UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 to March 31, 2011

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS—90.1%
Australia—3.6%
Adelaide Brighton Ltd.	25,384	$84,550
Alumina Ltd.	37,995	96,844
Ansell Ltd.	22,220	310,802
ASX Ltd.	2,722	96,838
Australia & New Zealand Banking Group Ltd.	53,416	1,314,844
AXA Asia Pacific Holdings Ltd.	16,242	107,855
BHP Billiton Ltd.	56,467	2,710,275
Brambles Ltd.	18,390	134,607
Caltex Australia Ltd.	23,156	373,618
CFS Retail Property Trust REIT	36,456	69,387
Challenger Ltd.	37,894	193,209
Commonwealth Bank of Australia	13,612	737,528
Computershare Ltd.	7,001	67,077
CSL Ltd.	9,106	336,298
CSR Ltd. (a)	11,380	38,559
Dexus Property Group REIT	74,910	65,806
DUET Group	51,943	90,009
Fairfax Media Ltd. (a)	116,736	155,742
Flight Centre Ltd. (a)	2,293	52,795
Fortescue Metals Group Ltd. (a)	19,404	128,572
Foster’s Group Ltd.	73,070	432,070
Goodman Group REIT	93,620	66,321
GPT Group - In Specie REIT (3)†(b)	96,388	—
GPT Group REIT	29,672	96,324
Leighton Holdings Ltd. (a)	5,241	159,797
Lend Lease Group	8,523	79,914
Mirvac Group REIT	51,825	66,747
National Australia Bank Ltd.	48,458	1,295,158
Newcrest Mining Ltd.	12,358	509,080
Origin Energy Ltd.	15,399	258,449
OZ Minerals Ltd.	52,223	86,237
Pacific Brands Ltd.	97,806	85,403
Paladin Energy Ltd. †(a)	10,415	38,995
Qantas Airways Ltd. †	55,591	125,306
QR National Ltd. †	27,325	94,683
Rio Tinto Ltd.	11,473	1,005,594
Santos Ltd.	25,284	406,535
SP AusNet	57,136	52,037
Stockland REIT	43,746	167,819
Suncorp Group Ltd.	23,190	203,463
TABCORP Holdings Ltd.	74,299	575,523
Tatts Group Ltd.	145,288	351,420
Telstra Corp. Ltd.	69,795	203,591
Transurban Group	19,970	111,026
Wesfarmers Ltd.	23,287	766,153
Westfield Group REIT	35,184	339,756
Westfield Retail Trust REIT	46,500	126,015
Westpac Banking Corp.	34,732	873,904
Woodside Petroleum Ltd.	11,714	567,106
Woolworths Ltd.	1,447	40,217

		16,349,858

Belgium—0.1%
Solvay SA	3,391	402,011

Bermuda—0.1%
Catlin Group Ltd.	19,796	114,482
Everest Re Group Ltd. (1)	5,635	496,894

		611,376

Canada—5.0% (1)
AGF Management Ltd., Class B	9,718	196,565
Agrium, Inc.	1,000	92,347
AltaGas Ltd.	5,500	145,570
ARC Resources Ltd.	4,700	127,741
Atco Ltd., Class I	3,349	202,771
Bank of Montreal	7,580	492,407
Bank of Nova Scotia	15,799	969,451
Barrick Gold Corp.	22,905	1,190,493
BCE, Inc.	26,209	952,121
Bombardier, Inc., Class B	69,591	511,794
Bonavista Energy Corp.	1,300	40,227
Brookfield Asset Management, Inc., Class A	8,102	263,325
Cameco Corp.	3,700	111,286
Canadian Imperial Bank of Commerce (a)	10,500	905,415
Canadian National Railway Co.	5,900	445,162
Canadian Natural Resources Ltd.	17,004	840,817
Canadian Oil Sands Ltd.	7,934	267,358
Canadian Pacific Railway Ltd.	5,200	334,259
Canadian Tire Corp. Ltd., Class A	4,500	298,685
Celestica, Inc. †	22,211	238,261
Cenovus Energy, Inc.	10,200	402,950
Enerplus Corp.	2,951	93,476
Finning International, Inc.	30,400	898,046
Goldcorp, Inc.	2,588	129,040
Great-West Lifeco, Inc.	3,145	87,262
HudBay Minerals, Inc. (a)	30,400	495,117
Imperial Oil Ltd. (a)	7,000	357,690
Inmet Mining Corp.	780	54,829
Intact Financial Corp.	6,600	342,084
Ivanhoe Mines Ltd. †	4,885	133,978
Laurentian Bank of Canada	5,037	262,994
MacDonald Dettwiler & Associates Ltd.	2,800	155,581
Magna International, Inc.	16,534	792,677
Manulife Financial Corp. (a)	40,900	724,767
National Bank of Canada	2,914	236,817
Nexen, Inc.	11,000	274,234
Niko Resources Ltd.	700	67,148
Onex Corp.	1,600	56,095
Pacific Rubiales Energy Corp.	4,000	110,985
Penn West Petroleum Ltd.	7,500	208,252
Petrobank Energy & Resources Ltd. †	1,600	33,815
Potash Corp of Saskatchewan, Inc.	20,200	1,191,581
Power Corp. of Canada	4,746	140,642
Precision Drilling Corp. †	29,800	403,891
Research In Motion Ltd. †	14,340	810,998
RioCan Real Estate Investment Trust REIT	4,900	128,679
Royal Bank of Canada	8,524	527,442
Russel Metals, Inc.	18,100	509,862
Sherritt International Corp.	24,500	201,155
Silver Wheaton Corp.	5,300	230,259
Sun Life Financial, Inc.	6,700	210,571
Suncor Energy, Inc.	10,582	474,580
Talisman Energy, Inc.	22,366	552,979
Teck Resources Ltd., Class B	17,893	948,449
TELUS Corp., Class A	2,307	112,078
Toronto-Dominion Bank/The	10,112	894,904

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Canada—5.0% (1) (continued)
Trican Well Service Ltd.	6,600	$149,019
Valeant Pharmaceuticals International, Inc.	4,574	228,346
Vermilion Energy, Inc.	3,600	187,631
Yamana Gold, Inc.	13,600	168,054
Yellow Media, Inc. (a)	8,100	46,035

		22,661,047

Cayman Islands—0.0% (c)
Wynn Macau Ltd.	25,600	71,434

China—0.0% (c)
Foxconn International Holdings Ltd. †	32,101	19,278
Yangzijiang Shipbuilding Holdings Ltd.	24,404	35,049

		54,327

Denmark—0.8%
AP Moller-Maersk A/S, Class B (a)	6	56,310
Carlsberg A/S, Class B	4,235	455,405
Coloplast A/S, Class B	1,028	148,693
Danske Bank A/S †	26,715	590,535
Novo Nordisk A/S, Class B (a)	17,631	2,214,147

		3,465,090

Finland—0.7%
Kesko OYJ B Shares (a)	7,485	349,839
Metso OYJ (a)	4,000	214,606
Nokia OYJ	66,012	562,042
Stora Enso OYJ R Shares (a)	58,058	691,178
UPM-Kymmene OYJ	30,349	641,686
Wartsila OYJ	22,312	869,681

		3,329,032

France—3.9%
Accor SA	4,142	186,137
Arkema SA	8,943	813,058
BNP Paribas	27,672	2,022,953
Bouygues SA	14,577	699,729
Christian Dior SA	5,026	708,016
Cie Generale des Etablissements Michelin, Class B	5,298	446,879
CNP Assurances	1,429	30,329
Compagnie de Saint-Gobain	21,523	1,316,253
Klepierre REIT	1,740	70,605
Legrand SA	20,362	847,011
L’Oreal SA	5,685	662,358
LVMH Moet Hennessy Louis Vuitton SA	3,924	621,321
Metropole Television SA	1,365	35,677
Natixis †	107,163	605,142
Peugeot SA †	5,097	201,084
Safran SA	6,184	218,702
Sanofi-Aventis SA	6,600	462,493
Schneider Electric SA	2,936	501,444
Societe BIC SA	7,938	705,386
Societe Generale	6,214	403,626
Societe Television Francaise 1	12,417	227,594
Total SA	52,926	3,224,971
Unibail-Rodamco SE REIT	1,690	366,280
Valeo SA †	13,352	777,356
Vivendi SA	35,582	1,015,061
Zodiac Aerospace	4,372	318,497

		17,487,962

Germany—3.5%
Adidas AG	7,561	475,374
Allianz SE	8,256	1,156,052
Aurubis AG	4,144	220,608
BASF SE	11,828	1,020,935
Bayer AG	26,363	2,036,883
Daimler AG †	12,534	883,177
Deutsche Bank AG	8,854	519,126
Deutsche Boerse AG	2,471	187,067
Deutsche Lufthansa AG †	38,000	804,661
Deutsche Post AG	9,463	170,081
Deutsche Telekom AG	63,382	980,415
E.ON AG	3,701	112,544
GEA Group AG	6,656	218,958
Hannover Rueckversicherung AG	8,411	458,823
Infineon Technologies AG	69,455	708,527
K+S AG	3,818	287,900
MAN SE	9,160	1,139,714
Muenchener Rueckversicherungs AG	6,256	983,501
Siemens AG	19,471	2,663,410
Suedzucker AG	21,344	594,687

		15,622,443

Hong Kong—1.1%
AIA Group Ltd. †	125,600	386,631
ASM Pacific Technology Ltd.	2,982	37,445
Cheung Kong Holdings Ltd.	24,201	394,472
Cheung Kong Infrastructure Holdings Ltd.	5,749	27,163
Chinese Estates Holdings Ltd.	45,500	81,810
CLP Holdings Ltd.	30,511	246,657
Hang Lung Group Ltd.	11,791	73,076
Hang Seng Bank Ltd.	24,757	400,021
Hong Kong Exchanges and Clearing Ltd.	16,169	350,841
Hopewell Holdings Ltd.	31,195	93,669
Hutchison Whampoa Ltd.	42,489	502,830
Hysan Development Co. Ltd.	30,823	126,773
Li & Fung Ltd.	8,734	44,666
Lifestyle International Holdings Ltd.	9,000	21,533
Link REIT/The REIT	34,329	107,485
Mongolia Energy Corp. Ltd. †	48,885	9,875
New World Development Ltd.	40,173	70,830
NWS Holdings Ltd.	19,500	29,829
Orient Overseas International Ltd.	22,500	235,501
PCCW Ltd.	65,406	27,246
Power Assets Holdings Ltd.	25,500	170,424
SJM Holdings Ltd.	25,000	43,743
Sun Hung Kai Properties Ltd.	21,022	332,905
Swire Pacific Ltd., Class A	12,818	187,736
Television Broadcasts Ltd.	27,442	160,843
Wharf Holdings Ltd.	41,604	286,560
Wheelock & Co. Ltd.	59,844	224,583
Yue Yuen Industrial Holdings Ltd.	45,623	145,098

		4,820,245

Ireland—0.5%
Accenture PLC, Class A (1)	15,874	872,594
Experian PLC	65,742	813,947
WPP PLC	61,435	757,114

		2,443,655

Italy—1.4%
Banco Popolare SC	141,898	422,932

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Italy—1.4% (continued)
Enel SpA	94,899	$597,841
ENI SpA	109,223	2,680,050
Fiat Industrial SpA †	22,378	321,264
Fiat SpA	97,448	880,721
Mediaset SpA	72,330	459,102
Telecom Italia SpA	489,169	751,757
UniCredit SpA	146,667	361,512

		6,475,179

Japan—8.3%
Aeon Co. Ltd.	51,100	592,119
Aeon Mall Co. Ltd.	900	19,300
Aisin Seiki Co. Ltd.	14,100	490,133
Ajinomoto Co., Inc.	9,000	93,639
Asahi Glass Co. Ltd.	49,236	619,455
Asahi Kasei Corp.	41,000	276,137
Bridgestone Corp.	12,000	250,930
Brother Industries Ltd.	3,300	48,455
Canon, Inc.	12,745	548,160
Central Japan Railway Co.	42	332,942
Chubu Electric Power Co., Inc.	9,354	208,247
Cosmo Oil Co. Ltd. (a)	13,000	40,334
Credit Saison Co. Ltd.	14,675	236,801
Daicel Chemical Industries Ltd.	64,000	395,025
Daido Steel Co. Ltd. (a)	79,000	449,785
Dai-ichi Life Insurance Co. Ltd./The	129	194,538
Daiichi Sankyo Co. Ltd.	13,600	262,565
Daito Trust Construction Co. Ltd.	1,586	109,093
Daiwa House Industry Co. Ltd.	151	1,847
Denso Corp.	15,100	502,149
DIC Corp.	60,495	140,703
East Japan Railway Co.	8,512	472,663
Ebara Corp.	39,000	208,061
Elpida Memory, Inc. †(a)	9,200	118,313
FANUC Corp.	2,600	393,008
Fuji Electric Co. Ltd.	35,000	110,516
Fuji Heavy Industries Ltd.	68,733	444,105
FUJIFILM Holdings Corp.	15,544	481,790
Fujitsu Ltd.	63,115	356,666
Fukuoka Financial Group, Inc.	10,096	41,969
Hino Motors Ltd. (a)	83,975	410,934
Hitachi High-Technologies Corp.	2,658	52,985
Hitachi Ltd. (a)	101,000	525,763
Honda Motor Co. Ltd.	20,597	765,253
Hoya Corp.	5,706	130,216
Idemitsu Kosan Co. Ltd.	2,300	268,785
IHI Corp. (a)	193,000	470,403
Isuzu Motors Ltd.	107,000	424,470
ITOCHU Corp.	64,888	679,044
Itochu Techno-Solutions Corp.	6,100	197,246
Japan Petroleum Exploration Co.	1,600	79,991
Japan Real Estate Investment Corp. REIT	7	66,316
Japan Retail Fund Investment Corp. REIT	18	28,225
JFE Holdings, Inc.	2,700	79,055
JTEKT Corp.	15,988	208,281
JX Holdings, Inc.	35,614	239,276
Kaneka Corp.	21,354	149,079
Kansai Electric Power Co., Inc./The	13,500	294,157
KDDI Corp.	77	476,066
Keisei Electric Railway Co. Ltd.	1,461	8,370
Kinden Corp.	44,284	404,328
Kobe Steel Ltd.	231,759	600,042
Komatsu Ltd.	13,300	451,211
Konica Minolta Holdings, Inc.	26,500	222,708
Kubota Corp.	12,343	116,148
Kuraray Co. Ltd.	39,700	512,636
Kyocera Corp.	2,100	212,830
Makita Corp.	10,246	476,610
Marubeni Corp.	11,000	79,055
Maruichi Steel Tube Ltd.	13,800	341,209
Miraca Holdings, Inc.	6,128	234,543
Mitsubishi Chemical Holdings Corp.	37,000	233,064
Mitsubishi Corp.	2,936	81,411
Mitsubishi Electric Corp.	62,000	729,652
Mitsubishi Estate Co. Ltd.	18,764	317,094
Mitsubishi UFJ Financial Group, Inc.	128,449	591,850
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,658	186,846
Mitsui & Co. Ltd.	34,889	624,648
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	17,000	40,742
Mitsui Fudosan Co. Ltd.	17,598	289,284
Mitsui OSK Lines Ltd.	69,000	397,865
Mitsumi Electric Co. Ltd.	10,040	133,732
Mizuho Financial Group, Inc.	167,128	275,776
Mizuho Securities Co. Ltd.	5,077	13,504
Nippon Building Fund, Inc. REIT	8	77,984
Nippon Electric Glass Co. Ltd.	28,000	396,826
Nippon Kayaku Co. Ltd.	20,546	186,456
Nippon Meat Packers, Inc.	30,097	379,588
Nippon Shokubai Co. Ltd.	13,000	162,680
Nippon Telegraph & Telephone Corp.	7,948	354,997
Nishi-Nippon City Bank Ltd./The	20,363	58,503
Nissan Motor Co. Ltd.	10,100	89,719
Nisshin Seifun Group, Inc.	6,500	74,906
Nisshin Steel Co. Ltd.	83,000	178,260
Nisshinbo Holdings, Inc.	9,000	87,388
Nitto Denko Corp.	10,294	545,458
NTN Corp.	19,000	91,158
NTT Data Corp. (a)	93	287,169
NTT DoCoMo, Inc. (a)	487	850,178
OJI Paper Co. Ltd.	68,682	326,192
Omron Corp.	7,931	223,277
ORIX Corp.	1,599	149,880
Osaka Gas Co. Ltd.	129,446	516,443
Pacific Metals Co. Ltd.	34,720	257,088
Rengo Co. Ltd.	884	5,771
Sapporo Hokuyo Holdings, Inc.	15,568	74,822
SBI Holdings, Inc.	261	32,813
Secom Co. Ltd.	2,900	134,845
Sega Sammy Holdings, Inc.	26,900	466,504
Seino Holdings Corp.	31,100	234,941
Sekisui Chemical Co. Ltd.	38,000	296,897
Sekisui House Ltd.	9,000	83,990
Seven & I Holdings Co. Ltd.	19,530	497,499
Shimizu Corp. (a)	10,000	44,349
Showa Shell Sekiyu KK	25,400	264,939
Softbank Corp. (a)	4,900	195,237
Sojitz Corp.	134,216	266,950
Sony Corp.	20,317	648,032
Sumitomo Corp.	53,700	767,439
Sumitomo Heavy Industries Ltd.	59,000	384,310
Sumitomo Metal Industries Ltd.	36,493	81,580

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Japan—8.3% (continued)
Sumitomo Mitsui Financial Group, Inc.	21,249	$659,257
Sumitomo Mitsui Trust Holdings, Inc.	32,780	116,128
Sumitomo Realty & Development Co. Ltd.	5,624	112,459
Taisei Corp.	131,000	322,556
Takeda Pharmaceutical Co. Ltd.	19,769	922,335
Teijin Ltd.	26,000	116,321
Tokai Rika Co. Ltd.	3,165	53,957
Tokio Marine Holdings, Inc. (a)	17,400	464,570
Tokyo Electric Power Co., Inc./The	26,870	149,765
Tokyo Gas Co. Ltd.	65,000	296,490
Tokyu Land Corp.	5,000	21,746
TonenGeneral Sekiyu KK	9,000	111,154
Tosoh Corp.	60,000	215,849
Toyota Auto Body Co. Ltd.	10,365	173,723
Toyota Motor Corp.	34,272	1,360,059
USS Co. Ltd.	5,795	451,036
West Japan Railway Co.	44	169,625
Yamada Denki Co. Ltd.	3,370	226,472
Yamaha Corp.	11,300	128,362
Yamaha Motor Co. Ltd. †	13,000	226,355
Yamatake Corp.	3,700	90,631
Yamato Holdings Co. Ltd.	7,100	110,075

		37,834,144

Jersey, Channel Islands—0.3%
Sands China Ltd. †	31,600	70,413
Wolseley PLC †	36,527	1,229,644

		1,300,057

Netherlands—2.0%
ASML Holding NV †	10,854	482,662
Corio NV REIT	1,027	71,863
ING Groep NV CVA †	61,951	786,395
Koninklijke Ahold NV	68,517	918,889
Koninklijke BAM Groep NV	24,641	189,831
Koninklijke DSM NV	17,387	1,069,019
Koninklijke Philips Electronics NV †	20,501	656,708
Royal Dutch Shell PLC A Shares	56,073	2,033,959
Royal Dutch Shell PLC B Shares	54,856	1,992,045
Unilever NV CVA	24,960	782,062

		8,983,433

Singapore—0.7%
Ascendas Real Estate Investment Trust REIT	22,478	36,378
CapitaLand Ltd.	86,000	225,135
CapitaMall Trust REIT	34,494	51,413
DBS Group Holdings Ltd.	20,054	232,825
Fraser and Neave Ltd.	66,000	314,710
Genting Singapore PLC †	108,000	175,597
Golden Agri-Resources Ltd.	244,000	133,428
Jardine Cycle & Carriage Ltd.	7,291	211,550
Neptune Orient Lines Ltd. †	100,891	155,090
Oversea-Chinese Banking Corp. Ltd.	67,422	512,401
SembCorp Industries Ltd.	11,777	48,697
SembCorp Marine Ltd.	55,000	254,979
Singapore Exchange Ltd.	10,967	68,261
Singapore Technologies Engineering Ltd.	25,103	64,888
Singapore Telecommunications Ltd.	129,635	310,395
StarHub Ltd.	7,476	16,009
United Overseas Bank Ltd.	17,201	256,460
UOL Group Ltd.	10,340	38,921

		3,107,137

Spain—1.8%
Abengoa SA †	7,235	239,533
Banco Bilbao Vizcaya Argentaria SA	23,170	281,113
Banco Santander SA	221,904	2,588,291
Endesa SA	30,206	936,057
Inditex SA	17,185	1,378,931
Repsol YPF SA	28,033	960,810
Telefonica SA	63,162	1,584,400

		7,969,135

Sweden—1.4%
Boliden AB	72,843	1,567,173
Investor AB B Shares	9,034	219,145
Lundin Petroleum AB †	16,420	236,005
NCC AB, Class B	11,801	338,141
Sandvik AB	9,240	174,382
Scania AB B Shares	60,703	1,407,169
Svenska Handelsbanken AB, Class A (a)	13,174	432,097
Swedbank AB (a)	1,243	21,254
Tele2 AB B Shares	64,658	1,493,289
Telefonaktiebolaget LM Ericsson B Shares	43,215	555,998
Volvo AB B Shares †	6,086	106,980

		6,551,633

Switzerland—4.2%
ABB Ltd. †	69,185	1,661,337
ACE Ltd. (1)	16,496	1,067,291
Clariant AG †	3,607	64,982
Compagnie Financiere Richemont SA, Class A	24,292	1,400,677
Nestle SA	80,594	4,615,226
Noble Corp. (1)	3,835	174,953
Novartis AG	51,712	2,800,256
Panalpina Welttransport Holding AG †	733	91,226
Roche Holding AG	13,947	1,991,149
Sulzer AG	2,560	384,626
Swiss Reinsurance Co. Ltd.	3,580	204,014
Syngenta AG	781	254,080
Transocean Ltd. †	5,093	397,756
Tyco Electronics Ltd. (1)	37,660	1,311,321
Tyco International Ltd. (1)	14,200	635,734
UBS AG †	36,530	657,178
Xstrata PLC	55,427	1,293,199

		19,005,005

United Kingdom—6.9%
Aggreko PLC	4,274	107,943
Anglo American PLC	33,155	1,703,675
Associated British Foods PLC	28,204	448,794
AstraZeneca PLC	24,673	1,133,542
Aviva PLC	178,283	1,237,148
Barclays PLC	69,290	311,109
BHP Billiton PLC	33,310	1,318,785
BP PLC	260,135	1,911,234
British American Tobacco PLC	14,964	600,021
British Land Co. PLC REIT	13,261	117,531

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
United Kingdom—6.9% (continued)
British Sky Broadcasting Group PLC	17,771	$235,397
BT Group PLC	426,866	1,268,393
Burberry Group PLC	42,310	796,909
Capital Shopping Centres Group PLC REIT	6,502	39,942
Centrica PLC	301,886	1,574,278
Croda International PLC	5,110	137,596
Daily Mail & General Trust PLC, Class A	20,527	162,443
Drax Group PLC	27,850	177,357
Ensco PLC ADR (1)	6,671	385,851
GlaxoSmithKline PLC	32,508	619,429
Hammerson PLC REIT	10,329	74,054
HSBC Holdings PLC	190,602	1,968,749
ICAP PLC	11,827	100,091
IMI PLC	24,636	406,977
Intermediate Capital Group PLC	51,272	268,488
Investec PLC	35,272	269,808
ITV PLC †	199,712	247,562
J Sainsbury PLC	38,290	205,696
Kesa Electricals PLC	150,666	291,609
Kingfisher PLC	288,347	1,135,965
Ladbrokes PLC	38,984	82,791
Land Securities Group PLC REIT	4,504	52,937
Legal & General Group PLC	189,236	349,353
Lloyds Banking Group PLC †	1,607,685	1,493,867
Misys PLC †	26,501	134,419
Mitchells & Butlers PLC †	14,400	69,694
Mondi PLC	115,699	1,112,049
Petrofac Ltd.	24,208	578,479
Rio Tinto PLC	23,550	1,664,945
Royal Bank of Scotland Group PLC †	684,086	448,797
Sage Group PLC/The	29,028	129,492
Segro PLC REIT	13,080	67,440
Smith & Nephew PLC	14,427	162,565
Tate & Lyle PLC	86,104	797,033
Tesco PLC	214,202	1,308,488
Tullow Oil PLC	14,217	329,901
United Business Media Ltd.	19,812	190,048
Vodafone Group PLC	1,016,372	2,896,469
Weir Group PLC/The	3,759	104,293
WH Smith PLC	2,961	20,590

		31,250,026

United States—43.8% (1)
3M Co.	2,100	196,350
Abbott Laboratories	17,584	862,495
Aflac, Inc.	7,600	401,128
Altria Group, Inc.	66,296	1,725,685
AMB Property Corp. REIT	2,900	104,313
Ameren Corp.	13,100	367,717
American Eagle Outfitters, Inc.	53,000	842,170
American Express Co.	8,889	401,783
American Financial Group, Inc./OH	33,825	1,184,552
Ameriprise Financial, Inc.	9,300	568,044
AmerisourceBergen Corp.	12,000	474,720
Amgen, Inc. †	38,249	2,044,409
Annaly Capital Management, Inc. REIT	8,318	145,149
Apache Corp.	1,580	206,854
Apollo Group, Inc., Class A †	24,700	1,030,237
Apple, Inc. †	10,128	3,529,102
Archer-Daniels-Midland Co.	1,433	51,602
Armstrong World Industries, Inc.	5,200	240,604
Ashland, Inc.	14,000	808,640
Assurant, Inc.	27,800	1,070,578
Astoria Financial Corp.	13,600	195,432
AT&T, Inc.	129,597	3,965,668
AutoZone, Inc. †	1,000	273,560
AvalonBay Communities, Inc. REIT	1,311	157,425
Bank of America Corp.	170,038	2,266,607
Becton Dickinson and Co.	7,186	572,149
Bed Bath & Beyond, Inc. †	4,300	207,561
Berkshire Hathaway, Inc., Class B †	13,150	1,099,734
Best Buy Co., Inc.	10,200	292,944
Biogen Idec, Inc. †	2,900	212,831
Boeing Co./The	7,065	522,315
Boston Properties, Inc. REIT	1,463	138,766
Brinker International, Inc.	10,000	253,000
Brink’s Co./The	5,000	165,550
Bristol-Myers Squibb Co.	40,432	1,068,618
Broadridge Financial Solutions, Inc.	17,593	399,185
Brookfield Properties Corp.	2,845	50,356
Cablevision Systems Corp., Class A	18,200	629,902
Cardinal Health, Inc.	29,100	1,196,883
Career Education Corp. †	22,359	507,996
Carnival Corp.	5,700	218,652
CF Industries Holdings, Inc.	959	131,182
Chemed Corp.	9,980	664,768
Chevron Corp.	45,800	4,920,294
Chubb Corp.	6,649	407,650
Cimarex Energy Co.	7,700	887,348
Cisco Systems, Inc.	54,289	931,056
Citigroup, Inc. †	577,191	2,551,184
City National Corp./CA	6,100	348,005
Coach, Inc.	1,800	93,672
Coca-Cola Co./The	32,880	2,181,588
Colgate-Palmolive Co.	15,528	1,254,041
Comcast Corp., Class A	68,480	1,692,826
Comerica, Inc.	27,100	995,112
Computer Sciences Corp.	28,131	1,370,824
ConAgra Foods, Inc.	46,074	1,094,258
ConocoPhillips	35,175	2,809,076
Convergys Corp. †	12,000	172,320
Covidien PLC	11,900	618,086
Crown Holdings, Inc. †	16,651	642,396
CSX Corp.	20,498	1,611,143
DaVita, Inc. †	7,200	615,672
Delta Air Lines, Inc. †	28,900	283,220
Devon Energy Corp.	8,390	769,950
Diamond Offshore Drilling, Inc.	3,200	248,640
Diebold, Inc.	5,800	205,668
DIRECTV, Class A †	13,869	649,069
Discover Financial Services	12,900	311,148
DISH Network Corp., Class A †	8,674	211,299
DR Horton, Inc.	17,000	198,050
Dr Pepper Snapple Group, Inc.	26,432	982,213
DTE Energy Co.	17,400	851,904
Edison International	31,556	1,154,634
Eli Lilly & Co.	13,000	457,210
Emerson Electric Co.	8,741	510,737

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
United States—43.8% (1) (continued)
Energen Corp.	2,800	$176,736
Entergy Corp.	13,700	920,777
Equity Residential REIT	4,548	256,553
Estee Lauder Cos., Inc./The, Class A	300	28,908
Esterline Technologies Corp. †	2,500	176,800
Exelon Corp.	9,800	404,152
Exxon Mobil Corp.	85,689	7,209,016
FedEx Corp.	8,800	823,240
Ford Motor Co. †	47,100	702,261
Forest Laboratories, Inc. †	15,186	490,508
Franklin Resources, Inc.	3,200	400,256
Freeport-McMoRan Copper & Gold, Inc.	13,000	722,150
Gap, Inc./The	40,219	911,363
General Dynamics Corp.	6,838	523,517
General Electric Co.	198,402	3,977,960
General Mills, Inc.	17,588	642,841
GenOn Energy, Inc. †	6,772	25,801
Goldman Sachs Group, Inc./The	9,105	1,442,869
Google, Inc., Class A †	3,202	1,877,044
Guess?, Inc.	7,800	306,930
Harman International Industries, Inc.	4,200	196,644
Hartford Financial Services Group, Inc.	13,000	350,090
Hasbro, Inc.	10,650	498,846
HCP, Inc. REIT	5,972	226,578
Health Care REIT, Inc. REIT	2,485	130,313
Health Net, Inc. †	20,100	657,270
Hewlett-Packard Co.	29,652	1,214,842
HJ Heinz Co.	4,541	221,692
Home Depot, Inc.	30,206	1,119,434
Honeywell International, Inc.	14,402	859,943
Host Hotels & Resorts, Inc. REIT	9,300	163,773
Hudson City Bancorp, Inc.	18,917	183,117
Humana, Inc. †	17,000	1,188,980
Huntington Ingalls Industries, Inc. †	4,397	182,455
Ingram Micro, Inc., Class A †	30,100	633,003
Intel Corp.	96,067	1,937,671
International Business Machines Corp.	25,423	4,145,729
International Paper Co.	6,700	202,206
ITT Educational Services, Inc. †	13,200	952,380
Johnson & Johnson	68,896	4,082,088
JPMorgan Chase & Co.	74,973	3,456,255
KBR, Inc.	17,200	649,644
KeyCorp	64,300	570,984
Kimberly-Clark Corp.	25,563	1,668,497
Kimco Realty Corp. REIT	6,500	119,210
Kohl’s Corp.	15,400	816,816
Kraft Foods, Inc., Class A	5,321	166,867
L-3 Communications Holdings, Inc.	6,753	528,827
Laboratory Corp of America Holdings †	2,300	211,899
Lender Processing Services, Inc.	8,500	273,615
Lexmark International, Inc., Class A †	18,400	681,536
Liberty Media Corp. – Interactive, Series A †	22,700	364,108
Lincare Holdings, Inc.	15,000	444,900
Lockheed Martin Corp.	15,743	1,265,737
Loews Corp.	14,300	616,187
Lorillard, Inc.	7,600	722,076
Lowe’s Cos., Inc.	34,200	903,906
Ltd. Brands, Inc.	4,161	136,814
Lubrizol Corp.	7,800	1,044,888
Macerich Co./The REIT	2,100	104,013
Macy’s, Inc.	19,700	477,922
Marathon Oil Corp.	24,629	1,312,972
Masco Corp.	47,200	657,024
Mattel, Inc.	28,759	716,962
McDonald’s Corp.	12,425	945,418
McKesson Corp.	2,700	213,435
MeadWestvaco Corp.	15,400	467,082
Medco Health Solutions, Inc. †	11,921	669,483
Medicis Pharmaceutical Corp., Class A	8,900	285,156
Medtronic, Inc.	6,082	239,327
Merck & Co., Inc.	43,319	1,429,960
MetLife, Inc.	6,700	299,691
Microsoft Corp.	163,550	4,147,628
Murphy Oil Corp.	2,494	183,109
Newmont Mining Corp.	5,161	281,687
News Corp., Class A	64,900	1,139,644
Norfolk Southern Corp.	14,923	1,033,716
Northrop Grumman Corp.	26,379	1,654,227
NRG Energy, Inc. †	10,300	221,862
Occidental Petroleum Corp.	15,090	1,576,754
Omnicare, Inc.	48,400	1,451,516
Omnicom Group, Inc.	4,200	206,052
Oracle Corp.	20,286	676,944
Oshkosh Corp. †	1,300	45,994
Owens Corning †	36,148	1,300,967
Owens-Illinois, Inc. †	4,200	126,798
PDL BioPharma, Inc.	103,643	601,129
Peabody Energy Corp.	1,300	93,548
Penn National Gaming, Inc. †	17,083	633,096
PepsiCo, Inc.	20,772	1,337,925
PetSmart, Inc.	24,354	997,296
Pfizer, Inc.	132,943	2,700,072
Philip Morris International, Inc.	17,493	1,148,066
Plum Creek Timber Co., Inc. REIT	2,131	92,933
PNC Financial Services Group, Inc.	12,800	806,272
Procter & Gamble Co./The	56,808	3,499,373
ProLogis REIT	6,900	110,262
Protective Life Corp.	39,898	1,059,292
Public Storage REIT	1,669	185,109
Quest Diagnostics, Inc./DE	3,600	207,792
Qwest Communications International, Inc.	50,658	345,994
Rayonier, Inc. REIT	2,581	160,822
Raytheon Co.	45,167	2,297,645
Reinsurance Group of America, Inc.	13,900	872,642
Reynolds American, Inc.	48,074	1,708,069
Ross Stores, Inc.	6,713	477,429
RR Donnelley & Sons Co.	12,666	239,641
Sara Lee Corp.	47,536	839,961
SEACOR Holdings, Inc.	5,300	490,038
Sealed Air Corp.	9,599	255,909
Service Corp. International/US	21,900	242,214
Simon Property Group, Inc. REIT	4,342	465,289

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
United States—43.8% (1) (continued)
Southwest Airlines Co.	19,200	$242,496
Starbucks Corp.	9,100	336,245
STERIS Corp.	13,030	450,056
Target Corp.	19,800	990,198
Tellabs, Inc.	109,200	572,208
Texas Instruments, Inc.	9,184	317,399
Thomas & Betts Corp. †	9,914	589,586
Time Warner, Inc.	43,366	1,548,166
Timken Co.	35,133	1,837,456
TJX Cos., Inc.	16,664	828,701
Transocean Ltd. †	3,814	297,301
Travelers Cos., Inc./The	43,101	2,563,647
Tupperware Brands Corp.	5,109	305,058
Tyson Foods, Inc., Class A	36,400	698,516
United Parcel Service, Inc., Class B	11,100	824,952
United Technologies Corp.	17,449	1,477,058
UnitedHealth Group, Inc.	38,400	1,735,680
Unum Group	43,109	1,131,611
URS Corp. †	12,000	552,600
Valero Energy Corp.	28,700	855,834
Ventas, Inc. REIT	2,400	130,320
Verizon Communications, Inc.	73,412	2,829,298
Viacom, Inc., Class B	11,437	532,049
Vishay Intertechnology, Inc. †	29,200	518,008
Vornado Realty Trust REIT	1,648	144,200
W&T Offshore, Inc.	28,300	644,957
Walgreen Co.	18,840	756,238
Wal-Mart Stores, Inc.	65,405	3,404,330
Walter Energy, Inc.	7,000	948,010
Waste Management, Inc.	35,273	1,317,094
WellPoint, Inc.	26,191	1,827,870
Wells Fargo & Co.	32,570	1,032,469
Western Digital Corp. †	19,000	708,510
Western Union Co./The	57,600	1,196,352
Weyerhaeuser Co. REIT	8,600	211,560
Whirlpool Corp.	3,500	298,760
Williams-Sonoma, Inc.	7,790	315,495
Wyndham Worldwide Corp.	13,744	437,197
Wynn Resorts Ltd.	2,000	254,500

		198,682,157

TOTAL COMMON STOCKS (Cost $337,618,349)		408,476,386

PREFERRED STOCKS — 0.2%
Germany—0.2%
Porsche Automobil Holding SE	9,620	626,407
Volkswagen AG	2,748	444,140

TOTAL PREFERRED STOCKS (Cost $936,065)		1,070,547

RIGHTS—0.0% (c)
Germany—0.0% (c)
Porsche Automobil Holding SE, expires 4/12/11 † (Cost $107,549)	9,620	83,396

WARRANTS – 0.0% (c)
Hong Kong—0.0% (c)
Henderson Land Development Co. Ltd., expires 6/1/11 † (Cost $—)	3	—

MONEY MARKET FUNDS - 5.9%
J.P. Morgan Prime Money Market Fund – Capital Shares, 0.130% (e)(f) (cost $26,822,390)	26,822,390	$26,822,390

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN – 1.9%
J.P. Morgan Prime Money Market Fund – Capital Shares, 0.130% (d)(e) (cost $8,451,849)	8,451,849	8,451,849

TOTAL INVESTMENTS – 98.1% (Cost $373,936,202)		444,904,568

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9% (g)		8,490,516

NET ASSETS – 100.0%		$453,395,084

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities in $8,051,350; cash collateral of $8,451,849 was received with which the fund purchased a money market fund.
(b)	Security fair valued at March 31, 2011.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Represents annualized seven-day yield as of March 31, 2011.
(f)	A portion of the security is pledged as collateral to the brokers for total return swaps and forward foreign currency exchange contracts.
(g)	Includes appreciation(depreciation) on futures contracts, forward foreign currency exchange contracts and swaps.

All securities are Level 2, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

CVA – Dutch Certificate of Shares

REIT – Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$49,936,158	11.0%
Consumer Staples	38,880,863	8.5
Energy	44,920,411	9.9
Financials	72,621,196	16.0
Health Care	41,539,008	9.2
Industrials	61,048,945	13.5
Information Technology	35,621,106	7.9
Materials	34,602,671	7.6
Telecommunication Services	19,613,601	4.3
Utilities	9,775,823	2.2
Money Market Fund	35,274,239	7.8
Other Investments	1,070,547	0.2

Total Investments	444,904,568	98.1
Other Assets in Excess of Liabilities	8,490,516	1.9

Net Assets	$453,395,084	100.0%

Total return swap contracts outstanding as of March 31, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index	6/17/2011	$(34,679,669)	$(1,169,651)

Money market fund pledged as collateral to broker for total return swap contracts is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts:
316	Amsterdam Index Futures	April 15, 2011	$31,076,577	$32,611,359	$1,534,782
414	CAC40 10 Euro Futures	April 15, 2011	22,090,314	23,416,027	1,325,713
95	DAX Index Futures	June 17, 2011	22,368,049	23,825,169	1,457,120
18	FTSE 100 Index Futures	June 17, 2011	1,614,940	1,699,185	84,245
130	FTSE/MIB Index Futures	June 17, 2011	19,207,782	19,669,956	462,174
44	IBEX 35 Index Futures	April 15, 2011	6,440,468	6,589,867	149,399
5	MSCI Singapore Index Futures	April 28, 2011	284,562	291,074	6,512
354	S&P 500 E-Mini Futures	June 17, 2011	22,918,324	23,381,700	463,376
33	TOPIX Index Futures	June 9, 2011	3,732,737	3,435,682	(297,055)

					5,186,266

Short Contracts:
46	Hang Seng Index Futures	April 28, 2011	(6,843,736)	(6,953,031)	(109,295)
411	OMXS30 Index Futures	April 15, 2011	(6,842,873)	(7,301,030)	(458,157)
61	S&P/Toronto Stock Exchange 60 Index Futures	June 16, 2011	(9,852,230)	(10,158,907)	(306,677)
328	SPI 200 Index Futures	June 16, 2011	(38,849,559)	(41,263,324)	(2,413,765)

					(3,287,894)

					$1,898,372

Cash held as collateral with broker for futures contracts was $12,589,863 at March 31, 2011.

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding as of March 31, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	AUD	49,524,000	$49,583,899	$50,755,662	$1,171,763

Canadian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	CAD	6,459,000	6,599,589	6,651,769	52,180

Swiss Franc, Expiring 06/15/11	The Royal Bank of Scotland	CHF	5,472,000	5,959,874	5,960,265	391

Danish Krone, Expiring 06/15/11	The Royal Bank of Scotland	DKK	1,365,000	256,663	259,097	2,434

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	26,851,000	37,433,068	37,999,535	566,467

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	12,997,000	21,122,804	20,829,252	(293,552)

Hong Kong Dollar, Expiring 06/15/11	The Royal Bank of Scotland	HKD	6,478,000	832,188	833,339	1,151

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	5,765,000	1,588,352	1,651,773	63,421

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	974,026,000	12,241,403	11,715,303	(526,100)

Norwegian Krone, Expiring 06/15/11	The Royal Bank of Scotland	NOK	226,344,000	40,367,284	40,763,703	396,419

New Zealand Dollar, Expiring 06/15/11	The Royal Bank of Scotland	NZD	25,119,000	18,645,365	19,073,861	428,496

Swedish Krona, Expiring 06/15/11	The Royal Bank of Scotland	SEK	453,058,000	71,240,309	71,503,371	263,062

Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	362,000	285,373	287,220	1,847

				$266,156,171	$268,284,150	$2,127,979

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	AUD	(19,707,000)	$(19,324,796)	$(20,197,113)	$(872,317)

Canadian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	CAD	(1,263,000)	(1,296,981)	(1,300,694)	(3,713)

Swiss Franc, Expiring 06/15/11	The Royal Bank of Scotland	CHF	(26,390,000)	(28,503,250)	(28,744,772)	(241,522)

Danish Krone, Expiring 06/15/11	The Royal Bank of Scotland	DKK	(7,666,000)	(1,419,404)	(1,455,118)	(35,714)

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	(41,745,000)	(57,903,082)	(59,077,524)	(1,174,442)

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	(5,808,000)	(9,434,391)	(9,308,017)	126,374

Hong Kong Dollar, Expiring 06/15/11	The Royal Bank of Scotland	HKD	(1,381,000)	(177,267)	(177,654)	(387)

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	(403,000)	(112,121)	(115,467)	(3,346)

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	(2,459,020,000)	(29,996,539)	(29,576,382)	420,157

Norwegian Krone, Expiring 06/15/11	The Royal Bank of Scotland	NOK	(54,159,000)	(9,673,251)	(9,753,832)	(80,581)

New Zealand Dollar, Expiring 06/15/11	The Royal Bank of Scotland	NZD	(50,189,000)	(36,949,302)	(38,110,515)	(1,161,213)

Swedish Krona, Expiring 06/15/11	The Royal Bank of Scotland	SEK	(68,658,000)	(10,708,627)	(10,835,872)	(127,245)

Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	(24,000)	(18,680)	(19,042)	(362)

				(205,517,691)	(208,672,002)	(3,154,311)

				$60,638,480	$59,612,148	$(1,026,332)

Money market fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $6,170,295.

See notes to Schedule of Investments.

Schedule of Investments

AQR GLOBAL EQUITY FUND

March 31, 2011 (Unaudited)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS - 86.1%
Australia - 7.8%
Adelaide Brighton Ltd. (a)	81,285	$270,748
AGL Energy Ltd.	10,774	159,511
Alumina Ltd.	85,028	216,724
Ansell Ltd.	73,194	1,023,802
ASX Ltd.	5,817	206,947
Australia & New Zealand Banking Group Ltd.	122,242	3,009,007
AXA Asia Pacific Holdings Ltd.	35,273	234,231
BHP Billiton Ltd.	135,413	6,499,485
Brambles Ltd.	18,106	132,528
Caltex Australia Ltd. (a)	56,047	904,310
CFS Retail Property Trust REIT	69,740	132,736
Challenger Ltd.	78,793	401,739
Commonwealth Bank of Australia	35,177	1,905,966
Computershare Ltd. (a)	15,439	147,922
CSL Ltd. (a)	19,994	738,409
CSR Ltd. (a)	108,604	367,984
Dexus Property Group REIT	186,006	163,400
DUET Group	65,291	113,139
Fairfax Media Ltd. (a)	315,385	420,767
Fortescue Metals Group Ltd. (a)	45,904	304,162
Foster’s Group Ltd.	194,550	1,150,394
Goodman Group REIT	193,631	137,170
GPT Group - In Specie REIT (3)†(b)	143,427	—
GPT Group REIT	58,413	189,625
Leighton Holdings Ltd. (a)	9,172	279,652
Lend Lease Group	21,131	198,131
Mirvac Group REIT	88,938	114,546
National Australia Bank Ltd.	105,612	2,822,737
Newcrest Mining Ltd.	28,545	1,175,894
Origin Energy Ltd. (a)	33,140	556,204
OZ Minerals Ltd.	117,352	193,785
Pacific Brands Ltd.	251,820	219,887
Paladin Energy Ltd. †(a)	24,740	92,629
Qantas Airways Ltd. †	99,772	224,892
QR National Ltd. †	64,128	222,208
Rio Tinto Ltd.	28,438	2,492,555
Santos Ltd.	69,837	1,122,892
SP AusNet	171,589	156,277
Stockland REIT	89,584	343,664
Suncorp Group Ltd. (a)	67,433	591,639
TABCORP Holdings Ltd.	160,072	1,239,924
Tatts Group Ltd. (a)	333,843	807,492
Telstra Corp. Ltd.	160,562	468,356
Transurban Group	37,755	209,904
Wesfarmers Ltd.	36,817	1,212,217
Westfield Group REIT	84,935	820,179
Westfield Retail Trust REIT	84,935	230,174
Westpac Banking Corp.	73,229	1,842,540
Woodside Petroleum Ltd.	24,714	1,196,471
Woolworths Ltd.	3,341	92,858

		37,758,413

Belgium - 0.3%
Anheuser-Busch InBev NV	7,392	421,432
Groupe Bruxelles Lambert SA	2,641	246,784
Solvay SA	5,753	682,032

		1,350,248

Bermuda - 0.1%
Catlin Group Ltd.	54,405	314,628

Cayman Islands - 0.0% (c)
Wynn Macau Ltd.	56,800	158,493

China - 0.0% (c)
Foxconn International Holdings Ltd. †	69,406	41,681
Yangzijiang Shipbuilding Holdings Ltd.	63,319	90,940

		132,621

Denmark - 1.5%
AP Moller - Maersk A/S, Class B (a)	3	28,155
Coloplast A/S, Class B	5,558	803,928
Danske Bank A/S †	54,696	1,209,054
Novo Nordisk A/S, Class B (a)	40,859	5,131,179

		7,172,316

Finland - 1.6%
Kesko OYJ B Shares (a)	12,311	575,401
Nokia OYJ	73,103	622,416
Stora Enso OYJ R Shares (a)	235,741	2,806,486
UPM-Kymmene OYJ	122,766	2,595,709
Wartsila OYJ	25,720	1,002,518

		7,602,530

France - 8.8%
Accor SA	26,393	1,186,071
Arkema SA	31,686	2,880,750
BNP Paribas	72,024	5,265,293
Bouygues SA	19,596	940,653
Christian Dior SA	13,165	1,854,561
Compagnie de Saint-Gobain	49,775	3,044,023
Credit Agricole SA	28,067	460,519
France Telecom SA	22,020	494,430
Klepierre REIT	3,675	149,124
Legrand SA	40,178	1,671,310
L’Oreal SA	10,722	1,249,218
LVMH Moet Hennessy Louis Vuitton SA	6,597	1,044,561
Metropole Television SA	7,813	204,206
Natixis †	98,200	554,528
PPR	1,669	255,622
Safran SA	4,358	154,124
Sanofi-Aventis SA	15,188	1,064,294
Schneider Electric SA	3,120	532,870
SEB SA	3,699	364,531
Societe BIC SA	7,961	707,430
Societe Generale	45,146	2,932,427
Societe Television Francaise 1	24,606	451,009
Thales SA	5,928	236,526
Total SA	120,598	7,348,469
Unibail-Rodamco SE REIT	3,619	784,360
Valeo SA †	55,452	3,228,424
Vivendi SA	73,040	2,083,640
Zodiac Aerospace	15,462	1,126,394

		42,269,367

Germany - 7.4%
Adidas AG	21,660	1,361,805
Allianz SE	17,348	2,429,165
Aurubis AG	7,693	409,541
BASF SE	44,493	3,840,417
Bayer AG	56,148	4,338,160
Bayerische Motoren Werke AG	7,489	621,765
Daimler AG †	30,620	2,157,562
Deutsche Bank AG	20,349	1,193,098

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Germany - 7.4% (continued)
Deutsche Boerse AG	5,256	$397,905
Deutsche Lufthansa AG †	51,043	1,080,850
Deutsche Telekom AG	188,151	2,910,387
E.ON AG	25,202	766,371
Hannover Rueckversicherung AG	23,501	1,281,988
Infineon Technologies AG	46,433	473,674
K+S AG	9,989	753,230
MAN SE	16,292	2,027,099
Muenchener Rueckversicherungs AG	12,154	1,910,720
Siemens AG	42,638	5,832,391
Software AG	4,595	758,619
Suedzucker AG	33,604	936,274

		35,481,021

Hong Kong - 2.2%
AIA Group Ltd. †	285,400	878,539
ASM Pacific Technology Ltd.	6,404	80,415
BOC Hong Kong Holdings Ltd.	45,053	146,884
Cheung Kong Holdings Ltd.	66,278	1,080,320
Cheung Kong Infrastructure Holdings Ltd.	14,827	70,055
CLP Holdings Ltd.	39,509	319,399
Hang Lung Group Ltd.	30,276	187,638
Hang Lung Properties Ltd.	10,000	43,860
Hang Seng Bank Ltd.	55,135	890,865
Hong Kong Exchanges and Clearing Ltd.	35,954	780,143
Hutchison Whampoa Ltd. (a)	88,832	1,051,269
Hysan Development Co. Ltd.	86,000	353,712
Kerry Properties Ltd.	62,000	310,132
Li & Fung Ltd. (a)	19,668	100,582
Lifestyle International Holdings Ltd.	20,500	49,047
Link REIT/The REIT	81,382	254,810
Mongolia Energy Corp. Ltd. †	95,406	19,272
New World Development Ltd.	88,896	156,736
NWS Holdings Ltd.	39,000	59,659
Orient Overseas International Ltd.	18,000	188,401
PCCW Ltd.	131,000	54,569
Power Assets Holdings Ltd.	48,000	320,798
Shanghai Industrial Urban Development Group Ltd. †	8	3
SJM Holdings Ltd.	56,000	97,984
Sun Hung Kai Properties Ltd.	43,046	681,678
Swire Pacific Ltd., Class A	27,030	395,888
Television Broadcasts Ltd.	53,403	313,005
Wharf Holdings Ltd.	105,243	724,894
Wheelock & Co. Ltd.	138,621	520,219
Yue Yuen Industrial Holdings Ltd.	122,609	389,941

		10,520,717

Ireland - 0.5%
Experian PLC	168,268	2,083,315
WPP PLC	18,068	222,667

		2,305,982

Italy - 2.7%
Banca Popolare di Milano Scarl	171,384	642,862
Enel SpA	168,489	1,061,441
ENI SpA	255,085	6,259,127
Fiat Industrial SpA †	53,479	767,757
Fiat SpA	238,229	2,153,079
Intesa Sanpaolo SpA	142,523	420,455
Parmalat Finanziaria SpA (3)†(b)	45,800	—
Saipem SpA	9,242	490,974
Telecom Italia SpA	793,791	1,219,902

		13,015,597

Japan - 17.7%
Acom Co. Ltd. (a)	15,260	205,575
Aeon Co. Ltd. (a)	78,700	911,933
Aeon Mall Co. Ltd.	2,900	62,189
Aisin Seiki Co. Ltd.	30,400	1,056,740
Asahi Glass Co. Ltd.	132,413	1,665,933
Asahi Kasei Corp.	87,000	585,950
Bridgestone Corp.	7,400	154,740
Brother Industries Ltd.	33,900	497,763
Canon, Inc.	21,715	933,957
Central Japan Railway Co.	120	951,262
Chiba Bank Ltd./The	47,000	263,436
Chubu Electric Power Co., Inc.	38,797	863,735
Cosmo Oil Co. Ltd. (a)	199,000	617,418
Credit Saison Co. Ltd.	39,812	642,421
Daicel Chemical Industries Ltd.	193,000	1,191,248
Daido Steel Co. Ltd. (a)	89,000	506,720
Dai-ichi Life Insurance Co. Ltd./The	288	434,318
Daiichi Sankyo Co. Ltd.	32,600	629,383
Daito Trust Construction Co. Ltd.	2,787	191,705
Daiwa House Industry Co. Ltd.	17,295	211,565
Dentsu, Inc.	23,800	615,178
DIC Corp.	166,000	386,093
East Japan Railway Co.	16,213	900,292
Ebara Corp.	165,000	880,259
Elpida Memory, Inc. †	17,200	221,193
FANUC Corp.	4,300	649,975
Fuji Electric Co. Ltd.	94,000	296,813
Fuji Heavy Industries Ltd.	213,721	1,380,917
FUJIFILM Holdings Corp.	31,443	974,584
Fukuoka Financial Group, Inc.	82,046	341,066
Hino Motors Ltd. (a)	286,000	1,399,550
Hitachi Ltd. (a)	242,000	1,259,750
Honda Motor Co. Ltd.	48,297	1,794,408
Idemitsu Kosan Co. Ltd.	7,400	864,785
IHI Corp. (a)	514,000	1,252,784
Isuzu Motors Ltd. (a)	304,000	1,205,970
ITOCHU Corp.	184,044	1,925,995
Itochu Techno-Solutions Corp.	5,800	187,545
Japan Real Estate Investment Corp. REIT	17	161,054
Japan Retail Fund Investment Corp. REIT	48	75,266
Japan Tobacco, Inc.	32	115,692
JTEKT Corp.	97,370	1,268,469
JX Holdings, Inc.	84,695	569,031
Kaneka Corp.	82,625	576,830
Kansai Electric Power Co., Inc./The	19,132	416,876
Kao Corp.	7,085	176,786
KDDI Corp.	255	1,576,583
Kinden Corp.	70,564	644,273
Kobe Steel Ltd.	639,000	1,654,421
Komatsu Ltd.	21,138	717,120
Konica Minolta Holdings, Inc.	4,000	33,616
Kubota Corp.	42,000	395,222
Kuraray Co. Ltd.	65,000	839,329
Makita Corp.	24,600	1,144,311
Marubeni Corp.	34,974	251,351
Maruichi Steel Tube Ltd.	23,400	578,572
See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Japan - 17.7% (continued)
Miraca Holdings, Inc.	19,106	$731,262
Mitsubishi Chemical Holdings Corp.	120,000	755,882
Mitsubishi Electric Corp.	110,000	1,294,543
Mitsubishi Estate Co. Ltd.	46,020	777,694
Mitsubishi UFJ Financial Group, Inc.	183,291	844,543
Mitsui & Co. Ltd.	64,343	1,151,989
Mitsui Fudosan Co. Ltd.	28,205	463,646
Mitsui OSK Lines Ltd.	128,000	738,068
Mitsumi Electric Co. Ltd.	23,189	308,876
Mizuho Financial Group, Inc. (a)	286,710	473,098
NHK Spring Co. Ltd.	46,000	455,770
Nippon Building Fund, Inc. REIT	19	185,213
Nippon Electric Glass Co. Ltd.	96,000	1,360,548
Nippon Kayaku Co. Ltd.	31,000	281,326
Nippon Meat Packers, Inc.	82,000	1,034,196
Nippon Telegraph & Telephone Corp.	19,019	849,483
Nishi-Nippon City Bank Ltd./The	84,737	243,449
Nisshin Seifun Group, Inc.	30,584	352,451
Nisshin Steel Co. Ltd.	315,000	676,528
Nisshinbo Holdings, Inc.	24,000	233,036
Nitto Denko Corp.	19,683	1,042,961
Nomura Real Estate Holdings, Inc.	3,300	50,003
Nomura Real Estate Office Fund, Inc. REIT	10	67,637
NTN Corp.	113,000	542,150
NTT Data Corp. (a)	139	429,209
NTT DoCoMo, Inc. (a)	971	1,695,118
OJI Paper Co. Ltd.	96,000	455,934
ORIX Corp. (a)	3,669	343,908
Osaka Gas Co. Ltd.	237,802	948,745
Pacific Metals Co. Ltd.	122,000	903,362
Rengo Co. Ltd.	24,299	158,640
Sapporo Hokuyo Holdings, Inc.	55,600	267,221
SBI Holdings, Inc.	600	75,433
Sega Sammy Holdings, Inc.	71,200	1,234,762
Seino Holdings Corp.	68,837	520,021
Sekisui Chemical Co. Ltd.	39,000	304,710
Sekisui House Ltd.	19,000	177,311
Seven & I Holdings Co. Ltd.	53,639	1,366,376
Showa Shell Sekiyu KK	126,700	1,321,568
Softbank Corp. (a)	15,300	609,618
Sojitz Corp.	339,162	674,579
Sony Corp.	20,571	656,133
Sumitomo Corp.	136,300	1,947,894
Sumitomo Heavy Industries Ltd.	99,000	644,859
Sumitomo Metal Industries Ltd.	123,000	274,967
Sumitomo Mitsui Financial Group, Inc.	44,536	1,381,743
Sumitomo Mitsui Trust Holdings, Inc.	40,342	142,917
Sumitomo Realty & Development Co. Ltd.	13,261	265,171
Taisei Corp.	307,000	755,915
Takeda Pharmaceutical Co. Ltd.	47,981	2,238,584
Teijin Ltd.	78,000	348,964
Toho Co. Ltd.	4,000	57,320
Tohoku Electric Power Co., Inc.	15,700	265,480
Tokai Rika Co. Ltd.	7,799	132,958
Tokio Marine Holdings, Inc. (a)	38,500	1,027,928
Tokyo Electric Power Co., Inc./The	62,373	347,647
Tokyo Gas Co. Ltd.	193,071	880,672
Tokyo Tatemono Co. Ltd.	14,000	52,302
Tokyu Land Corp.	26,483	115,179
TonenGeneral Sekiyu KK	30,000	370,513
Tosoh Corp.	305,000	1,097,232
Toyota Auto Body Co. Ltd.	16,957	284,209
Toyota Motor Corp.	66,853	2,653,013
Toyota Tsusho Corp.	22,200	365,976
UNY Co. Ltd.	52,800	489,987
USS Co. Ltd.	16,584	1,290,765
West Japan Railway Co.	82	316,119
Yamaha Motor Co. Ltd. †	11,500	200,237
Yamatake Corp.	4,437	108,684

		85,424,185

Jersey, Channel Islands - 0.7%
Sands China Ltd. †	72,000	160,435
Wolseley PLC †	96,691	3,255,004

		3,415,439

Netherlands - 4.7%
ASML Holding NV †	55,911	2,486,283
Corio NV REIT	2,174	152,123
Delta Lloyd NV	15,261	405,939
European Aeronautic Defence and Space Co. NV †	28,971	843,768
ING Groep NV CVA †	125,179	1,589,000
Koninklijke Ahold NV	129,789	1,740,614
Koninklijke DSM NV	50,073	3,078,679
Koninklijke Philips Electronics NV	36,207	1,159,817
Royal Dutch Shell PLC A Shares	134,779	4,888,895
Royal Dutch Shell PLC B Shares	118,406	4,299,805
Unilever NV CVA	59,667	1,869,523

		22,514,446

Singapore - 1.5%
Ascendas Real Estate Investment Trust REIT	49,637	80,333
CapitaLand Ltd.	107,000	280,110
CapitaMall Trust REIT	71,994	107,306
Cosco Corp. Singapore Ltd. (a)	138,000	224,082
DBS Group Holdings Ltd.	16,128	187,245
Fraser and Neave Ltd.	135,000	643,725
Genting Singapore PLC †	140,000	227,625
Jardine Cycle & Carriage Ltd.	11,066	321,082
Keppel Corp. Ltd.	21,571	210,431
Neptune Orient Lines Ltd. †	200,000	307,440
Oversea-Chinese Banking Corp. Ltd.	146,479	1,113,228
SembCorp Industries Ltd.	32,017	132,389
SembCorp Marine Ltd.	121,000	560,954
Singapore Airlines Ltd.	21,000	227,771
Singapore Exchange Ltd.	29,472	183,441
Singapore Press Holdings Ltd. (a)	131,000	409,212
Singapore Technologies Engineering Ltd.	63,265	163,531
Singapore Telecommunications Ltd.	304,524	729,144
StarHub Ltd.	1,988	4,257
United Overseas Bank Ltd.	59,097	881,111
UOL Group Ltd.	18,000	67,754

		7,062,171

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	152,295	1,847,742
Banco Santander SA	424,844	4,955,386
Endesa SA	56,918	1,763,838
Inditex SA	29,188	2,342,056
Repsol YPF SA	64,158	2,198,967

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Spain - 3.2% (continued)
Telefonica SA	103,688	$2,600,982

		15,708,971

Sweden - 3.3%
Boliden AB	111,675	2,402,620
Investor AB B Shares	19,364	469,728
Lundin Petroleum AB †	49,516	711,694
NCC AB, Class B	35,507	1,017,402
Sandvik AB	24,571	463,716
Scania AB B Shares	82,224	1,906,052
Tele2 AB B Shares	190,429	4,397,994
Telefonaktiebolaget LM Ericsson B Shares	109,624	1,410,406
Volvo AB B Shares †	185,431	3,259,524

		16,039,136

Switzerland - 7.4%
ABB Ltd. †	179,549	4,311,503
Compagnie Financiere Richemont SA, Class A	48,078	2,772,178
Nestle SA	142,933	8,185,078
Novartis AG (a)	112,428	6,088,088
Panalpina Welttransport Holding AG †	1,506	187,430
Roche Holding AG	31,146	4,446,571
Sulzer AG	7,563	1,136,299
Swiss Life Holding AG †	3,026	499,200
Swisscom AG	2,063	920,242
Syngenta AG	7,372	2,398,303
Transocean Ltd. †	11,824	923,436
UBS AG †	41,245	742,001
Xstrata PLC	128,571	2,999,764

		35,610,093

United Kingdom - 14.7%
AMEC PLC	12,035	230,173
Anglo American PLC	57,163	2,937,330
Associated British Foods PLC	35,727	568,504
AstraZeneca PLC	50,538	2,321,848
Aviva PLC	492,764	3,419,406
Barclays PLC	147,142	660,661
BHP Billiton PLC	85,688	3,392,496
BP PLC	723,458	5,315,309
British American Tobacco PLC	70,295	2,818,662
British Land Co. PLC REIT	29,205	258,842
British Sky Broadcasting Group PLC	44,987	595,902
BT Group PLC	975,377	2,898,243
Burberry Group PLC	86,387	1,627,099
Centrica PLC	836,163	4,360,431
Croda International PLC	8,845	238,167
Daily Mail & General Trust PLC, Class A	61,075	483,324
Drax Group PLC	85,606	545,163
GlaxoSmithKline PLC	119,122	2,269,831
Hays PLC	119,592	222,915
HSBC Holdings PLC	419,024	4,328,145
IMI PLC	29,496	487,262
Imperial Tobacco Group PLC	302	9,319
Intermediate Capital Group PLC	64,053	335,416
Investec PLC	163,166	1,248,115
ITV PLC †	400,813	496,845
J Sainsbury PLC	36,239	194,678
Kesa Electricals PLC	187,122	362,168
Kingfisher PLC	598,668	2,358,499
Ladbrokes PLC	75,756	160,885
Land Securities Group PLC REIT	24,126	283,561
Legal & General Group PLC	478,485	883,341
Lloyds Banking Group PLC †	2,959,314	2,749,806
Misys PLC †	37,063	187,992
Mitchells & Butlers PLC †	22,579	109,280
Mondi PLC	294,218	2,827,896
Petrofac Ltd.	7,901	188,804
Rio Tinto PLC	53,849	3,807,033
Rolls-Royce Group PLC †	62,372	618,454
Royal Bank of Scotland Group PLC †	2,410,286	1,581,277
Segro PLC REIT	49,428	254,850
Smith & Nephew PLC	33,074	372,681
Tate & Lyle PLC	203,061	1,879,662
Tesco PLC	238,989	1,459,903
Tullow Oil PLC	33,537	778,215
Vodafone Group PLC	2,598,527	7,405,312
WH Smith PLC	14,305	99,474

		70,633,179

TOTAL COMMON STOCKS (Cost $350,873,607)		414,489,553

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Porsche Automobil Holding SE	29,977	1,951,954
Volkswagen AG	6,683	1,080,127

		3,032,081

Switzerland - 0.0% (c)
Schindler Holding AG	613	73,666

TOTAL PREFERRED STOCKS (Cost $2,685,457)		3,105,747

RIGHTS - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE, expires 4/12/11 † (Cost $333,822)	29,977	259,871

MONEY MARKET FUNDS - 8.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.130% (e)(f) (Cost $41,719,070)	41,719,070	41,719,070

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 4.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.130% (d)(e) (Cost $20,419,266)	20,419,266	20,419,266

TOTAL INVESTMENTS - 99.7% (Cost $416,031,222)		479,993,507

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (g)		1,635,671

NET ASSETS - 100.0%		$481,629,178

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$50,692,818	10.5%
Consumer Staples	28,811,158	6.0
Energy	41,268,961	8.6
Financials	79,874,409	16.5
Health Care	32,198,020	6.7
Industrials	68,771,709	14.3
Information Technology	12,525,133	2.6
Materials	61,518,765	12.8
Telecommunication Services	28,834,620	6.0
Utilities	13,359,578	2.8
Money Market Fund	62,138,336	12.9

Total Investments	479,993,507	99.7
Other Assets in Excess of Liabilities	1,635,671	0.3

Net Assets	$481,629,178	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities in $19,482,259; cash collateral of $20,419,266 was received with which the fund purchased a money market fund.
(b)	Security fair valued at March 31, 2011.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Represents annualized seven-day yield as of March 31, 2011.
(f)	A portion of the security is pledged as collateral to the brokers for total return swap contracts and forward foreign currency exchange contracts.
(g)	Includes appreciation (depreciation) on futures contracts , forward foreign currency exchange contracts and swaps.

All securities are Level 2, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA – Dutch Certificate of Shares

REIT – Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

Total return swap contracts outstanding as of March 31, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index	6/17/2011	$(29,017,645)	$(970,379)

Money market fund pledged as collateral to broker for total return swap contracts is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts:
503	Amsterdam Index Futures	April 15, 2011	$49,467,615	$51,909,853	$2,442,238
556	CAC40 10 Euro Futures	April 15, 2011	29,676,559	31,447,611	1,771,052
121	DAX Index Futures	June 17, 2011	28,479,512	30,345,742	1,866,230
231	FTSE/MIB Index Futures	June 17, 2011	34,147,394	34,951,999	804,605
28	IBEX 35 Index Futures	April 15, 2011	4,242,674	4,193,552	(49,122)
15	MSCI Singapore Index Futures	April 28, 2011	853,423	873,225	19,802
51	TOPIX Index Futures	June 9, 2011	5,764,958	5,309,690	(455,268)

					6,399,537

Short Contracts:
109	FTSE 100 Index Futures	June 17, 2011	(10,002,997)	(10,289,507)	(286,510)
66	Hang Seng Index Futures	April 28, 2011	(9,818,046)	(9,976,088)	(158,042)
828	OMXS30 Index Futures	April 15, 2011	(13,806,757)	(14,708,646)	(901,889)
285	SPI 200 Index Futures	June 16, 2011	(33,802,541)	(35,853,803)	(2,051,262)

					(3,397,703)

					$3,001,834

Cash held as collateral with broker for futures contracts was $14,390,403 at March 31, 2011.

Forward foreign currency exchange contracts outstanding as of March 31, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	AUD	69,541,100	$69,710,264	$71,270,587	$1,560,323

Swiss Franc, Expiring 06/15/11	The Royal Bank of Scotland	CHF	2,894,000	3,158,051	3,152,231	(5,820)

Danish Krone, Expiring 06/15/11	The Royal Bank of Scotland	DKK	5,698,000	1,070,114	1,081,563	11,449

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	26,926,000	37,589,058	38,105,675	516,617

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	14,073,300	22,741,581	22,554,152	(187,429)

Hong Kong Dollar, Expiring 06/15/11	The Royal Bank of Scotland	HKD	20,998,000	2,697,444	2,701,211	3,767

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	13,445,000	3,704,789	3,852,227	147,438

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	3,509,040,000	43,723,967	42,205,719	(1,518,248)

Norwegian Krone, Expiring 06/15/11	The Royal Bank of Scotland	NOK	356,491,000	63,512,285	64,202,688	690,403

Swedish Krona, Expiring 06/15/11	The Royal Bank of Scotland	SEK	681,686,000	107,097,080	107,586,329	489,249

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL EQUITY FUND

March 31, 2011 (Unaudited)

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	1,243,300	$980,430	$986,464	$6,034

				355,985,063	357,698,846	1,713,783

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	AUD	(33,180,000)	$(32,558,051)	$(34,005,186)	$(1,447,135)

Swiss Franc, Expiring 06/15/11	The Royal Bank of Scotland	CHF	(31,241,800)	(33,768,962)	(34,029,497)	(260,535)

Danish Krone, Expiring 06/15/11	The Royal Bank of Scotland	DKK	(15,317,000)	(2,836,295)	(2,907,390)	(71,095)

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	(59,273,600)	(82,396,628)	(83,883,999)	(1,487,371)

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	(12,378,000)	(20,100,992)	(19,837,230)	263,762

Hong Kong Dollar, Expiring 06/15/11	The Royal Bank of Scotland	HKD	(2,362,000)	(303,032)	(303,851)	(819)

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	(830,000)	(231,469)	(237,809)	(6,340)

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	(7,011,193,200)	(85,387,016)	(84,328,606)	1,058,410

Norwegian Krone, Expiring 06/15/11	The Royal Bank of Scotland	NOK	(101,081,000)	(18,037,543)	(18,204,308)	(166,765)

Swedish Krona, Expiring 06/15/11	The Royal Bank of Scotland	SEK	(122,188,000)	(19,028,789)	(19,284,184)	(255,395)

Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	(129,000)	(100,407)	(102,352)	(1,945)

				(294,749,184)	(297,124,412)	(2,375,228)

				$61,235,879	$60,574,434	$(661,445)

Money market fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $8,510,178.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
LONG INVESTMENTS – 130.1%
COMMON STOCKS – 57.3%
Consumer Discretionary – 6.0%
AutoChina International Ltd. (China) †	59,429	$1,935,008
CBS Corp., Class A (a)	9,650	242,408
China Century Dragon Media, Inc. †	150,272	722,808
China Networks International Holdings Ltd. (3)†(b)	2,287,278	205,855
Comcast Corp., Class A (a)	1,321,873	30,693,891
Discovery Communications, Inc., Class C †(a)	480,733	16,926,609
Emmis Communications Corp., Class A †	578,313	589,879
Kandi Technologies Corp. (China) †	392,493	1,204,954
Kingold Jewelry, Inc. (China) †	425,923	1,043,511
Lennar Corp. B Shares	204,766	3,003,917
Liberty Global, Inc. †(a)	577,699	23,102,183
Perry Ellis International, Inc. †	1,509	41,528
Retail Ventures, Inc. †	327,568	5,650,548
Silverleaf Resorts, Inc. †	1,413,433	3,434,642
Valuevision Media, Inc., Class A †	3,650	23,214
VCG Holding Corp. †	34,604	76,821
Viacom, Inc., Class B (a)	71,249	3,314,504

		92,212,280

Consumer Staples – 1.3%
Alberto-Culver Co.	241,249	8,991,350
Celsius Holdings, Inc. †	184,456	71,938
Central Garden and Pet Co. †(a)	583,483	5,140,485
Embotelladora Andina SA, Class A ADR (Chile) (a)	10,000	237,000
Green Mountain Coffee Roasters, Inc. †	31,981	2,066,292
Molson Coors Brewing Co., Class B (a)	3,526	165,334
SkyPeople Fruit Juice, Inc. †	93,528	412,459
Zhongpin, Inc. (China) †	196,388	2,981,170

		20,066,028

Energy – 4.2%
American Energy Fields, Inc. †(c)	1,590,276	1,192,707
Baker Hughes, Inc.	400	29,372
C&J Energy Services, Inc. 144A †(c)	31,094	497,504
China Integrated Energy, Inc. (China) †	348,224	887,971
CIC Energy Corp./Bahamas (Bahamas) †	213,115	850,702
EXCO Resources, Inc.	217,200	4,487,352
General Maritime Corp.	666,000	1,365,300
Gran Tierra Energy, Inc. †	208,991	1,685,728
Gulf United Energy, Inc. †(c)	3,170,730	1,268,292
Holly Corp. (a)	2,769	168,244
Kinder Morgan, Inc./Delaware †	7,567	224,286
Massey Energy Co.	221,408	15,135,451
McDermott International, Inc. †	138,907	3,526,849
NGAS Resources, Inc. †	665,911	459,479
Nuloch Resources, Inc. (Canada) †	2,609,505	6,675,165
Omega Navigation Enterprises, Inc., Class A (Greece) †	276,605	276,605
Pride International, Inc. †	348,816	14,981,647
QEP Resources, Inc.	68,934	2,794,584
Royal Dutch Shell PLC, Class A ADR (Netherlands)	52,292	3,809,995
Scorpio Tankers, Inc. (Monaco) †	54,000	557,280
TGC Industries, Inc. †	249,156	1,935,942
Triangle Petroleum Corp. †	19,656	163,145
YPF SA ADR (Argentina)	51,206	2,280,715

		65,254,315

Financials – 13.5%
57th Street General Acquisition Corp. †	174,050	1,731,797
Abington Bancorp, Inc.	717,311	8,772,714
American Capital Agency Corp. REIT	71,729	2,090,183
Australia Acquisition Corp. (Australia) †	612,000	5,899,680
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	3,081,600
CBOE Holdings, Inc.	11,600	336,052
Center Financial Corp. †	620,157	4,551,952
Chatham Lodging Trust REIT	1,425	23,156
Chesapeake Lodging Trust REIT	25,062	436,329
China VantagePoint Acquisition Co. †	199,098	1,184,633
Community Capital Corp. †	43,937	138,402
Danvers Bancorp, Inc.	620,021	13,280,850
European CleanTech SE, Class A (Luxembourg) (2)†	621,000	8,448,779
FelCor Lodging Trust, Inc. REIT †	135,141	828,414
First American Financial Corp.	47,677	786,670
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	1,975,050
Golub Capital BDC, Inc.	19,950	314,811
GS Financial Corp.	6,562	133,865
Hatteras Financial Corp. REIT	108,000	3,036,960
HCP, Inc. REIT	56,327	2,137,046
Helikos SE (Luxembourg) (2)†	72,000	983,752

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Financials – 13.5% (continued)
Hicks Acquisition Co. II, Inc. †	810,000	$7,776,000
IFM Investments Ltd. ADR (China) †	21,000	74,550
Invesco Mortgage Capital, Inc. REIT	119,075	2,601,789
Italy1 Investment SA (Luxembourg) (2)†	590,301	7,947,458
Janus Capital Group, Inc.	2,500	31,175
JWC Acquisition Corp. †	1,032,750	9,945,382
KeyCorp	260,654	2,314,608
L&L Acquisition Corp. †	306,000	2,959,020
LaBranche & Co., Inc. †	272,820	1,072,183
Legacy Bancorp, Inc./MA	25,233	322,478
Loews Corp.	7,700	331,793
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	2,630,560
LTC Properties, Inc. REIT	39,038	1,106,337
Marshall & Ilsley Corp.	2,315,257	18,498,903
Nationwide Health Properties, Inc. REIT	228,183	9,704,623
NewAlliance Bancshares, Inc.	919,264	13,641,878
Newcastle Investment Corp. REIT †	109,500	661,380
optionsXpress Holdings, Inc.	169,540	3,104,277
Patriot National Bank (3)†(b)	2,000,000	2,187,840
Prime Acquisition Corp. (China) †	423,935	4,239,350
ProLogis REIT	141,960	2,268,521
RLJ Acquisition, Inc. †	974,044	9,253,418
Rome Bancorp, Inc.	23,439	264,861
Santa Monica Media Corp. (3)†(b)	15,377	—
Solar Senior Capital Ltd. †(a)	33,060	615,908
SP Acquisition Holdings, Inc. (3)†(b)	27,000	—
Sterling Bancshares, Inc.	1,694,412	14,588,887
SunTrust Banks, Inc.	66,684	1,923,167
SWS Group, Inc.	136,622	829,296
Trian Acquisition I Corp. (3)†(b)	15,200	—
Two Harbors Investment Corp. REIT	35,384	370,470
Wesco Financial Corp.	11,263	4,383,560
Whitney Holding Corp./LA	611,832	8,333,152
Wilber Corp.	110,948	1,054,006
Wilmington Trust Corp.	725,502	3,279,269
XION Escrow REIT (3)†(b)	8,650	8,650,000

		207,138,794

Health Care – 8.0%
Access Pharmaceuticals, Inc. †	228,024	503,933
Adcare Health Systems, Inc. †	15,578	77,111
Alcon, Inc. (Switzerland)	87,584	14,496,028
America Service Group, Inc.	273,610	7,015,360
Animal Health International, Inc. †	95,807	402,389
Beckman Coulter, Inc.	26,784	2,224,947
Bionovo, Inc. †	78,746	51,972
Caraco Pharmaceutical Laboratories Ltd. †	122,503	637,016
Cephalon, Inc. †	33,100	2,508,318
China Cord Blood Corp. (Cayman Islands) †	26,127	85,174
Clinical Data, Inc. †	335,833	10,175,740
Cormedix, Inc. †	150,800	269,932
CPEX Pharmaceuticals, Inc. †	298,892	8,144,807
CryoPort, Inc. †(c)	1,133,397	1,586,756
Dionex Corp. †	107,005	12,631,940
DynaVox, Inc., Class A †	34,800	192,096
Emergency Medical Services Corp., Class A †	208,755	13,274,730
Emergent Group, Inc.	78,057	660,362
Genzyme Corp. †	210,331	16,016,706
Indevus Pharmaceuticals, Inc. (3)†(b)	6,006	541
Inspire Pharmaceuticals, Inc. (3)†(b)	135,823	203,735
IntelliPharmaCeutics International, Inc./CA (Canada) †(c)	440,000	1,324,400
Kips Bay Medical, Inc. †	98,996	609,815
NovaMed, Inc. †	34,963	461,512
Opexa Therapeutics, Inc. †	118,405	197,736
OPKO Health, Inc. †	186,361	695,127
Pluristem Therapeutics, Inc. †	227,725	587,530
Protalix BioTherapeutics, Inc. †	3,600	21,888
Provectus Pharmaceuticals, Inc. †	848,060	924,385
RehabCare Group, Inc. †	405,835	14,963,136
Rosetta Genomics Ltd. (Israel) †	1,045,115	553,911
Rural/Metro Corp. †	133,265	2,270,836
RXi Pharmaceuticals Corp. †	271,128	374,157
Team Health Holdings, Inc. †	25,597	447,436
Tenet Healthcare Corp. †	327,600	2,440,620
Tengion, Inc. †	26,320	67,116
Theragenics Corp. †	477,187	1,002,093
TomoTherapy, Inc. †	875,144	3,999,408

		122,100,699

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Industrials – 5.1%
Advanced Battery Technologies, Inc. †	687,200	$1,333,168
AirTran Holdings, Inc. †	586,876	4,372,226
Allied Defense Group, Inc. †	190,011	668,839
AML Communications, Inc. †	54,382	114,746
Babcock & Wilcox Co. †	81,251	2,712,158
Badger Daylighting Ltd. (Canada)	101,063	2,136,969
Baltic Trading Ltd.	40,500	369,360
Bucyrus International, Inc.	88,570	8,099,726
China Dredging Group Co. Ltd. (Switzerland) (2)†	1,000,000	5,000,000
China Electric Motor, Inc. (China) (3)†(b)	2,400	4,219
Dollar Thrifty Automotive Group, Inc. †	196,324	13,100,701
Douglas Dynamics, Inc.	15,722	224,196
Fushi Copperweld, Inc. (China) †	244,539	1,961,203
Global Defense Technology & Systems, Inc. †	143,269	3,469,975
Harbin Electric, Inc. †	172,921	3,577,735
HEICO Corp., Class A (a)	177,853	7,999,828
Hertz Global Holdings, Inc. †	163,874	2,561,351
Hubbell, Inc., Class A (a)	2,194	145,660
Huntington Ingalls Industries, Inc. †	19,129	793,861
Kratos Defense & Security Solutions, Inc. †	116,351	1,656,838
Ladish Co., Inc. †	271,682	14,847,421
Rush Enterprises, Inc., Class B †(a)	1,000	17,390
Sapphire Industry Corp. (3)†(b)	25,025	—
Spherix, Inc. †	392,882	172,868
Technology Research Corp.	50	357
Vector Aerospace Corp. (Canada) †	171,334	2,267,370

		77,608,165

Information Technology – 9.7%
Answers Corp. †	9,456	98,342
Atheros Communications, Inc. †	353,493	15,783,462
Authentidate Holding Corp. †	596,639	357,983
Authentidate Holding Corp. ADR (3)†(b)	218,000	424,148
AutoNavi Holdings Ltd. ADR (China) †	6,960	123,262
Changyou.com Ltd. ADR (China) †	29,325	944,265
Conexant Systems, Inc. †	2,357,044	5,609,765
CoreLogic, Inc. †	47,677	882,024
Demand Media, Inc. †	787	18,534
Equinix, Inc. †	7,162	652,458
Finisar Corp. †	28,800	708,480
Funtalk China Holdings Ltd. (China) †	20,678	134,407
GSI Commerce, Inc. †	10,004	292,817
Hypercom Corp. †	1,309,378	15,751,817
Intel Corp. (a)	10,120	204,120
L-1 Identity Solutions, Inc. †	633,676	7,464,703
LTX-Credence Corp. †	457,062	4,172,976
Magic Software Enterprises Ltd. (Israel) †(c)	239,007	1,804,503
Mellanox Technologies Ltd. (Israel) (3)†(b)	522,454	4,571,473
Mentor Graphics Corp. †	195,013	2,853,040
Micron Technology, Inc. †	31,163	357,128
Molex, Inc., Class A (a)	1,159,911	23,998,559
Motorola Mobility Holdings, Inc. †	84,752	2,067,949
Motorola Solutions, Inc. †	96,859	4,328,629
NaviSite, Inc. †	423,609	2,325,613
Novell, Inc. †	1,625,362	9,638,397
NXP Semiconductor NV (Netherlands) †	18,500	555,000
On Track Innovations Ltd. (Israel) †	370,547	792,971
Orckit Communications Ltd. (Israel) †	15,174	45,370
Pulse Electronics Corp.	15,660	94,743
Quantum Corp. †(a)	39	98
RAE Systems, Inc. †	760,527	1,346,133
Rovi Corp. †	149,188	8,003,936
SciQuest, Inc. †	27,033	392,519
SinoHub, Inc. (China) †	891,306	1,684,568
Spectrum Control, Inc. †	264,010	5,195,717
SS&C Technologies Holdings, Inc. †	32,400	661,608
Telestone Technologies Corp. (China) †	115,818	773,664
Terremark Worldwide, Inc. †	630,660	11,982,540
Tessco Technologies, Inc.	56,321	647,692
Tollgrade Communications, Inc. †	307,701	3,101,626
Trunkbow International Holdings Ltd. (China) †	157,503	641,037
Velti PLC (Ireland) †	78,759	991,576
Verigy Ltd. (Singapore) †	281,241	3,962,686
Westergaard.com, Inc. (3)†(b)	530,093	795,140
XETA Technologies, Inc. †	386,366	2,113,422

		149,350,900

Materials – 6.1%
Aurcana Corp. (Canada) †(c)	1,246,774	1,118,817

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Materials – 6.1% (continued)
BHP Billiton PLC ADR (United Kingdom) (a)	266,798	$21,237,121
Cereplast, Inc. †(c)	258,156	1,381,135
Chemspec International Ltd. ADR (China) †	21,297	156,959
China GengSheng Minerals, Inc. (China) †	487,048	1,485,496
China Shen Zhou Mining & Resources, Inc. (China) †	35,435	172,923
Consolidated Thompson Iron Mines Ltd. (Canada) †	529,299	9,357,591
Edgewater Exploration Ltd. (Canada) †(c)	428,100	362,086
Energy Fuels, Inc. (Canada) †	720,000	378,752
Fronteer Gold, Inc. (Canada) †	299,851	4,534,106
Goldgroup Mining, Inc. (Canada) †	375,818	515,563
Graham Packaging Co., Inc. †	10,750	187,372
Inmet Mining Corp. (Canada)	138,952	9,767,487
Kangaroo Resources Ltd. (Australia) (2)†	21,587,231	2,785,266
Lion One Metals Ltd. (Canada) †	775,282	1,519,377
Lubrizol Corp.	116,271	15,575,663
Metals USA Holdings Corp. †	61,600	1,008,392
Mines Management, Inc. †	16,120	46,426
Monsanto Co.	3,820	276,033
Smurfit-Stone Container Corp. †	179,028	6,919,432
Southern Arc Minerals, Inc. (Canada) †(c)	248,481	374,195
Uni-Pixel, Inc. †	38,764	276,775
Western Coal Corp. (Canada) †	1,180,143	14,436,819

		93,873,786

Telecommunication Services – 2.1%
IDT Corp., Class B	38,955	1,049,837
Qwest Communications International, Inc.	3,292,123	22,485,200
Telephone & Data Systems, Inc. Special Shares (a)	308,744	9,114,123

		32,649,160

Utilities – 1.3%
China Hydroelectric Corp. ADR (China) †	24,500	177,870
Nicor, Inc.	141,721	7,610,418
Pennichuck Corp.	32,806	934,643
Progress Energy, Inc.	233,595	10,778,074
Questar Corp.	68,934	1,202,898

		20,703,903

TOTAL COMMON STOCKS (cost $839,177,706)		880,958,030

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	SHARES	VALUE (Note 3)
CONVERTIBLE PREFERRED STOCKS – 3.3%
Communications – 0.0% (d)
Nielsen Holdings NV, $50.00 par, 6.250% (2)†(a)	B**	6,800	$386,750

Consumer Discretionary – 0.1%
Beazer Homes USA, Inc., $25.00 par, 7.250% (a)	NR	52,875	1,107,202
Goodyear Tire & Rubber Co./The, $50.00 par, 5.875% (2)†	NR	16,500	842,820

			1,950,022

Consumer Staples – 0.6%
Universal Corp., Perpetual, $1,000.00 par, 6.750% (a)	BB**	8,350	8,986,437

Energy – 1.0%
Chesapeake Energy Corp., Perpetual 144A, $1,000.00 par, 5.750% (2)(a)(c)	B**	10,000	13,500,000
Energy XXI Bermuda Ltd., Perpetual (Bermuda), $250.00 par, 5.625% (2)(a)	NR	1,200	449,250
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (2)	NR	1,169	1,083,523
Whiting Petroleum Corp., Perpetual, $100.00 par, 6.250% (a)	B**	1,144	396,785

			15,429,558

Financials – 1.3%
Ally Financial, Inc., Perpetual 144A, $1,000.00 par, 7.000% (2)(c)	B3	2,175	2,023,837
Boston Private Capital Trust I, $50.00 par, 4.875%	NR	3,750	116,250
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% (2)†(c)	NR	3,750	47,754
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750%	NR	19,550	2,370,438
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%	Ba3	12,500	540,000
Sovereign Capital Trust IV, $50.00 par, 4.375%	Baa3	246,326	10,961,507
UBS AG (Switzerland), $25.00 par, 9.375% (2)†	NR	26,000	737,620
UBS AG (Switzerland), $100.00 par, 6.750% (2)†	NR	21,500	750,565
Wells Fargo & Co., Perpetual, Series L, $1,000.00 par, 7.500%	Baa3	500	517,600
Wintrust Financial Corp., $50.00 par, 7.500% (2)†	NR	24,300	1,422,765

			19,488,336

Industrials – 0.1%
Timberjack Corp., $188,000.00 par, 8.000% (3)†(b)	NR	188,000	812,984

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*			SHARES	VALUE (Note 3)
Information Technology – 0.2%
Unisys Corp., Series A, $100.00 par, 6.250% (2)†(a)	NR			41,800	$3,716,438

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $47,538,166)					50,770,525

		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
CORPORATE BONDS – 17.8%
Communications – 1.8%
Digital Angel (3)(b)	NR	0.160%	07/01/12	$1,341	1,331,133
Global Crossing UK Finance plc (United Kingdom) (2)	B3	10.750%	12/15/14	1,835	1,908,400
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(c)	B**	14.000%	09/30/13	1,059	1,127,440
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(c)(e)	CCC+**	11.500%	04/30/14	2,275	1,820,000
Primus Telecommunications Holding, Inc. / Primus Telecommunications Canada Inc 144A (2)(c)	B2	13.000%	12/15/16	1,150	1,276,500
Satelites Mexicanos SA de CV (Mexico) (2)(f)	NR	9.551%	11/30/11	10,056	10,106,280
Securus Technologies, Inc. (2)	NR	17.000%	05/30/15	1,951	1,970,962
Securus Technologies, Inc. (2)	NR	17.000%	07/30/15	1,095	1,106,050
Terremark Worldwide, Inc. (2)	A3	12.000%	06/15/17	202	249,975
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(c)	NR	6.829%	11/15/15	3,325	3,312,772
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(c)	NR	9.247%	11/15/15	3,000	2,951,803

					27,161,315

Consumer Discretionary – 3.7%
American Airlines Equipment Trust 1990, Series 90-Y (2)	Caa1	11.000%	05/07/14	1,966	1,932,002
American Airlines Equipment Trust 1990, Series B (2)	Caa1	10.500%	09/15/11	2,575	2,616,844
American Airlines Pass Through Trust 2001-01, Series 2001-1, Class A-2 (2)	B2	6.817%	05/23/11	1,530	1,535,737
AmeriQual Group LLC and AmeriQual Finance Corp. 144A (2)(c)	Caa2	9.500%	04/01/12	2,765	2,765,000
Ameristar Casinos, Inc. (2)	B2	9.250%	06/01/14	4,150	4,559,812
Baker & Taylor, Inc. 144A (2)(c)	B3	11.500%	07/01/13	3,250	2,811,250
Broder Brothers Co. 144A (2)(c)(e)	NR	12.000%	10/15/13	3,975	3,975,000
Brookstone Co., Inc. 144A (2)(c)	CCC+**	13.000%	10/15/14	516	463,110
Delta Air Lines 2001-1 Class B Pass Through Trust, Series 2001-1, Class B (2)	WR	7.711%	09/18/11	1,890	1,923,075
Dollar General Corp. (2)	B1	10.625%	07/15/15	3,650	3,923,750
Empire Today LLC / Empire Today Finance Corp. 144A (2)(c)	B3	11.375%	02/01/17	3,050	3,233,000
GameStop Corp./GameStop, Inc. (2)	Ba1	8.000%	10/01/12	1,083	1,106,014
Goodyear Tire & Rubber Co./The (2)	B1	10.500%	05/15/16	4,575	5,124,000
Hawaiian Holdings, Inc. (2)	NR	5.000%	03/15/16	300	309,000
Mandalay Resort Group (2)	Caa1	6.375%	12/15/11	3,575	3,619,687
Pegasus Solutions, Inc. 144A (2)(c)(e)	NR	13.000%	04/15/14	2,941	2,764,634

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Discretionary – 3.7% (continued)
Sally Holdings LLC/Sally Capital, Inc. (2)	B3	9.250%	11/15/14	$5,500	$5,768,125
SouthPeak Interactive Corp. (3)(b)	NR	10.000%	07/19/13	2,500	1,240,173
Unifi, Inc. (2)	Caa1	11.500%	05/15/14	2,941	3,054,964
Wallace Theater Holdings, Inc., Series UNIT 144A (2)(c)(f)	CCC**	12.500%	06/15/13	4,675	4,745,125

					57,470,302

Consumer Staples – 0.9% (2)
Great Atlantic & Pacific Tea Co. 144A (c)(g)	WR	11.375%	08/01/15	3,555	3,470,569
North Atlantic Trading Co. 144A (c)	NR	10.000%	03/01/12	3,340	3,227,275
Smithfield Foods, Inc. (a)	B+**	4.000%	06/30/13	4,300	5,407,250
Vector Group Ltd. 144A (c)	B1	11.000%	08/15/15	1,700	1,785,000

					13,890,094

Energy – 1.9% (2)
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Series AI 144A (c)	Caa2	13.750%	12/01/15	5,800	5,916,000
Compton Petroleum Finance Corp. (Canada)	NR	10.000%	09/15/11	3,650	3,285,000
Golden Close Maritime Corp. MTN (Bermuda)	NR	11.000%	12/09/15	2,500	2,700,000
Harvest Operations Corp. (Canada)	NR	7.500%	05/31/15	275	300,670
InterOil ASA (Canada)	NR	15.000%	03/14/14	6,500	1,234,063
LDK Solar Co. Ltd. (Cayman Islands)	NR	4.750%	04/15/13	1,575	1,563,188
LDK Solar Co. Ltd., Series EXCH (Cayman Islands)	NR	4.750%	04/15/13	2,900	2,878,250
Panoro Energy ASA 144A (Norway) (c)	NR	12.000%	11/15/18	2,300	2,484,000
Polarcus Alima AS (Norway)	NR	12.500%	10/29/15	3,800	4,009,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (c)	B3	11.875%	03/15/17	845	925,275
Sevan Marine ASA (Norway)	NR	14.000%	12/22/14	12,000	2,289,227
Sevan Marine ASA 144A (Norway) (c)	NR	12.000%	08/10/15	1,000	1,072,500

					28,657,173

Financials – 2.8% (2)
Allied Capital Corp.	Ba1	6.000%	04/01/12	1,650	1,653,391
Ally Financial, Inc.	B1	6.000%	12/15/11	810	828,225
Avatar Holdings, Inc. (a)	NR	7.500%	02/15/16	5,900	6,246,625
Bankrate, Inc. 144A (c)	B2	11.750%	07/15/15	1,655	1,882,562
CNO Financial Group, Inc. (a)	B2	7.000%	12/30/16	3,635	5,750,116
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	Ba3	8.000%	01/15/18	2,055	2,111,513
Jack Cooper Holdings Corp. 144A (c)	NR	12.750%	12/15/15	1,775	1,881,500
Landry’s Holdings, Inc. 144A (c)	Caa1	11.500%	06/01/14	1,545	1,529,550
Offshore Group Investments Ltd. 144A (Cayman Islands) (c)	B3	11.500%	08/01/15	1,950	2,164,500
Rare Restaurant Group LLC/RRG Finance Corp. 144A (c)	WR	9.250%	05/15/14	1,300	1,144,000
Rouse Co. LP (The)	BB+**	6.750%	11/09/15	4,045	4,206,800
Springleaf Finance Corp., Series A	B3	4.625%	06/22/11	7,775	10,936,067
SVB Financial Group (a)	A3	3.875%	04/15/11	1,475	1,506,344
Synovus Financial Corp.	B3	5.125%	06/15/17	1,375	1,282,608

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials – 2.8% (2) (continued)
TMX Finance LLC / TitleMax Finance Corp. 144A (c)	B2	13.250%	07/15/15	$380	$421,800

					43,545,601

Healthcare – 2.4%
Adcare Health Systems, Inc. (3)(b)	NR	10.000%	10/26/13	1,850	1,993,954
Beckman Coulter, Inc. (2)	Baa3	2.500%	12/15/36	12,226	14,518,375
Dendreon Corp. (2)(a)	NR	2.875%	01/15/16	2,100	2,210,250
Incyte Corp. Ltd. (2)(a)	NR	4.750%	10/01/15	1,000	2,002,500
KV Pharmaceutical Co. 144A (2)(c)	NR	12.000%	03/15/15	8,175	7,643,625
Merge Healthcare, Inc. (2)	B2	11.750%	05/01/15	1,930	2,084,400
Omnicare, Inc. (2)	Ba3	6.125%	06/01/13	1,630	1,636,113
Omnicare, Inc. (2)	Ba3	3.750%	12/15/25	1,200	1,546,500
PDL BioPharma, Inc. 144A (2)(a)(c)	NR	2.875%	02/15/15	1,400	1,410,500
Rotech Healthcare, Inc. (2)	WR	9.500%	04/01/12	975	975,609
Tenet Healthcare Corp. (2)	Caa1	6.375%	12/01/11	500	507,500

					36,529,326

Industrials – 1.6%
Continental Airlines, Inc., Series 2001-1, Class C (2)	NR	7.033%	06/15/11	2,061	2,066,108
Eastman Kodak Co. (2)(a)	NR	7.000%	04/01/17	3,500	3,119,375
Floatel Superior Ltd. (Bahamas) (2)	NR	13.000%	09/02/15	1,100	1,210,000
GenCorp, Inc. (2)(a)	CCC+**	4.063%	12/31/39	325	323,781
Greenhouse Holdings (3)(b)	NR	12.000%	05/01/12	640	517,916
MasTec, Inc. (2)(a)	NR	4.250%	12/15/14	2,400	3,690,000
Park-Ohio Industries, Inc. (2)	B3	8.375%	11/15/14	2,450	2,524,529
Ship Finance International Ltd. (Bermuda) (2)	B1	8.500%	12/15/13	3,250	3,298,750
United Continental Holdings, Inc. (2)	NR	6.860%	04/22/14	6,200	6,200,236
Western Express, Inc. 144A (2)(c)	Caa1	12.500%	04/15/15	2,300	2,219,500

					25,170,195

Information Technology – 0.5% (2)
Amkor Technology, Inc.	Ba3	9.250%	06/01/16	2,325	2,438,344
CDW LLC / CDW Finance Corp.	Caa1	11.000%	10/12/15	4,325	4,692,625
Photronics, Inc. 144A (a)(c)	NR	3.250%	04/01/16	400	449,760

					7,580,729

Materials – 1.0% (2)
AEP Industries, Inc.	NR	7.875%	03/15/13	2,030	2,027,462
Appleton Papers, Inc.	B3	11.250%	12/15/15	1,810	1,755,700
Appleton Papers, Inc. 144A (c)	B1	10.500%	06/15/15	600	631,500
Cemex SAB de CV (Mexico) (a)	NR	4.875%	03/15/15	3,200	3,264,000
Massey Energy Co.	B2	6.875%	12/15/13	5,163	5,266,260
Sterling Chemicals, Inc.	B3	10.250%	04/01/15	2,700	2,808,000

					15,752,922

Telecommunication Services – 0.5% (2)
CW Media Holdings, Inc. 144A (Canada) (c)(e)	Ba2	13.500%	08/15/15	813	901,674
FiberTower Corp.	NR	9.000%	01/01/16	4,067	3,578,930
MediMedia USA, Inc. 144A (c)	Caa2	11.375%	11/15/14	2,350	2,091,500
Morris Publishing Group LLC	NR	10.000%	09/01/14	877	840,786

					7,412,890

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Utilities – 0.7% (2)
Dynegy Holdings, Inc.	WR	6.875%	04/01/11	$8,584	$8,584,000
Mirant Americas Generation LLC	B3	8.300%	05/01/11	1,925	1,929,812

					10,513,812

TOTAL CORPORATE BONDS (cost $267,296,440)					273,684,359

CONVERTIBLE BONDS – 38.0%
Communications – 3.5% (2)
Ciena Corp. 144A (a)(c)	NR	4.000%	03/15/15	8,000	11,720,000
Clearwire Communications
LLC/Clearwire Finance, Inc. 144A (c)	NR**	8.250%	12/01/40	700	770,875
Digital River, Inc. 144A (a)(c)	NR	2.000%	11/01/30	2,600	2,710,500
Equinix, Inc.	B-**	4.750%	06/15/16	4,500	6,046,875
Finisar Corp. 144A (c)	NR	5.000%	10/15/29	400	991,000
Playboy Enterprises, Inc.	NR	3.000%	03/15/25	1,410	1,401,188
priceline.com, Inc. 144A (a)(c)	BBB-**	1.250%	03/15/15	10,675	18,788,000
Virgin Media, Inc. (a)	B+**	6.500%	11/15/16	7,000	11,856,250

					54,284,688

Consumer Discretionary – 12.6%
AirTran Holdings, Inc. (2)	NR	5.500%	04/15/15	3,659	7,546,688
Alliance Data Systems Corp. (2)	NR	1.750%	08/01/13	3,000	3,611,250
Alliance Data Systems Corp. (2)(a)	NR	4.750%	05/15/14	10,500	20,212,500
AMR Corp. (2)(a)	CCC+**	6.250%	10/15/14	7,500	7,893,750
ArvinMeritor, Inc. (2)(a)(h)	CCC+**	4.625%	03/01/26	2,000	2,247,500
Coinstar, Inc. (2)(a)	BB+**	4.000%	09/01/14	2,150	2,972,375
Convergys Corp. (2)(a)	BB-**	5.750%	09/15/29	4,825	7,171,156
DR Horton, Inc., Series DHI (2)(a)	Ba3	2.000%	05/15/14	7,781	8,870,340
Exide Technologies (2)(a)(f)	CCC+**	0.000%	09/18/13	650	603,850
FTI Consulting, Inc. (2)(a)	B1	3.750%	07/15/12	1,325	1,707,594
Gaylord Entertainment Co. 144A (2)(a)(c)	NR	3.750%	10/01/14	9,875	14,059,531
Hertz Global Holdings, Inc. (2)	B-**	5.250%	06/01/14	14,500	29,217,500
Jakks Pacific, Inc. 144A (2)(a)(c)	NR	4.500%	11/01/14	3,925	5,534,250
Lennar Corp. 144A (2)(a)(c)	B3	2.750%	12/15/20	5,400	5,865,750
Lennar Corp. 144A (2)(c)	B3	2.000%	12/01/20	600	603,750
MGM Resorts International 144A (2)(a)(c)	Caa1	4.250%	04/15/15	8,500	8,978,125
Navistar International Corp. (2)(a)	B**	3.000%	10/15/14	1,875	2,831,250
Palm Harbor Homes, Inc. (3)(b)(g)	NR	3.250%	05/15/24	70	7,000
Regis Corp. (2)(a)	NR	5.000%	07/15/14	5,000	6,693,750
Saks, Inc. 144A (2)(c)	NR**	7.500%	12/01/13	800	1,765,000
Sonic Automotive, Inc. (2)(a)	B-**	5.000%	10/01/29	7,500	9,853,125
Titan International, Inc. 144A (2)(a)(c)	B+**	5.625%	01/15/17	5,475	15,364,219
TRW Automotive, Inc. 144A (2)(a)(c)	Ba2	3.500%	12/01/15	5,850	11,707,312
United Rentals, Inc. (2)(a)	NR	4.000%	11/15/15	5,850	18,113,063

					193,430,628

Consumer Staples – 1.9%(2)
Alliance One International, Inc. (a)	Caa1	5.500%	07/15/14	4,500	4,826,250
Central European Distribution Corp.	CCC+**	3.000%	03/15/13	2,475	2,150,156
Chiquita Brands International, Inc. (a)	B**	4.250%	08/15/16	5,000	5,200,000
Nash Finch Co. (h)	B3	1.631%	03/15/35	4,800	2,370,000
Rite Aid Corp. (a)	Ca	8.500%	05/15/15	300	303,750
Spartan Stores, Inc. (a)	NR	3.375%	05/15/27	375	359,062

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Staples – 1.9%(2) (continued)
Tyson Foods, Inc. (a)	BB+**	3.250%	10/15/13	$4,425	$5,763,563
Vector Group Ltd. (a)(f)	NR	3.750%	11/15/14	6,504	8,447,070
Vector Group Ltd. (f)	NR	3.875%	06/15/26	425	497,781

					29,917,632

Energy – 2.1% (2)
Exterran Energy Corp.	B1	4.750%	01/15/14	760	760,950
Exterran Holdings, Inc. (a)	B+**	4.250%	06/15/14	3,675	4,534,031
GMX Resources, Inc. (a)	NR	4.500%	05/01/15	1,875	1,535,156
Goodrich Petroleum Corp. (a)	NR	3.250%	12/01/26	200	202,000
Goodrich Petroleum Corp.	CCC+**	5.000%	10/01/29	1,000	1,015,000
Green Plains Renewable Energy, Inc. 144A (a)(c)	NR	5.750%	11/01/15	4,100	4,525,375
Harvest Natural Resources, Inc. (a)	NR	8.250%	03/01/13	475	1,315,750
International Coal Group, Inc. (a)	B-**	4.000%	04/01/17	3,500	7,293,125
James River Coal Co. 144A (a)(c)	CCC+**	4.500%	12/01/15	500	622,500
PetroBakken Energy Ltd., Reg S (Canada) (a)	NR	3.125%	02/08/16	700	682,500
Petrominerales Ltd., Series PMG (Canada) (a)	NR	2.625%	08/25/16	1,900	2,481,875
Pioneer Natural Resources Co. (a)	BB+**	2.875%	01/15/38	750	1,330,313
Seadrill Ltd. (Bermuda)	NR	3.625%	11/08/12	1,500	1,946,250
Western Refining, Inc. (a)	CCC+**	5.750%	06/15/14	1,775	3,112,906

					31,357,731

Financials – 6.7%(2)
American Equity Investment Life Holding Co. 144A (a)(c)	NR	5.250%	12/06/29	1,025	1,565,688
American Equity Investment Life Holding Co. 144A (c)	NR	3.500%	09/15/15	200	243,000
Annaly Capital Management, Inc. (a)	NR	4.000%	02/15/15	1,125	1,306,406
Ares Capital Corp. 144A (a)(c)	BBB**	5.750%	02/01/16	600	639,750
Ares Capital Corp. 144A (c)	BBB**	5.125%	06/01/16	1,200	1,235,280
BioMed Realty LP 144A (c)	NR	3.750%	01/15/30	3,375	4,012,031
CapitalSource, Inc. (h)	NR	4.000%	07/15/34	625	626,562
CBIZ, Inc. 144A (a)(c)	NR	4.875%	10/01/15	1,400	1,702,750
CNO Financial Group, Inc.	NR	7.000%	12/30/16	2,795	4,421,341
CNO Financial Group, Inc. 144A (c)	NR	7.000%	12/30/16	1,410	2,233,087
Developers Diversified Realty Corp. (a)	NR	1.750%	11/15/40	2,850	3,042,375
Digital Realty Trust LP 144A (c)	NR	5.500%	04/15/29	8,450	12,305,312
Dollar Financial Corp. (a)	NR	2.875%	06/30/27	150	157,687
Hilltop Holdings, Inc. (a)	NR	7.500%	08/15/25	998	1,071,603
Host Hotels & Resorts LP 144A (a)(c)	BB+**	2.500%	10/15/29	3,425	4,816,406
Icahn Enterprises LP 144A (a)(c)(f)	NR	4.000%	08/15/13	175	178,500
Janus Capital Group, Inc.	Baa3	3.250%	07/15/14	250	300,000
Kilroy Realty LP 144A (c)	NR	4.250%	11/15/14	5,425	6,428,625
KKR Financial Holdings LLC	NR	7.000%	07/15/12	125	130,313
Kohlberg Capital Corp. 144A (c)	NR	8.750%	03/15/16	4,000	4,110,000
Leucadia National Corp.	B3	3.750%	04/15/14	250	430,625
Lexington Realty Trust 144A (a)(c)	NR	6.000%	01/15/30	550	763,813
MF Global Holdings Ltd. (a)	Baa2	9.000%	06/20/38	5,500	6,565,625
MGIC Investment Corp. (a)	CCC+**	5.000%	05/01/17	10,850	11,853,625
National Financial Partners Corp. 144A (a)(c)	CCC+**	4.000%	06/15/17	4,025	5,358,281
NorthStar Realty Finance LP 144A (c)	NR	7.500%	03/15/31	3,400	3,391,500
Penson Worldwide, Inc. 144A (a)(c)	NR	8.000%	06/01/14	4,275	4,574,250
PMI Group, Inc. (a)	CCC+**	4.500%	04/15/20	2,850	2,198,063
ProLogis	BBB-**	3.250%	03/15/15	100	117,375
Radian Group, Inc.	CCC+**	3.000%	11/15/17	5,175	4,709,250
See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials – 6.7%(2) (continued)
SL Green Operating Partnership LP 144A (c)	NR	3.000%	10/15/17	$4,125	$4,516,875
Stewart Information Services Corp. 144A (a)(c)	NR	6.000%	10/15/14	6,125	6,415,938
SVB Financial Group 144A (c)	A3	3.875%	04/15/11	765	781,256
World Acceptance Corp. (a)	NR	3.000%	10/01/11	150	166,500

					102,369,692

Healthcare – 1.3%(2)
American Oriental Bioengineering, Inc. 144A (a)(c)	NR	5.000%	07/15/15	1,000	793,750
China Medical Technologies, Inc. 144A (Cayman Islands) (a)(c)	B+**	6.250%	12/15/16	2,625	2,818,594
China Medical Technologies, Inc.,
Series CMT (Cayman Islands)	NR	4.000%	08/15/13	250	224,063
Enzon Pharmaceuticals, Inc. (a)	NR	4.000%	06/01/13	2,675	3,363,813
MannKind Corp.	NR	3.750%	12/15/13	500	251,875
MannKind Corp. 144A (a)(c)	NR	5.750%	08/15/15	1,540	1,212,750
Molina Healthcare, Inc., Series MOH (a)	NR	3.750%	10/01/14	3,375	3,855,937
NovaMed, Inc.	NR	1.000%	06/15/12	4,932	4,876,515
SonoSite, Inc. (a)	NR	3.750%	07/15/14	1,000	1,116,250
Stewart Enterprises, Inc. (a)	Ba3	3.125%	07/15/14	25	25,562
West Pharmaceutical Services, Inc. (a)	NR	4.000%	03/15/47	2,000	1,937,500

					20,476,609

Industrials – 3.7%
Bristow Group, Inc. (2)(a)	BB**	3.000%	06/15/38	1,000	1,001,250
China Linen Textile Industry, Ltd.
(Cayman Islands) (3)(b)	NR	7.500%	11/12/12	1,850	1,989,637
EnPro Industries, Inc. (2)(a)	NR	3.938%	10/15/15	3,575	4,495,563
Genco Shipping & Trading Ltd.
(Marshall Islands) (2)(a)	NR	5.000%	08/15/15	500	469,375
General Cable Corp. (2)(a)	Ba3	0.875%	11/15/13	3,000	3,281,250
Kaman Corp. 144A (2)(a)(c)	NR	3.250%	11/15/17	3,800	4,669,250
Kemet Corp. (2)(a)	NR	2.250%	11/15/26	443	443,554
L-1 Identity Solutions, Inc. (2)	B+**	3.750%	05/15/27	4,599	4,593,251
MasTec, Inc. (2)	NR	4.000%	06/15/14	2,125	3,182,188
Orbital Sciences Corp. (2)(a)	BB-**	2.438%	01/15/27	20	21,275
RTI International Metals, Inc. (2)(a)	NR	3.000%	12/01/15	3,475	4,031,000
Terex Corp. (2)(a)	B3	4.000%	06/01/15	4,500	10,721,250
Textron, Inc., Series TXT (2)(a)	BBB-**	4.500%	05/01/13	3,500	7,490,000
Trex Co., Inc. (2)(a)	NR	6.000%	07/01/12	3,970	6,208,087
TTM Technologies, Inc. (2)(a)	BB-**	3.250%	05/15/15	2,450	3,362,625
Ultrapetrol Bahamas Ltd. 144A (Bahamas) (2)(a)(c)	NR	7.250%	01/15/17	900	877,500

					56,837,055

Information Technology – 2.5% (2)
Arris Group, Inc. (a)	NR	2.000%	11/15/26	650	704,438
Cadence Design Systems, Inc. 144A (a)(c)	NR	2.625%	06/01/15	3,325	4,746,437
Concur Technologies, Inc. 144A (a)(c)	NR	2.500%	04/15/15	200	248,250
DST Systems, Inc., Series C (a)(h)	NR	4.125%	08/15/23	2,400	2,907,000
GSI Commerce, Inc.	NR	2.500%	06/01/27	25	28,125
Hutchinson Technology, Inc.	NR	8.500%	01/15/26	52	45,630
Hutchinson Technology, Inc.	NR**	3.250%	01/15/26	146	113,880
Mentor Graphics Corp.	NR	6.250%	03/01/26	150	154,687

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Information Technology – 2.5% (2) (continued)
ON Semiconductor Corp. (a)	Ba2	1.875%	12/15/25	$250	$370,625
Photronics, Inc.	NR	5.500%	10/01/14	2,200	4,312,000
Rambus, Inc. (a)	NR	5.000%	06/15/14	6,450	8,231,812
Take-Two Interactive Software, Inc. (a)	NR	4.375%	06/01/14	3,825	6,076,969
Telvent GIT SA 144A (Spain) (a)(c)	NR	5.500%	04/15/15	1,400	1,627,500
THQ, Inc. (a)	NR	5.000%	08/15/14	2,500	2,446,875
Verigy Ltd. (Singapore)	NR	5.250%	07/15/14	1,325	1,674,469
VeriSign, Inc. (a)	NR	3.250%	08/15/37	3,870	4,663,350

					38,352,047

Materials – 2.3% (2)
Allegheny Technologies, Inc. (a)	BBB-**	4.250%	06/01/14	3,125	5,496,094
ArcelorMittal (Luxembourg) (a)	Baa3	5.000%	05/15/14	6,875	9,968,750
Cemex SAB de CV 144A (Mexico) (c)	NR	3.750%	03/15/18	500	519,375
Cemex SAB de CV 144A (Mexico) (c)	NR	3.250%	03/15/16	900	923,625
Jaguar Mining, Inc. 144A (c)	NR	5.500%	03/31/16	500	510,000
Kaiser Aluminum Corp. 144A (a)(c)	NR	4.500%	04/01/15	300	371,430
Northgate Minerals Corp. (Canada) (a)	NR	3.500%	10/01/16	1,925	1,903,344
ShengdaTech, Inc. 144A (c)	NR	6.500%	12/15/15	1,200	1,028,208
ShengdaTech, Inc. 144A (c)	NR	6.000%	06/01/18	200	189,526
Sino-Forest Corp. 144A (Canada) (c)	BB**	4.250%	12/15/16	450	641,250
Sterlite Industries India Ltd. (India) (a)	NR	4.000%	10/30/14	5,350	5,463,687
Stillwater Mining Co. (a)	B+**	1.875%	03/15/28	1,000	1,198,750
United States Steel Corp. (a)	Ba2	4.000%	05/15/14	4,000	7,295,000

					35,509,039

Telecommunication Services – 1.4% (2)
Alaska Communications Systems Group, Inc. (a)	NR	5.750%	03/01/13	650	693,063
Cleveland Unlimited, Inc. 144A †(c)(g)	Caa2	14.500%	04/30/11	1,830	1,372,500
Level 3 Communications, Inc.	Caa3	3.500%	06/15/12	500	493,125
Level 3 Communications, Inc. (a)	Caa3	6.500%	10/01/16	2,675	3,915,531
Level 3 Communications, Inc., Series B	Caa3	7.000%	03/15/15	1,280	1,489,600
NII Holdings, Inc.	B-**	3.125%	06/15/12	1,980	1,989,900
tw telecom inc. (a)	B3	2.375%	04/01/26	1,075	1,277,906
XM Satellite Radio, Inc. 144A (c)	BB-**	7.000%	12/01/14	8,100	10,732,500

					21,964,125

TOTAL CONVERTIBLE BONDS (cost $494,437,077)					584,499,246

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
CLOSED END FUNDS – 1.3%
BlackRock Core Bond Trust	128,116	$1,547,641
BlackRock Corporate High Yield Fund III, Inc.	38,155	272,808
BlackRock Corporate High Yield Fund V, Inc.	69,503	825,696
BlackRock Corporate High Yield Fund VI, Inc.	2,270	26,627
BlackRock Corporate High Yield Fund, Inc.	6,485	46,497
BlackRock Credit Allocation Income Trust II, Inc.	221,466	2,177,011
BlackRock Credit Allocation Income Trust III, Inc.	124,657	1,312,638
BlackRock Credit Allocation Income Trust IV	254,642	3,086,261
BlackRock Debt Strategies Fund, Inc.	15,366	61,310
BlackRock Income Opportunity Trust, Inc.	139,762	1,302,582
BlackRock MuniAssets Fund, Inc.	520	5,871
Credit Suisse Asset Management Income Fund, Inc.	2,821	10,353
Cushing MLP Total Return Fund/The	8,555	92,822
Duff & Phelps Utility and Corporate Bond Trust, Inc.	11,285	124,022
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,387	39,505
First Opportunity Fund, Inc. †	466	3,379
Fort Dearborn Income Securities, Inc.	427	6,226
Invesco Municipal Income Opportunities Trust	3,227	19,459
Invesco Municipal Income Opportunities Trust II	2,196	14,472
Invesco Van Kampen Bond Fund	44,280	804,125
Montgomery Street Income Securities, Inc.	3,857	60,285
Morgan Stanley Income Securities, Inc.	21,363	348,003
Nuveen California Municipal Value Fund	2,219	18,795
Nuveen Quality Preferred Income Fund	179,919	1,388,975
Nuveen Quality Preferred Income Fund II	378,340	3,132,655
Nuveen Quality Preferred Income Fund III	50,319	403,558
Rivus Bond Fund	1,081	19,490
Royce Focus Trust, Inc.	77,851	650,056
Transamerica Income Shares, Inc.	348	7,336
Western Asset Global Corporate Defined Opportunity Fund, Inc.	97,362	1,780,751
Western Asset Income Fund	23,326	304,171
Western Asset Investment Grade Defined Opportunity Trust, Inc.	19,190	380,921

TOTAL CLOSED END FUNDS (cost $19,834,544)		20,274,301

EXCHANGE-TRADED FUND – 0.3% †
Sprott Physical Gold Trust (Canada) (cost $3,545,866)	303,963	3,842,092

WARRANTS – 3.0% †
Communications – 0.0% (3)(b)(d)
Digital Angel, Series A	2,682,000	129,809
Digital Angel, Series B	2,682,000	283,890

		413,699

Consumer Discretionary – 0.0% (d)
China XD Plastics Co. Ltd. (3)(b)	183,332	29,672
Jack Cooper Holdings Corp.	1,775	9,762
Kandi Technologies Corp. (3)(b)	169,478	75,469
SouthPeak Interactive Corp. (3)(b)	5,800,464	190,255
Talbots, Inc. (a)	195,798	117,479

		422,637

Consumer Staples – 0.0% (d)
Celsius Holdings, Inc.	52,500	525
HQ Sustainable Maritime Industries, Inc. (3)(b)	62,284	29,622

		30,147

Energy – 0.1% (3)(b)
American Energy Fields, Inc.	1,590,276	403,692
Camac Energy, Inc.	88,191	32,132
China Integrated Energy, Inc. (China)	195,194	2,928
Uranium Energy Corp.	297,221	107,520

		546,272

Financials – 2.6%
57th Street General Acquisition Corp.	234,496	187,597
Australia Acquisition Corp. (Australia)	612,000	180,540
Boston Private Financial Holdings, Inc. (a)	97,674	258,836
Cazador Acquisition Corp. Ltd. (Cayman Islands)	319,668	143,850
Comerica, Inc. (a)	444,071	5,626,379
Edgewater Exploration Ltd. (Canada) (3)(b)	250,000	32,414

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Financials – 2.6% (continued)
European CleanTech SE (Germany) (2)	621,000	$264,024
FlatWorld Acquisition Corp. (Virgin Islands, British)	219,450	43,890
Gerova Financial Group Ltd. (3)(b)	138,792	22,207
Helikos SE (Germany) (2)	72,000	66,325
Hicks Acquisition Co. II, Inc.	810,000	461,700
Italy1 Investment SA (Luxembourg)	590,301	510,310
JWC Acquisition Corp.	1,032,750	722,925
L&L Acquisition Corp.	306,000	91,800
Lincoln National Corp. (a)	607,525	13,140,766
PNC Financial Services Group, Inc. (a)	258,400	3,865,664
RLJ Acquisition, Inc.	974,044	438,320
Signature Bank (a)	107,610	3,572,652
Sterling Bancshares, Inc.	9,708	33,687
Texas Capital Bancshares, Inc. (a)	16,077	237,779
Valley National Bancorp (a)	49,509	111,395
Wells Fargo & Co. (a)	151,514	1,712,108
Wintrust Financial Corp. (a)	415,782	7,816,702

		39,541,870

Health Care – 0.2%
Access Pharmaceuticals, Inc. (3)(b)	68,407	5,876
Bionovo, Inc. (3)(b)	39,373	6,065
Cormedix, Inc.	75,400	40,716
CryoPort, Inc. (3)(b)	1,133,397	558,198
CryoPort, Inc. (3)(b)	571,428	273,400
IntelliPharmaCeutics International, Inc./CA, Series A (3)(b)	220,000	220,440
IntelliPharmaCeutics International, Inc./CA, Series B (3)(b)	220,000	153,241
Opexa Therapeutics, Inc. (3)(b)	47,362	20,733
Pluristem Therapeutics, Inc. (3)(b)	173,242	121,521
Provectus Pharmaceuticals, Inc., Series A (3)(b)	881,558	175,518
Provectus Pharmaceuticals, Inc., Series B (3)(b)	1,542,726	133,369
Provectus Pharmaceuticals, Inc., Series C (3)(b)	617,090	61,431
ReGeneRx Biopharmaceuticals, Inc.	240,000	9,840
Repros Therapeutics, Inc. (3)(b)	92,675	194,668
Rosetta Genomics Ltd. (Israel) (3)(b)	191,250	24,203
Rosetta Genomics Ltd. (Israel) (3)(b)	496,961	70,444
RXi Pharmaceuticals Corp. (3)(b)	144,175	54,722
RXi Pharmaceuticals Corp. (3)(b)	144,175	22,102

		2,146,487

Industrials – 0.0% (d)
Advanced Battery Technologies, Inc. (3)(b)	482,500	434
Ansheng Shoe, Series A (3)(b)	265,045	—
Ansheng Shoe, Series B (3)(b)	265,045	—
China GengSheng Minerals, Inc. (China) (3)(b)	195,194	50,663
China Wood, Inc. (3)(b)	94,000	137,983
Greenhouse Holdings (3)(b)	256,092	177,433
Plastec Technologies Ltd. (Cayman Islands)	56,004	17,921
Spherix, Inc. (3)(b)	196,441	12,199

		396,633

Information Technology – 0.0% (3)(b)(d)
Authentidate Holding Corp.	1,090,000	167,097
Magic Software Enterprises Ltd. (Israel)	132,782	225,783
Orckit Communications Ltd. (Israel)	84,282	55,053
SinoHub, Inc. (China)	267,392	59,882

		507,815

Materials – 0.1%
Aurcana Corp. (Canada) (3)(b)	623,387	180,221
Cereplast, Inc. (3)(b)	64,539	78,438
China Shen Zhou Mining & Resources, Inc. (China) (3)(b)	66,762	55,256
Energy Fuels, Inc./Canada (3)(b)	360,000	49,405
Kangaroo Resources Ltd. (Australia) (3)(b)	24,137,931	930,517
Kinross Gold Corp. (Canada)	37,797	105,262
Lion One Metals Ltd. (3)(b)	387,641	52,273

		1,451,372

Utilities – 0.0% (d)
China Hydroelectric Corp.	24,500	7,350

TOTAL WARRANTS (cost $36,050,187)		45,464,282

MONEY MARKET FUNDS – 9.1% (2)
Dreyfus Institutional Cash Advantage Fund, Class I, 0.160% (i)	3	3
J.P. Morgan Prime Money Market Fund Capital Shares, 0.130% (i)(j)	139,578,674	139,578,674

TOTAL MONEY MARKET FUNDS (cost $139,578,677)		139,578,677

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $1,847,458,663)		$1,999,071,512

SECURITIES SOLD SHORT – (60.1)%
COMMON STOCKS – (57.7)%
Consumer Discretionary – (11.2)%
Beazer Homes USA, Inc. †	(179,712)	(821,284)
CBS Corp., Class B	(9,650)	(241,636)
Coinstar, Inc. †	(41,536)	(1,907,333)
Comcast Corp., Class A	(1,321,873)	(32,676,701)
Discovery Communications, Inc., Class A †	(480,733)	(19,181,247)
DR Horton, Inc.	(363,431)	(4,233,971)
DSW, Inc., Class A †	(142,029)	(5,675,479)
Eastman Kodak Co. †	(335,389)	(1,083,306)
Exide Technologies †	(22,879)	(255,787)
Gaylord Entertainment Co. †	(304,468)	(10,558,950)
Icahn Enterprises LP	(175)	(6,993)
Jakks Pacific, Inc. †	(204,698)	(3,960,906)
Lennar Corp., Class A	(372,238)	(6,744,953)
Liberty Global, Inc., Class A †	(577,699)	(23,922,516)
MGM Resorts International †	(324,777)	(4,270,817)
priceline.com, Inc. †	(31,263)	(15,832,834)
Regis Corp.	(246,151)	(4,366,719)
Saks, Inc. †	(133,660)	(1,511,695)
Sirius XM Radio, Inc. †	(3,182,687)	(5,283,260)
Sonic Automotive, Inc., Class A	(431,524)	(6,045,651)
Stewart Enterprises, Inc., Class A	(875)	(6,685)
Talbots, Inc. †	(43,996)	(265,736)
TRW Automotive Holdings Corp. †	(178,160)	(9,813,053)
Viacom, Inc., Class A	(71,249)	(3,796,859)
Virgin Media, Inc.	(324,085)	(9,006,322)

		(171,470,693)

Consumer Staples – (1.8)%
Alliance One International, Inc. †	(584,742)	(2,350,663)
American Oriental Bioengineering, Inc. (China) †	(26,609)	(39,647)
Bunge Ltd. (Bermuda)	(30)	(2,170)
Central Garden and Pet Co., Class A †	(583,483)	(5,373,878)
Chiquita Brands International, Inc. †	(144,769)	(2,220,757)
Dole Food Co., Inc. †	(2,880)	(39,254)
Embotelladora Andina SA, Class B ADR (Chile)	(10,000)	(292,600)
Green Mountain Coffee Roasters, Inc. †	(31,981)	(2,066,292)
Nash Finch Co.	(20,370)	(772,838)
Rite Aid Corp. †	(63,137)	(66,925)
Smithfield Foods, Inc. †	(131,497)	(3,163,818)
Spartan Stores, Inc.	(762)	(11,270)
Tyson Foods, Inc., Class A	(188,642)	(3,620,040)
Universal Corp.	(116,401)	(5,068,100)
Vector Group Ltd.	(169,955)	(2,938,522)

		(28,026,774)

Energy – (4.6)%
Alpha Natural Resources, Inc. †	(226,390)	(13,440,774)
Boardwalk Pipeline Partners LP	(2,300)	(75,118)
Bristow Group, Inc. †	(9,948)	(470,540)
Chesapeake Energy Corp.	(300,731)	(10,080,503)
Dawson Geophysical Co. †	(28,986)	(1,271,906)
Diamond Offshore Drilling, Inc.	(1,240)	(96,348)
Energy XXI Bermuda Ltd. (Bermuda) †	(10,700)	(364,870)
Ensco PLC ADR (United Kingdom)	(166,862)	(9,651,298)
Exterran Holdings, Inc. †	(125,718)	(2,983,288)
Frontier Oil Corp.	(5,728)	(167,945)
GMX Resources, Inc. †	(44,952)	(277,354)
Goodrich Petroleum Corp. †	(17,231)	(382,873)
Gran Tierra Energy, Inc. †	(210,317)	(1,696,420)
Green Plains Renewable Energy, Inc. †	(217,481)	(2,614,122)
Harvest Natural Resources, Inc. †	(81,546)	(1,242,761)
International Coal Group, Inc. †	(566,154)	(6,397,540)
James River Coal Co. †	(15,455)	(373,547)
Magnum Hunter Resources Corp. †	(923,992)	(7,918,612)
PetroBakken Energy Ltd., Class A (Canada)	(7,035)	(133,226)
Petrobank Energy & Resources Ltd. (Canada) †	(1)	(21)
Petrominerales Ltd. (Colombia)	(38,624)	(1,463,688)
Pioneer Natural Resources Co.	(14,475)	(1,475,292)
Royal Dutch Shell PLC, Class B ADR (Netherlands)	(52,292)	(3,829,866)
Seadrill Ltd. (Bermuda)	(39,333)	(1,418,741)
Western Refining, Inc. †	(146,334)	(2,480,361)
Whiting Petroleum Corp. †	(5,150)	(378,268)

		(70,685,282)

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Financials – (14.2)%
AMB Property Corp. REIT	(63,372)	$(2,279,491)
American Equity Investment Life Holding Co.	(99,229)	(1,301,884)
Annaly Capital Management, Inc. REIT	(45,747)	(798,285)
Ares Capital Corp.	(12,623)	(213,329)
Avatar Holdings, Inc. †	(30,980)	(613,094)
Banco Santander SA ADR (Spain)	(20,146)	(236,111)
Bank of Montreal (Canada)	(291,367)	(18,933,028)
Berkshire Hills Bancorp, Inc.	(23,412)	(488,140)
BioMed Realty Trust, Inc. REIT	(117,023)	(2,225,777)
Boston Private Financial Holdings, Inc.	(71,097)	(502,656)
Charles Schwab Corp./The	(173,956)	(3,136,427)
CNA Financial Corp.	(4,275)	(126,326)
CNO Financial Group, Inc. †	(1,191,474)	(8,947,970)
Comerica, Inc.	(751,400)	(27,591,408)
Community Bank System, Inc.	(20,287)	(492,365)
Cowen Group, Inc., Class A †	(270,963)	(1,086,562)
Developers Diversified Realty Corp. REIT	(112,157)	(1,570,198)
Digital Realty Trust, Inc. REIT	(156,050)	(9,072,747)
Dollar Financial Corp. †	(3,533)	(73,310)
First Niagara Financial Group, Inc.	(879,735)	(11,946,801)
Hancock Holding Co.	(255,761)	(8,399,191)
Hilltop Holdings, Inc. †	(32,963)	(330,949)
Host Hotels & Resorts, Inc. REIT	(196,067)	(3,452,740)
Kilroy Realty Corp. REIT	(96,622)	(3,751,832)
KKR Financial Holdings LLC	(700)	(6,853)
Leucadia National Corp.	(9,980)	(374,649)
Lexington Realty Trust REIT	(59,357)	(554,988)
Lincoln National Corp.	(582,981)	(17,512,749)
M&T Bank Corp.	(37,310)	(3,300,816)
MF Global Holdings Ltd. †	(450,030)	(3,726,248)
MGIC Investment Corp. †	(629,805)	(5,598,966)
Nara Bancorp, Inc. †	(482,208)	(4,638,841)
National Financial Partners Corp. †	(278,316)	(4,105,161)
Park Sterling Corp. †	(16,349)	(79,293)
Penson Worldwide, Inc. †	(225,734)	(1,514,675)
People’s United Financial, Inc.	(491,115)	(6,178,227)
PMI Group, Inc. †	(281,281)	(759,459)
PNC Financial Services Group, Inc.	(170,622)	(10,747,480)
ProLogis REIT	(3,600)	(57,528)
Radian Group, Inc.	(340,944)	(2,321,829)
Signature Bank †	(99,001)	(5,583,656)
SL Green Realty Corp. REIT	(32,600)	(2,451,520)
Stewart Information Services Corp.	(271,658)	(2,846,976)
Susquehanna Bancshares, Inc.	(948,781)	(8,871,102)
SVB Financial Group †	(10,136)	(577,042)
Texas Capital Bancshares, Inc. †	(14,469)	(376,049)
Valley National Bancorp	(26,854)	(374,882)
Ventas, Inc. REIT	(179,745)	(9,760,154)
Wells Fargo & Co.	(91,958)	(2,915,069)
Wintrust Financial Corp.	(391,170)	(14,375,498)
World Acceptance Corp. †	(1,501)	(97,865)

		(217,278,196)

Health Care – (2.0)%
Accuray, Inc. †	(145,815)	(1,316,709)
China Medical Technologies, Inc. ADR (China) †	(135,156)	(1,573,216)
Dendreon Corp. †	(27,800)	(1,040,554)
Enzon Pharmaceuticals, Inc. †	(161,964)	(1,765,408)
Incyte Corp. Ltd. †	(105,900)	(1,678,515)
Kindred Healthcare, Inc. †	(191,388)	(4,570,345)
KV Pharmaceutical Co., Class A †	(9,905)	(59,331)
MannKind Corp. †	(148,086)	(540,514)
Molina Healthcare, Inc. †	(47,098)	(1,883,920)
Mylan, Inc./PA †	(1)	(23)
NovaMed, Inc. †	(11,976)	(158,083)
Novartis AG ADR (Switzerland)	(195,807)	(10,642,110)
Omnicare, Inc.	(38,400)	(1,151,616)
PDL BioPharma, Inc.	(126,239)	(732,186)
SonoSite, Inc. †	(16,880)	(562,442)
Tenet Healthcare Corp. †	(327,600)	(2,440,620)
West Pharmaceutical Services, Inc.	(27,808)	(1,244,964)

		(31,360,556)

Industrials – (7.6)%
AMR Corp. †	(496,231)	(3,205,652)
Avis Budget Group, Inc. †	(128,625)	(2,303,674)
CBIZ, Inc. †	(149,592)	(1,078,558)
EnPro Industries, Inc. †	(87,319)	(3,171,426)
FTI Consulting, Inc. †	(33,822)	(1,296,397)
Genco Shipping & Trading Ltd. †	(15,897)	(171,211)
GenCorp, Inc. †	(19,417)	(116,114)
General Cable Corp. †	(35,115)	(1,520,480)

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Industrials – (7.6)% (continued)
HEICO Corp.	(177,853)	$(11,119,370)
Hertz Global Holdings, Inc. †	(1,635,806)	(25,567,648)
Hubbell, Inc., Class B	(2,194)	(155,840)
Kaman Corp.	(80,136)	(2,820,787)
MasTec, Inc. †	(247,864)	(5,155,571)
Meritor, Inc. †	(63,900)	(1,084,383)
Navistar International Corp. †	(31,650)	(2,194,295)
Nielsen Holdings NV †	(9,333)	(254,884)
Orbital Sciences Corp. †	(385)	(7,284)
Rush Enterprises, Inc., Class A †	(1,000)	(19,800)
Southwest Airlines Co.	(141,061)	(1,781,601)
Terex Corp. †	(265,783)	(9,844,602)
Textron, Inc.	(254,662)	(6,975,192)
Titan International, Inc.	(539,708)	(14,361,630)
Trex Co., Inc. †	(165,789)	(5,408,037)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(24,065)	(122,250)
United Rentals, Inc. †	(510,544)	(16,990,904)

		(116,727,590)

Information Technology – (8.3)%
Alliance Data Systems Corp. †	(235,711)	(20,245,218)
Arris Group, Inc. †	(20,563)	(261,973)
Bel Fuse, Inc., Class B	(2,554)	(56,213)
Cadence Design Systems, Inc. †	(383,327)	(3,737,438)
Ciena Corp. †	(325,700)	(8,455,172)
Concur Technologies, Inc. †	(2,900)	(160,805)
Convergys Corp. †	(371,564)	(5,335,659)
Digital River, Inc. †	(33,313)	(1,246,906)
DST Systems, Inc.	(34,254)	(1,809,296)
Equinix, Inc. †	(51,454)	(4,687,459)
Finisar Corp. †	(63,662)	(1,566,085)
GSI Commerce, Inc. †	(437)	(12,791)
GT Solar International, Inc. †	(59,660)	(635,976)
Kemet Corp. †	(2,888)	(42,829)
Mentor Graphics Corp. †	(201)	(2,941)
Micron Technology, Inc. †	(31,406)	(359,913)
Molex, Inc.	(1,159,911)	(29,136,964)
ON Semiconductor Corp. †	(30,265)	(298,716)
Photronics, Inc. †	(398,059)	(3,570,589)
Rambus, Inc. †	(224,502)	(4,445,140)
Rovi Corp. †	(149,188)	(8,003,936)
Sohu.com, Inc. (China) †	(31,532)	(2,817,699)
Take-Two Interactive Software, Inc. †	(293,761)	(4,515,107)
Telvent GIT SA (Spain) †	(29,448)	(857,231)
THQ, Inc. †	(157,212)	(716,887)
TTM Technologies, Inc. †	(127,366)	(2,312,967)
Unisys Corp. †	(47,657)	(1,487,851)
VeriFone Systems, Inc. †	(300,148)	(16,493,133)
Verigy Ltd. (Singapore) †	(63,612)	(896,293)
VeriSign, Inc.	(101,369)	(3,670,571)
WebMD Health Corp. †	(1)	(53)

		(127,839,811)

Materials – (4.5)%
Allegheny Technologies, Inc.	(187,696)	(12,710,773)
ArcelorMittal NYRS (Luxembourg)	(170,839)	(6,175,830)
BHP Billiton Ltd. ADR (Australia)	(266,798)	(25,580,592)
Cemex SAB de CV ADR (Mexico) †	(162,684)	(1,452,768)
Jaguar Mining, Inc. †	(51,577)	(269,232)
Kaiser Aluminum Corp.	(4,443)	(218,818)
Kinross Gold Corp. (Canada)	(20,898)	(329,143)
Monsanto Co.	(3,820)	(276,033)
Northgate Minerals Corp. (Canada)	(326,311)	(881,040)
Rock-Tenn Co., Class A	(54,962)	(3,811,615)
RTI International Metals, Inc. †	(72,011)	(2,243,143)
ShengdaTech, Inc. (China) (3)†(b)	(67,743)	(192,458)
Sino-Forest Corp. (Hong Kong) †	(17,440)	(455,113)
Steel Dynamics, Inc.	(161)	(3,022)
Sterlite Industries India Ltd. ADR (India)	(103,203)	(1,593,454)
Stillwater Mining Co. †	(51,067)	(1,170,966)
United States Steel Corp.	(111,605)	(6,019,974)
Walter Energy, Inc.	(38,252)	(5,180,468)

		(68,564,442)

Telecommunication Services – (2.5)%
Alaska Communications Systems Group, Inc.	(17,659)	(188,068)
CenturyLink, Inc.	(540,669)	(22,464,797)
Clearwire Corp., Class A †	(85,919)	(480,287)
IDT Corp., Class B	(38,955)	(1,049,837)
Level 3 Communications, Inc. †	(2,388,466)	(3,511,045)
Telephone & Data Systems, Inc.	(308,744)	(10,404,673)
tw telecom inc †	(40,317)	(774,087)

		(38,872,794)

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Utilities - (1.0)%
AGL Resources, Inc.	(119,286)	$(4,752,354)
Duke Energy Corp.	(610,395)	(11,078,670)

		(15,831,024)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $778,938,487)		(886,657,162)

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
CONVERTIBLE BONDS – (0.1)% (2)
Consumer Staples – (0.1)%
Molson Coors Brewing Co.	BBB-**	2.500%	07/30/13	$(550)	$(638,687)

Information Technology – 0.0% (d)
Intel Corp.	A-**	2.950%	12/15/35	(500)	(514,375)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $1,100,029)					(1,153,062)

				SHARES
EXCHANGE-TRADED FUNDS – (2.3)%
iShares Silver Trust †				(21,824)	(802,905)
SPDR Barclays Capital High Yield Bond ETF				(714,808)	(28,942,576)
SPDR Gold Shares †				(37,900)	(5,299,178)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (proceeds $34,297,482)					(35,044,659)

TOTAL SECURITIES SOLD SHORT (proceeds $814,335,998)					(922,854,883)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT– 70.0% (Cost $1,033,122,665)					1,076,216,629

OTHER ASSETS IN EXCESS OF LIABILITIES – 30.0% (k)					459,992,971

NET ASSETS – 100.0%					$1,536,209,600

†	Non income-producing security.
(a)	All or portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2011, the value of these securities was $676,176,210.
(b)	Security fair valued at March 31, 2011.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents a Pay-In-Kind Bond.
(f)	Indicates a variable rate security. The interest rate shown represents the discount rate at March 31, 2011.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the yield at March 31, 2011.
(i)	Represents annualized seven-day yield as of March 31, 2011.
(j)	A portion of the security is pledged as collateral to the brokers for credit default swap contracts and forward foreign currency exchange contracts.
(k)	Includes appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, swaps and written options.
*	The rating reflected is as March 31, 2011. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A – Restricted Security

ADR – American Depositary Receipt

MTN – Medium Term Note

NR – Not Rated by Moody’s

NYRS – New York Registry Shares

REIT – Real Estate Investment Trust

WR – Withdrawn

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

Open written options contracts outstanding at March 31, 2011:

Call Options

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

331	Cephalon, Inc. (exercise price $65)	J.P. Morgan	May 21, 2011	$(373,699)	$(18,205)	$355,494
374	Comerica, Inc. (exercise price $45)	J.P. Morgan	January 21, 2012	(261,422)	(32,538)	228,884
331	Genzyme Corp. (exercise price $75)	J.P. Morgan	July 16, 2011	(44,751)	(44,685)	66
322	Wells Fargo & Co. (exercise price $35)	J.P. Morgan	January 21, 2012	(118,816)	(59,892)	58,924

				$(798,688)	$(155,320)	$643,368

Put Options

SHARES (continued)	TYPE	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

396	KV Pharmaceutical Co. Class A (exercise price $5)	J.P. Morgan	April 16, 2011	$(19,404)	$(455,400)	$(435,996)

Credit default swap contracts buy protection as of March 31, 2011

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Deutsche Bank	Banco Santander SA	1.000%	$3,380,000	$193,010	6/20/2015	$57,261
Deutsche Bank	Banco Santander SA	3.000%	3,420,000	120,446	12/20/2015	(106,733)
Bank of America	Host Hotels & Resorts LP	1.000%	3,450,000	185,349	12/20/2015	(56,073)
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.000%	46,825,000	(993,989)	6/20/2016	31,590
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.000%	23,775,000	(504,689)	6/20/2016	16,039
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.000%	2,000,000	(42,455)	6/20/2016	1,349

						$(56,567)

Money market fund is pledged as collateral to brokers for credit default swap contracts in the amount of $4,866,119.

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
634	2-Year U.S. Treasury Note Futures	June 30, 2011	$(138,381,926)	$(138,291,249)	$90,677
630	5-Year U.S. Treasury Note Futures	June 30, 2011	(73,606,641)	(73,577,110)	29,531
1,726	S&P 500 E-Mini Futures	June 17, 2011	(111,610,321)	(114,002,300)	(2,391,979)

					$(2,271,771)

Cash held as collateral with broker for futures contracts was $12,784,132 at March 31, 2011.

Forward foreign currency exchange contracts outstanding as of March 31, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Canadian Dollar, Expiring 04/29/11	The Royal Bank of Scotland	CAD	9,689,521	$9,837,280	$9,989,197	$151,917

Canadian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	CAD	27,793,117	28,502,545	28,622,605	120,060

				38,339,825	38,611,802	271,977

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 04/07/11	The Royal Bank of Scotland	AUD	(3,666,552)	$(3,705,968)	$(3,791,105)	$(85,137)

Canadian Dollar, Expiring 04/06/11	The Royal Bank of Scotland	CAD	(9,240,520)	(9,490,695)	(9,530,829)	(40,134)

Canadian Dollar, Expiring 04/29/11	The Royal Bank of Scotland	CAD	(11,639,272)	(11,667,129)	(11,999,250)	(332,121)

Canadian Dollar, Expiring 05/02/11	The Royal Bank of Scotland	CAD	(9,130,408)	(9,371,922)	(9,412,210)	(40,288)

Canadian Dollar, Expiring 05/06/11	The Royal Bank of Scotland	CAD	(601,309)	(617,455)	(619,817)	(2,362)

Canadian Dollar, Expiring 05/13/11	The Royal Bank of Scotland	CAD	(4,197,914)	(4,229,611)	(4,326,498)	(96,887)

Canadian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	CAD	(29,320,940)	(30,024,166)	(30,196,026)	(171,860)

Canadian Dollar, Expiring 06/28/11	The Royal Bank of Scotland	CAD	(2,227,342)	(2,275,608)	(2,292,998)	(17,390)

Euro, Expiring 06/22/11	The Royal Bank of Scotland	EUR	(8,093,000)	(10,614,128)	(11,451,325)	(837,197)

Euro, Expiring 04/30/12	The Royal Bank of Scotland	EUR	(725,040)	(984,517)	(1,016,479)	(31,962)

Euro, Expiring 10/22/12	The Royal Bank of Scotland	EUR	(6,210,000)	(8,471,372)	(8,667,545)	(196,173)

Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	(5,855,786)	(7,902,383)	(8,152,751)	(250,368)

Norwegian Krone, Expiring 06/14/11	The Royal Bank of Scotland	NOK	(243,750)	(39,016)	(43,901)	(4,885)

Norwegian Krone, Expiring 06/22/11	The Royal Bank of Scotland	NOK	(840,000)	(141,010)	(151,226)	(10,216)

Norwegian Krone, Expiring 09/14/11	The Royal Bank of Scotland	NOK	(243,750)	(38,829)	(43,649)	(4,820)

Norwegian Krone, Expiring 12/22/11	The Royal Bank of Scotland	NOK	(840,000)	(139,681)	(149,450)	(9,769)

Norwegian Krone, Expiring 06/22/12	The Royal Bank of Scotland	NOK	(840,000)	(138,326)	(147,615)	(9,289)

Norwegian Krone, Expiring 09/14/12	The Royal Bank of Scotland	NOK	(6,500,000)	(1,016,022)	(1,135,952)	(119,930)

See notes to Schedule of Investments.

Schedule of Investments

AQR DIVERSIFIED ARBITRAGE FUND

March 31, 2011 (Unaudited)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	(12,840,000)	$(2,095,711)	$(2,229,404)	$(133,693)

				(102,963,549)	(105,358,030)	(2,394,481)

				$(64,623,724)	$(66,746,228)	$(2,122,504)

Money market fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $1,960,467.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

NOK — Norwegian Krone

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS – 93.6%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.150% (a)	81,619,349	$81,619,349
Dreyfus Institutional Cash Advantage Fund, Class I, 0.160% (a)	122,429,033	122,429,033
Dreyfus Treasury Agency Cash Management, Class I, 0.010% (a)	204,048,372	204,048,372
J.P. Morgan Prime Money Market Fund – Capital Shares, 0.130% (a)(b)	334,069,448	334,069,448
UBS Money Series - UBS Select Prime Preferred Fund, Class I, 0.200% (a)	204,048,372	204,048,372
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	204,048,372	204,048,372

TOTAL INVESTMENTS—93.6% (Cost $1,150,262,946)		1,150,262,946

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.4% (c)		78,591,602

NET ASSETS – 100.0%		$1,228,854,548

(a)	Represents annualized seven-day yield as of March 31, 2011.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange contracts and swaps.
(c)	Includes appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and swaps.

All securities are Level 2 (See Note 4).

Total return swap contracts outstanding as of March 31, 2011

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	Euro-SCHATZ Futures	06/08/2011	$(83,002,193)	$67,252
Merrill Lynch	KOSPI Index 200 Futures	06/09/2011	24,786,925	1,318,640
Merrill Lynch	5-Year U.S. Treasury Note	06/30/2011	2,217,929	1,063
Merrill Lynch	2-Year U.S. Treasury Note	06/30/2011	254,546,848	(867,473)
Merrill Lynch	LME Copper Futures	06/13/2011	9,137,150	(415,094)
Merrill Lynch	LME Copper Futures	06/13/2011	(1,408,750)	(5,638)
Merrill Lynch	LME Nickel Futures	06/13/2011	866,400	(83,430)
Barclays Capital	Wheat Futures	05/13/2011	(1,847,475)	(213,300)

				$(197,980)

Money market fund is pledged as collateral to broker for total return swap contracts in the amount of $5,261,880.

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Long Contracts:
86	10-Year Japanese Government Bond Futures	June 9, 2011	$144,572,058	$144,281,077	$(290,981)

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2011 (Unaudited)

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
550	10-Year U.S. Treasury Note Futures	June 21, 2011	$66,172,095	$65,467,187	$(704,908)
693	5-Year U.S. Treasury Note Futures	June 30, 2011	81,699,485	80,934,821	(764,664)
620	90-Day EURODollar Futures	September 19, 2011	154,304,534	154,287,000	(17,534)
533	90-Day EURODollar Futures	December 19, 2011	132,528,853	132,443,837	(85,016)
469	90-Day EURODollar Futures	March 19, 2012	116,388,750	116,247,513	(141,237)
366	90-Day EURODollar Futures	June 18, 2012	90,569,330	90,397,425	(171,905)
289	90-Day EURODollar Futures	September 17, 2012	71,290,285	71,101,225	(189,060)
206	90-Day EURODollar Futures	December 17, 2012	50,665,624	50,495,750	(169,874)
168	90-Day EURODollar Futures	March 18, 2013	41,212,368	41,057,100	(155,268)
304	90-Day Sterling Futures	September 21, 2011	60,252,473	60,197,605	(54,868)
286	90-Day Sterling Futures	December 21, 2011	56,565,401	56,495,633	(69,768)
367	90-Day Sterling Futures	March 21, 2012	72,423,291	72,312,162	(111,129)
410	90-Day Sterling Futures	June 20, 2012	80,650,660	80,546,280	(104,380)
360	90-Day Sterling Futures	September 19, 2012	70,626,987	70,521,435	(105,552)
343	90-Day Sterling Futures	December 19, 2012	67,115,767	67,012,427	(103,340)
284	90-Day Sterling Futures	March 20, 2013	55,520,503	55,365,915	(154,588)
592	Australia 10-Year Bond Future	June 15, 2011	63,792,607	63,564,564	(228,043)
1,931	Australian 3-year Bond Future	June 15, 2011	204,829,923	204,842,714	12,791
394	Bank Acceptance Futures	September 19, 2011	100,033,401	99,963,023	(70,378)
324	Bank Acceptance Futures	December 19, 2011	82,100,946	82,002,578	(98,368)
451	CAC40 10 Euro Futures	April 15, 2011	25,248,491	25,508,764	260,273
537	Canadian 10-Year Bond Futures	June 21, 2011	66,609,865	66,467,251	(142,614)
50	Coffee ‘C’ Futures	May 18, 2011	5,058,592	4,952,812	(105,780)
207	Corn Futures	May 13, 2011	7,082,022	7,175,137	93,115
2	Cotton No.2 Futures	May 6, 2011	193,221	200,230	7,009
39	DAX Index Futures	June 17, 2011	9,706,638	9,780,859	74,221
697	DJIA Mini E-CBOT Futures	June 17, 2011	41,819,745	42,698,220	878,475
427	E-Mini Russell 2000 Index Futures	June 17, 2011	34,381,468	35,940,589	1,559,121
197	Euro SFR 3-Month LIFFE Futures	September 19, 2011	53,425,807	53,373,380	(52,427)
143	FTSE 100 Index Futures	June 17, 2011	13,498,299	13,499,078	779
554	FTSE/JSE Top 40 Index Futures	June 15, 2011	23,763,959	23,953,437	189,478
56	FTSE/MIB Index Futures	June 17, 2011	8,313,015	8,473,212	160,197
294	Globex Brent FCL Futures	May 13, 2011	33,938,630	34,503,840	565,210
135	Globex Crude Oil Futures	May 18, 2011	13,998,240	14,407,200	408,960
29	Globex Heat Oil Futures	May 28, 2011	3,679,578	3,791,025	111,447
34	Globex RBOB Gasoline Futures	May 28, 2011	4,273,147	4,437,795	164,648
92	Gold 100 OZ Futures	June 28, 2011	13,251,274	13,247,080	(4,194)
82	Hang Seng Index Futures	April 28, 2011	12,212,227	12,394,534	182,307
86	H-SHARES Index Futures	April 28, 2011	7,186,936	7,344,531	157,595
170	IBEX 35 Index Futures	April 15, 2011	25,422,763	25,460,849	38,086
34	ICE Euro Gasoil Futures	April 11, 2011	3,297,250	3,376,200	78,950
172	Lean Hogs Futures	June 14, 2011	7,054,092	7,146,600	92,508
9	LME Copper Futures	April 6, 2011	2,166,002	2,118,171	(47,831)
4	LME Copper Futures	April 11, 2011	938,336	941,620	3,284
8	LME Copper Futures	April 26, 2011	1,881,774	1,883,900	2,126
12	LME Copper Futures	May 3, 2011	2,976,061	2,826,429	(149,632)
15	LME Copper Futures	May 10, 2011	3,736,755	3,533,880	(202,875)
16	LME Copper Futures	May 24, 2011	3,734,081	3,769,732	35,651
2	LME Copper Futures	June 3, 2011	497,760	471,319	(26,441)
56	LME Copper Futures	June 10, 2011	12,888,683	13,199,284	310,601
164	LME Copper Futures	June 13, 2011	40,089,528	38,659,925	(1,429,603)
15	LME Copper Futures	June 14, 2011	3,450,076	3,535,879	85,803
18	LME Copper Futures	June 16, 2011	4,207,591	4,242,488	34,897
29	LME Copper Futures	June 17, 2011	6,939,005	6,834,031	(104,974)
12	LME Copper Futures	June 22, 2011	2,826,060	2,828,075	2,015
44	LME Copper Futures	June 24, 2011	10,684,844	10,369,909	(314,935)
61	LME Copper Futures	June 30, 2011	14,401,633	14,377,700	(23,933)
26	LME Nickel Futures	April 26, 2011	4,032,419	4,069,550	37,131
1	LME Nickel Futures	April 27, 2011	158,477	156,522	(1,955)
42	LME Nickel Futures	June 13, 2011	7,244,180	6,576,948	(667,232)
12	LME Nickel Futures	June 16, 2011	1,828,861	1,879,102	50,241

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2011 (Unaudited)

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
90	LME Primary Aluminum Futures	April 11, 2011	$5,637,906	$5,898,172	$260,266
27	LME Primary Aluminum Futures	April 20, 2011	1,629,485	1,771,537	142,052
288	LME Primary Aluminum Futures	April 26, 2011	17,183,447	18,910,800	1,727,353
48	LME Primary Aluminum Futures	April 27, 2011	2,893,513	3,152,268	258,755
269	LME Primary Aluminum Futures	April 28, 2011	16,701,706	17,668,391	966,685
141	LME Primary Aluminum Futures	May 3, 2011	8,959,570	9,267,930	308,360
153	LME Primary Aluminum Futures	May 10, 2011	9,704,660	10,067,056	362,396
24	LME Primary Aluminum Futures	May 17, 2011	1,512,644	1,580,766	68,122
37	LME Primary Aluminum Futures	May 24, 2011	2,325,604	2,438,569	112,965
6	LME Primary Aluminum Futures	June 3, 2011	389,920	396,005	6,085
10	LME Primary Aluminum Futures	June 10, 2011	639,928	660,698	20,770
1,149	LME Primary Aluminum Futures	June 13, 2011	73,815,696	75,970,444	2,154,748
191	LME Primary Aluminum Futures	June 16, 2011	12,010,090	12,629,732	619,642
419	LME Primary Aluminum Futures	June 17, 2011	26,445,287	27,708,261	1,262,974
113	LME Primary Aluminum Futures	June 22, 2011	7,282,649	7,475,712	193,063
57	LME Primary Aluminum Futures	June 24, 2011	3,770,392	3,771,547	1,155
158	LME Primary Aluminum Futures	June 30, 2011	10,435,196	10,459,600	24,404
83	LME Zinc Futures	April 26, 2011	4,679,313	4,871,436	192,123
20	LME Zinc Futures	May 10, 2011	1,226,816	1,175,135	(51,681)
97	LME Zinc Futures	May 17, 2011	6,046,650	5,702,533	(344,117)
29	LME Zinc Futures	May 24, 2011	1,774,627	1,706,165	(68,462)
52	LME Zinc Futures	June 13, 2011	3,250,263	3,066,050	(184,213)
14	LME Zinc Futures	June 16, 2011	816,637	825,555	8,918
14	LME Zinc Futures	June 22, 2011	808,046	826,046	18,000
407	Long Gilt Futures	June 28, 2011	76,563,104	76,501,394	(61,710)
13	MSCI Singapore Index Futures	April 28, 2011	753,503	756,795	3,292
80	MSCI Taiwan Stock Index Futures	April 28, 2011	2,434,616	2,456,800	22,184
404	NASDAQ 100 E-Mini Futures	June 17, 2011	18,548,285	18,876,900	328,615
584	S&P 500 E-Mini Index Futures	June 17, 2011	37,850,879	38,573,200	722,321
451	S&P MID 400 E-Mini Futures	June 17, 2011	42,835,126	44,513,700	1,678,574
259	S&P/Toronto Stock Exchange 60 Index
	Futures	June 16, 2011	41,996,509	43,133,718	1,137,209
390	SGX S&P CNX Nifty Index Futures	April 28, 2011	4,536,460	4,577,820	41,360
13	Silver Futures	May 26, 2011	2,196,748	2,462,720	265,972
163	Soybean Futures	May 13, 2011	10,988,060	11,493,537	505,477
55	Soybean Meal Futures	May 13, 2011	2,042,055	2,038,850	(3,205)
112	Soybean Oil Futures	May 13, 2011	3,802,128	3,950,016	147,888
146	SPI 200 Index Futures	June 16, 2011	18,133,572	18,367,212	233,640
354	U.S. Treasury Bond Futures	June 21, 2011	42,908,544	42,546,375	(362,169)

					11,251,443

Short Contracts:
499	3-Month Euro Euribor Futures	September 19, 2011	$(173,637,845)	$(173,542,659)	$95,186
470	3-Month Euro Euribor Futures	December 19, 2011	(163,167,506)	(163,024,059)	143,447
428	3-Month Euro Euribor Futures	March 19, 2012	(148,258,571)	(148,122,343)	136,228
383	3-Month Euro Euribor Futures	June 18, 2012	(132,369,784)	(132,250,198)	119,586
368	3-Month Euro Euribor Futures	September 17, 2012	(126,972,245)	(126,835,998)	136,247
374	3-Month Euro Euribor Futures	December 17, 2012	(128,842,122)	(128,685,338)	156,784
381	3-Month Euro Euribor Futures	March 18, 2013	(131,172,045)	(130,938,651)	233,394
40	Cocoa Futures	May 13, 2011	(1,181,472)	(1,180,800)	672
129	Euro - Bund Futures	June 8, 2011	(22,221,102)	(22,172,264)	48,838
7	Euro SFR 3-Month LIFFE Futures	December 19, 2011	(1,892,699)	(1,892,706)	(7)
241	Euro-Bobl Futures	June 8, 2011	(39,200,983)	(39,130,833)	70,150
37	Euro-Buxl 30-Year Bond Futures	June 8, 2011	(5,339,838)	(5,334,879)	4,959
803	Euro-SCHATZ Futures	June 8, 2011	(122,059,530)	(121,972,083)	87,447
9	LME Copper Futures	April 6, 2011	(2,157,401)	(2,118,170)	39,231
4	LME Copper Futures	April 11, 2011	(934,995)	(941,620)	(6,625)
8	LME Copper Futures	April 26, 2011	(1,865,990)	(1,883,900)	(17,910)
12	LME Copper Futures	May 3, 2011	(2,995,585)	(2,826,429)	169,156
15	LME Copper Futures	May 10, 2011	(3,704,924)	(3,533,880)	171,044
16	LME Copper Futures	May 24, 2011	(3,732,489)	(3,769,732)	(37,243)
2	LME Copper Futures	June 3, 2011	(492,205)	(471,319)	20,886

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2011 (Unaudited)

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
56	LME Copper Futures	June 10, 2011	$(12,809,750)	$(13,199,284)	$(389,534)
164	LME Copper Futures	June 13, 2011	(38,271,622)	(38,659,925)	(388,303)
15	LME Copper Futures	June 14, 2011	(3,447,854)	(3,535,879)	(88,025)
18	LME Copper Futures	June 16, 2011	(4,181,935)	(4,242,488)	(60,553)
29	LME Copper Futures	June 17, 2011	(6,883,728)	(6,834,031)	49,697
12	LME Copper Futures	June 22, 2011	(2,829,465)	(2,828,076)	1,389
44	LME Copper Futures	June 24, 2011	(10,733,578)	(10,369,909)	363,669
61	LME Copper Futures	June 30, 2011	(14,460,478)	(14,377,700)	82,778
26	LME Nickel Futures	April 26, 2011	(4,045,144)	(4,069,550)	(24,406)
1	LME Nickel Futures	April 27, 2011	(160,795)	(156,522)	4,273
12	LME Nickel Futures	June 13, 2011	(1,828,955)	(1,879,128)	(50,173)
12	LME Nickel Futures	June 16, 2011	(1,824,963)	(1,879,102)	(54,139)
90	LME Primary Aluminum Futures	April 11, 2011	(5,593,383)	(5,898,173)	(304,790)
27	LME Primary Aluminum Futures	April 20, 2011	(1,625,472)	(1,771,538)	(146,066)
288	LME Primary Aluminum Futures	April 26, 2011	(17,239,788)	(18,910,800)	(1,671,012)
48	LME Primary Aluminum Futures	April 27, 2011	(2,909,758)	(3,152,268)	(242,510)
269	LME Primary Aluminum Futures	April 28, 2011	(16,676,641)	(17,668,390)	(991,749)
141	LME Primary Aluminum Futures	May 3, 2011	(8,951,025)	(9,267,930)	(316,905)
153	LME Primary Aluminum Futures	May 10, 2011	(9,651,615)	(10,067,056)	(415,441)
24	LME Primary Aluminum Futures	May 17, 2011	(1,501,829)	(1,580,766)	(78,937)
37	LME Primary Aluminum Futures	May 24, 2011	(2,316,938)	(2,438,568)	(121,630)
6	LME Primary Aluminum Futures	June 3, 2011	(391,770)	(396,006)	(4,236)
10	LME Primary Aluminum Futures	June 10, 2011	(645,699)	(660,697)	(14,998)
392	LME Primary Aluminum Futures	June 13, 2011	(24,706,895)	(25,918,550)	(1,211,655)
191	LME Primary Aluminum Futures	June 16, 2011	(11,976,875)	(12,629,732)	(652,857)
419	LME Primary Aluminum Futures	June 17, 2011	(26,409,470)	(27,708,261)	(1,298,791)
113	LME Primary Aluminum Futures	June 22, 2011	(7,287,929)	(7,475,712)	(187,783)
57	LME Primary Aluminum Futures	June 24, 2011	(3,761,712)	(3,771,547)	(9,835)
158	LME Primary Aluminum Futures	June 30, 2011	(10,441,772)	(10,459,600)	(17,828)
83	LME Zinc Futures	April 26, 2011	(4,667,384)	(4,871,435)	(204,051)
20	LME Zinc Futures	May 10, 2011	(1,211,399)	(1,175,135)	36,264
97	LME Zinc Futures	May 17, 2011	(6,037,760)	(5,702,533)	335,227
29	LME Zinc Futures	May 24, 2011	(1,769,578)	(1,706,164)	63,414
28	LME Zinc Futures	June 13, 2011	(1,624,034)	(1,650,950)	(26,916)
14	LME Zinc Futures	June 16, 2011	(813,583)	(825,556)	(11,973)
14	LME Zinc Futures	June 22, 2011	(807,884)	(826,046)	(18,162)
320	Natural Gas Swap Futures	May 27, 2011	(3,164,800)	(3,511,200)	(346,400)
221	Sugar #11 (World Markets) Futures	May 29, 2011	(6,489,625)	(6,710,268)	(220,643)
101	TOPIX Index Futures	June 9, 2011	(9,784,654)	(10,515,268)	(730,614)
9	Wheat Futures	May 13, 2011	(311,775)	(343,462)	(31,687)

					(7,824,421)

					$3,427,022

Cash held as collateral with broker for futures contracts was $69,443,206 at March 31, 2011.

Forward foreign currency exchange contracts outstanding as of March 31, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	AUD	372,777,000	$373,940,777	$382,047,963	$8,107,186

Brazilian Real, Expiring 06/15/11	The Royal Bank of Scotland	BRL	25,740,000	15,159,271	15,520,858	361,587

Canadian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	CAD	127,813,000	130,657,497	131,627,588	970,091

Swiss Franc, Expiring 06/15/11	The Royal Bank of Scotland	CHF	45,687,000	49,815,603	49,763,638	(51,965)

Chilean Peso, Expiring 06/15/11	The Royal Bank of Scotland	CLP	952,000,000	1,980,713	1,978,927	(1,786)

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2011 (Unaudited)

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Columbian Peso, Expiring 06/15/11	The Royal Bank of Scotland	COP	370,000,000	$194,625	$198,699	$4,074

Czech Republic Koruna, Expiring 06/15/11	The Royal Bank of Scotland	CZK	671,400,000	38,210,948	38,749,648	538,700

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	504,958,000	709,031,090	714,616,561	5,585,471

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	220,004,999	357,563,674	352,584,409	(4,979,265)

Hungarian Forint, Expiring 06/15/11	The Royal Bank of Scotland	HUF	5,596,000,000	28,362,801	29,544,440	1,181,639

Indonesian Rupiah, Expiring 06/15/11	The Royal Bank of Scotland	IDR	112,900,000,000	12,716,784	12,804,892	88,108

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	37,000,000	10,300,963	10,601,145	300,182

Indian Rupee, Expiring 06/15/11	The Royal Bank of Scotland	INR	1,515,400,000	33,209,910	33,515,544	305,634

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	25,451,477,000	312,341,952	306,123,010	(6,218,942)

South Korean Won, Expiring 06/15/11	The Royal Bank of Scotland	KRW	50,199,610,000	44,725,804	45,546,207	820,403

Mexican Peso, Expiring 06/15/11	The Royal Bank of Scotland	MXN	773,000,000	63,754,979	64,552,051	797,072

Malaysian Ringgit, Expiring 06/15/11	The Royal Bank of Scotland	MYR	55,390,000	18,204,104	18,195,452	(8,652)

Norwegian Krone, Expiring 06/15/11	The Royal Bank of Scotland	NOK	790,612,000	140,873,323	142,386,248	1,512,925

Philippine Peso, Expiring 06/15/11	The Royal Bank of Scotland	PHP	624,500,000	14,385,217	14,342,642	(42,575)

Poland Zloty, Expiring 06/15/11	The Royal Bank of Scotland	PLN	55,410,000	19,154,087	19,391,104	237,017

Russian Ruble, Expiring 06/15/11	The Royal Bank of Scotland	RUB	1,039,200,000	35,967,893	36,339,683	371,790

Swedish Krona, Expiring 06/15/11	The Royal Bank of Scotland	SEK	597,278,000	93,618,915	94,264,731	645,816

Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	73,590,000	58,124,009	58,388,080	264,071

Turkish Lira, Expiring 06/15/11	The Royal Bank of Scotland	TRY	16,200,000	10,197,005	10,361,901	164,896

Taiwanese Dollar, Expiring 06/15/11	The Royal Bank of Scotland	TWD	185,300,000	6,337,835	6,311,351	(26,484)

South African Rand, Expiring 06/15/11	The Royal Bank of Scotland	ZAR	56,000,000	7,930,776	8,189,085	258,309

				2,586,760,555	2,597,945,857	11,185,302

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Australian Dollar, Expiring 06/15/11	The Royal Bank of Scotland	AUD	(138,559,000)	$(136,420,100)	$(142,004,962)	$(5,584,862)

Swiss Franc, Expiring 06/15/11	The Royal Bank of Scotland	CHF	(146,299,000)	(160,480,983)	(159,353,220)	1,127,763

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	(300,667,000)	(418,176,316)	(425,503,938)	(7,327,622)

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	(149,100,000)	(239,354,408)	(238,950,640)	403,768

Hungarian Forint, Expiring 06/15/11	The Royal Bank of Scotland	HUF	(570,000,000)	(2,865,762)	(3,009,351)	(143,589)

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	(190,000)	(52,284)	(54,438)	(2,154)

Indian Rupee, Expiring 06/15/11	The Royal Bank of Scotland	INR	(493,000,000)	(10,771,136)	(10,903,500)	(132,364)

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR MANAGED FUTURES STRATEGY FUND

March 31, 2011 (Unaudited)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	(29,837,977,000)	$(364,669,834)	$(358,882,564)	$5,787,270

South Korean Won, Expiring 06/15/11	The Royal Bank of Scotland	KRW	(22,900,000,000)	(20,176,936)	(20,777,216)	(600,280)

Mexican Peso, Expiring 06/15/11	The Royal Bank of Scotland	MXN	(67,000,000)	(5,527,049)	(5,595,068)	(68,019)

Norwegian Krone, Expiring 06/15/11	The Royal Bank of Scotland	NOK	(632,146,000)	(112,093,120)	(113,847,117)	(1,753,997)

New Zealand Dollar, Expiring 06/15/11	The Royal Bank of Scotland	NZD	(107,920,000)	(78,985,719)	(81,947,973)	(2,962,254)

Philippine Peso, Expiring 06/15/11	The Royal Bank of Scotland	PHP	(40,000,000)	(912,039)	(918,664)	(6,625)

Poland Zloty, Expiring 06/15/11	The Royal Bank of Scotland	PLN	(12,200,000)	(4,160,273)	(4,269,472)	(109,199)

Russian Ruble, Expiring 06/15/11	The Royal Bank of Scotland	RUB	(317,000,000)	(11,141,399)	(11,085,142)	56,257

Swedish Krona, Expiring 06/15/11	The Royal Bank of Scotland	SEK	(520,456,000)	(81,126,055)	(82,140,385)	(1,014,330)

Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	(45,300,000)	(35,549,095)	(35,942,112)	(393,017)

Turkish Lira, Expiring 06/15/11	The Royal Bank of Scotland	TRY	(10,590,000)	(6,490,333)	(6,773,613)	(283,280)

Taiwanese Dollar, Expiring 06/15/11	The Royal Bank of Scotland	TWD	(484,000,000)	(16,502,140)	(16,485,128)	17,012

South African Rand, Expiring 06/15/11	The Royal Bank of Scotland	ZAR	(35,600,000)	(4,997,405)	(5,205,919)	(208,514)

				(1,710,452,386)	(1,723,650,422)	(13,198,036)

				$876,308,169	$874,295,435	$(2,012,734)

Money market fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $24,255,740.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Columbian Peso

CZK — Czech Republic Koruna

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Poland Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

ZAR — South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
GOVERNMENT RELATED OBLIGATIONS – 24.7%
Sovereign Debt – 24.7%
France Government Bond OAT (France)	NR	1.600%	07/25/15	EUR	6,625	$9,872,908
France Government Bond OAT (France)	NR	2.250%	07/25/20	EUR	3,209	4,942,518
United Kingdom Treasury Gilt (United Kingdom)	NR	1.875%	11/22/22	GBP	4,120	7,521,958

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $21,775,621)						22,337,384

U.S. TREASURY OBLIGATIONS – 16.4%

U.S. Treasury Inflation Protected Securities Bonds – 16.4%
U.S. Treasury Bond	NR	1.250%	07/15/20	USD	4,500	4,692,847
U.S. Treasury Bond	NR	0.500%	04/15/15	USD	9,600	10,125,927

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,613,153)						14,818,774

					SHARES
MONEY MARKET FUNDS – 50.7%
BlackRock Liquidity Funds TempFund Portfolio, Class I 0.150% (a)					2,900,242	2,900,242
Dreyfus Institutional Cash Advantage Fund, Class I, 0.160% (a)					4,350,363	4,350,363
Dreyfus Treasury Cash Management, Class I, 0.010% (a)					7,250,605	7,250,605
J.P. Morgan Prime Money Market Fund – Capital Shares, 0.130% (a)(b)					16,941,967	16,941,967
UBS Money Series - UBS Select Prime Preferred Fund, Class I, 0.200% (a)					7,250,605	7,250,605
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)					7,250,605	7,250,605
TOTAL MONEY MARKET FUNDS (Cost $45,944,387)						45,944,387

TOTAL INVESTMENTS—91.8% (Cost $82,333,161)						83,100,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.2% (c)						7,432,894

NET ASSETS – 100.0%						$90,533,439

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

(a)	Represents annualized seven-day yield as of March 31, 2011.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange contracts and swaps.
(c)	Includes appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and swaps.
*	The rating reflected is as March 31, 2011. Rating of certain bonds may have changed subsequent to the date.

All securities are Level 2.

The following abbreviations are used in portfolio descriptions:

NR – Not Rated by Moody’s

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

Credit default swap contracts sell protections as of March 31, 2011:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	iTraxx Europe Crossover Series 15.V1	5.000%	EUR	6,175,000	$445,119	6/20/2016	$(9,863)
Bank of America	iTraxx Europe Series 15.V1	1.000%	EUR	2,350,000	(3,150)	6/20/2016	2,360
Bank of America	Markit CDX Emerging Market Index Series 15	5.000%	USD	2,450,000	330,415	6/20/2016	13,347
Bank of America	Markit CDX North America High Yield Index Series 16	5.000%	USD	8,150,000	183,279	6/20/2016	(3,320)
Bank of America	Markit CDX North America Investment Grade Index Series 16	1.000%	USD	10,325,000	17,569	6/20/2016	5,837
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	75,000	(15,198)	12/13/2049	5,154
Bank of America	Markit CMBX North America AJ 4	0.960%	USD	50,000	(14,964)	2/17/2051	4,763
Bank of America	Markit CMBX North America AJ 5	0.980%	USD	50,000	(12,367)	2/15/2051	3,375
Deutsche Bank	iTraxx Europe Series 15.V1	1.000%	EUR	8,650,000	(23,192)	6/20/2016	20,283
Deutsche Bank	Markit CDX Emerging Market Index Series 15	5.000%	USD	2,500,000	340,002	6/20/2016	10,776
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.000%	USD	11,250,000	238,812	6/20/2016	9,598
Deutsche Bank	Markit CDX North America Investment Grade Index Series 16	1.000%	USD	11,150,000	27,114	6/20/2016	(1,838)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 16	5.000%	USD	1,925,000	42,065	6/20/2016	440
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	200,000	(29,590)	12/13/2049	2,806
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	250,000	(54,095)	2/17/2051	3,094
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	225,000	(39,043)	2/15/2051	(1,420)

							$65,392

Money market fund is pledged as collateral to broker for credit default swap contracts in the amount of $1,990,053. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

Interest rate swap contracts outstanding as of March 31, 2011:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

The Royal Bank of Scotland	3.050%	(3)	CZK	37,000,000	3/16/2016	$(10,898)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.210%	CZK	5,438,792	3/16/2016	(10,689)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.330%	CZK	3,000,000	3/16/2016	(4,917)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.653%	CZK	3,200,000	3/16/2016	(2,481)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.680%	CZK	4,000,000	3/16/2016	(2,805)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.840%	CZK	3,000,000	3/16/2016	(812)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.900%	CZK	18,000,000	3/16/2016	(1,964)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.110%	CZK	9,000,000	9/21/2016	(1,297)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.255%	CZK	6,000,000	9/21/2016	1,206
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.268%	CZK	37,000,000	9/21/2016	11,629
The Royal Bank of Scotland	2.495%	(2)	HKD	15,800,000	3/16/2016	(31,600)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	1.630%	HKD	1,590,000	3/16/2016	(5,300)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.748%	HKD	2,760,959	3/16/2016	(7,190)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.145%	HKD	1,550,000	3/16/2016	(246)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.205%	HKD	7,400,000	3/16/2016	1,565
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.210%	HKD	1,320,000	3/16/2016	320
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.235%	HKD	1,300,000	3/16/2016	515
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.530%	HKD	1,800,000	9/21/2016	(915)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.880%	HKD	2,500,000	9/21/2016	5,578
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.915%	HKD	15,900,000	9/21/2016	38,896
The Royal Bank of Scotland	6.980%	(6)	HUF	320,000,000	3/16/2016	(23,112)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	5.970%	HUF	38,000,000	3/16/2016	(6,116)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.300%	HUF	43,955,931	3/16/2016	(3,724)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.730%	HUF	70,000,000	9/21/2016	248
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.760%	HUF	150,000,000	3/16/2016	3,215
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.780%	HUF	40,000,000	3/16/2016	1,042
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.930%	HUF	50,000,000	9/21/2016	2,125
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	7.110%	HUF	320,000,000	9/21/2016	26,693
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	7.150%	HUF	49,000,000	3/16/2016	5,462

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

The Royal Bank of Scotland	3.950%	(4)	KRW	220,000,000	3/16/2016	$2,133
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/2016	(17,306)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/2016	(17,306)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	3.680%	KRW	200,000,000	3/16/2016	(4,145)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	3.690%	KRW	380,000,000	3/16/2016	(7,720)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	3.690%	KRW	330,000,000	3/16/2016	(6,705)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	3.700%	KRW	200,000,000	3/16/2016	(3,982)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	3.750%	KRW	1,455,153,531	3/16/2016	(25,194)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	3.930%	KRW	860,000,000	3/16/2016	(9,028)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.115%	KRW	490,000,000	3/16/2016	(1,440)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.240%	KRW	5,100,000,000	3/16/2016	11,056
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.255%	KRW	630,000,000	3/16/2016	1,752
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.265%	KRW	1,800,000,000	9/21/2016	(891)
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.285%	KRW	700,000,000	3/16/2016	2,804
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.395%	KRW	5,100,000,000	9/21/2016	22,601
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.400%	KRW	1,400,000,000	9/21/2016	6,487
The Royal Bank of Scotland	3 month South Korean Certificate of Deposit	4.405%	KRW	5,000,000,000	9/21/2016	24,175
The Royal Bank of Scotland	5.600%	(5)	PLN	14,400,000	3/16/2016	17,134
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.940%	PLN	2,060,979	3/16/2016	(23,268)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.980%	PLN	990,000	3/16/2016	(10,580)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.270%	PLN	590,000	3/16/2016	(3,686)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.560%	PLN	1,780,000	3/16/2016	(3,207)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.600%	PLN	500,000	3/16/2016	(595)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.640%	PLN	1,280,000	3/16/2016	(740)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.690%	PLN	7,200,000	3/16/2016	1,348
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.690%	PLN	2,400,000	9/21/2016	(5,098)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.740%	PLN	14,500,000	9/21/2016	(19,899)
The Royal Bank of Scotland	2.185%	(1)	SGD	2,300,000	3/16/2016	(24,345)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.750%	SGD	220,000	3/16/2016	(1,320)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.815%	SGD	365,898	3/16/2016	(1,283)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.055%	SGD	1,200,000	3/16/2016	6,751
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.145%	SGD	260,000	3/16/2016	2,355
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.190%	SGD	220,000	3/16/2016	2,371

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)

The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.250%	SGD	200,000	9/21/2016	$(19)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.540%	SGD	2,300,000	9/21/2016	29,782
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.550%	SGD	300,000	9/21/2016	3,999
The Royal Bank of Scotland	7.930%	(7)	ZAR	25,700,000	3/16/2016	5,311
The Royal Bank of Scotland	6.955%	(7)	ZAR	1,560,000	3/16/2016	9,570
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.040%	ZAR	1,320,000	3/16/2016	(7,416)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.080%	ZAR	1,320,000	3/16/2016	(7,095)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.155%	ZAR	3,282,843	3/16/2016	(16,148)
The Royal Bank of Scotland	3 month Johannesburg Interbank Offered Rate	7.350%	ZAR	1,370,000	3/16/2016	(5,115)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.390%	ZAR	2,390,000	3/16/2016	(8,340)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.610%	ZAR	2,810,000	3/16/2016	(6,047)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.785%	ZAR	1,800,000	3/16/2016	(1,959)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.990%	ZAR	13,100,000	3/16/2016	2,071
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.275%	ZAR	5,100,000	9/21/2016	(1,450)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.310%	ZAR	1,700,000	9/21/2016	677
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.332%	ZAR	25,900,000	9/21/2016	1,319

						$(103,203)

(1)	6 month Singapore Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Prague Interbank Offered Rate
(4)	3 month South Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Budapest Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money market fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

See notes to Schedule of Investments.

Total return swap contracts outstanding as of March 31, 2011:

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	10-Year Mini Japanese Government Bond Futures	06/08/2011	13,221,336	$34,291
Merrill Lynch	10-Year U.S. Treasury Note	06/21/2011	30,787,829	41,265
Merrill Lynch	Euro - Bund Futures	06/08/2011	16,132,503	(147,847)
Merrill Lynch	Long Gilt	06/28/2011	8,971,599	50,679
The Royal Bank of Scotland	KOSPI 200 Futures	06/09/2011	1,324,699	82,954
Barclays Capital	Soybean Futures	07/14/2011	570,200	(1,800)

				$59,542

Money market fund is pledged as collateral to brokers for total return swap contracts in the amount of $890,236.

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
126	10-Year Mini Japanese Government Bond Futures	June 8, 2011	$21,034,257	$21,141,885	$107,628
12	Amsterdam Index Futures	April 15, 2011	1,180,131	1,238,406	58,275
4	Australia 10-Year Bond Futures	June 15, 2011	429,696	429,491	(205)
27	CAC40 10 Euro Futures	April 15, 2011	1,447,405	1,527,132	79,727
1	Cocoa Futures	July 14, 2011	31,759	29,660	(2,099)
8	Coffee ‘C’ Futures	July 19, 2011	834,156	800,250	(33,906)
28	Corn Futures	July 14, 2011	1,017,664	981,400	(36,264)
8	Cotton No.2 Futures	July 7, 2011	766,096	771,600	5,504
42	Crude Oil Financial Futures	June 19, 2011	4,451,000	4,504,080	53,080
5	DAX Index Futures	June 17, 2011	1,178,069	1,253,957	75,888
11	Russell 2000 Mini Index Futures	June 17, 2011	877,646	925,870	48,224
6	European Gasoil (ICE) Futures	June 9, 2011	588,600	592,500	3,900
20	FTSE 100 Index Futures	June 17, 2011	1,805,689	1,887,983	82,294
13	FTSE/JSE Top 40 Index Futures	June 15, 2011	539,568	562,083	22,515
6	FTSE/MIB Index Futures	June 17, 2011	887,336	907,844	20,508
12	Globex Brent FCL Futures	July 14, 2011	1,392,950	1,403,640	10,690
3	Globex Heat Oil Futures	June 27, 2011	390,600	393,536	2,936
3	Globex RBOB Gas Futures	June 27, 2011	380,646	389,567	8,921
19	Gold 100 OZ Futures	June 28, 2011	2,735,083	2,735,810	727
16	H-SHARES Index Futures	April 28, 2011	1,329,014	1,366,425	37,411
6	IBEX 35 Index Futures	April 15, 2011	871,665	898,618	26,953
3	Lean Hogs Futures	August 12, 2011	123,354	123,780	426
4	Live Cattle Futures	August 31, 2011	190,225	195,480	5,255
1	LME Aluminum Futures	April 13, 2011	62,330	65,552	3,222
2	LME Aluminum Futures	April 26, 2011	119,560	131,325	11,765
2	LME Aluminum Futures	April 27, 2011	120,563	131,345	10,782
1	LME Aluminum Futures	May 3, 2011	63,305	65,730	2,425
1	LME Aluminum Futures	May 10, 2011	63,429	65,798	2,369
1	LME Aluminum Futures	May 17, 2011	63,027	65,865	2,838
1	LME Aluminum Futures	May 24, 2011	62,854	65,907	3,053
1	LME Aluminum Futures	June 10, 2011	63,993	66,070	2,077
4	LME Aluminum Futures	June 16, 2011	251,520	264,497	12,977
6	LME Aluminum Futures	June 17, 2011	377,929	396,777	18,848
3	LME Aluminum Futures	June 22, 2011	193,345	198,471	5,126
1	LME Aluminum Futures	June 24, 2011	66,147	66,167	20
1	LME Aluminum Futures	June 30, 2011	66,104	66,200	96
1	LME Copper Futures	April 27, 2011	235,655	235,487	(168)
1	LME Copper Futures	May 10, 2011	249,117	235,592	(13,525)
1	LME Copper Futures	June 10, 2011	230,005	235,701	5,696

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
7	LME Copper Futures	June 15, 2011	$1,649,824	$1,650,119	$295
1	LME Copper Futures	June 16, 2011	233,630	235,694	2,064
1	LME Copper Futures	June 24, 2011	242,838	235,680	(7,158)

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

1	LME Copper Futures	June 30, 2011	234,880	235,700	820
8	LME Copper Futures	September 21, 2011	1,977,264	1,888,900	(88,364)
31	LME HG Aluminum Futures	June 13, 2011	1,918,277	2,049,682	131,405
37	LME HG Aluminum Futures	September 19, 2011	2,414,469	2,473,218	58,749
1	LME Nickel Futures	May 24, 2011	165,938	156,566	(9,372)
1	LME Nickel Futures	June 15, 2011	171,845	156,594	(15,251)
1	LME Zinc Futures	June 15, 2011	62,130	58,963	(3,167)
1	LME Zinc Futures	September 21, 2011	63,569	59,500	(4,069)
5	SGX MSCI Singapore Index Futures	April 28, 2011	284,444	291,075	6,631
37	MSCI Taiwan Stock Index Futures	April 28, 2011	1,126,404	1,136,270	9,866
101	Natural Gas Futures	June 26, 2011	1,119,437	1,125,644	6,207
157	S&P 500 E-Mini Futures	June 17, 2011	10,162,049	10,369,850	207,801
10	S&P MID 400 E-Mini Futures	June 17, 2011	947,521	987,000	39,479
33	SGX S&P CNX Nifty Index Futures	April 28, 2011	375,726	387,354	11,628
6	Soybean Futures	July 14, 2011	414,897	426,300	11,403
15	Sugar #11 (World Markets) Futures	June 30, 2011	426,009	420,672	(5,337)
15	TOPIX Index Futures	June 9, 2011	1,695,366	1,561,673	(133,693)
17	Wheat Futures	July 14, 2011	720,623	679,363	(41,260)

					824,666

Short Contracts:
1	LME Aluminum Futures	April 13, 2011	(62,124)	(65,553)	(3,429)
2	LME Aluminum Futures	April 26, 2011	(119,016)	(131,325)	(12,309)
2	LME Aluminum Futures	April 27, 2011	(121,090)	(131,345)	(10,255)
1	LME Aluminum Futures	May 3, 2011	(63,420)	(65,730)	(2,310)
1	LME Aluminum Futures	May 10, 2011	(63,245)	(65,798)	(2,553)
1	LME Aluminum Futures	May 17, 2011	(62,620)	(65,865)	(3,245)
1	LME Aluminum Futures	May 24, 2011	(62,620)	(65,907)	(3,287)
1	LME Aluminum Futures	June 10, 2011	(64,495)	(66,070)	(1,575)
4	LME Aluminum Futures	June 16, 2011	(250,825)	(264,497)	(13,672)
6	LME Aluminum Futures	June 17, 2011	(376,471)	(396,777)	(20,306)
3	LME Aluminum Futures	June 22, 2011	(193,110)	(198,470)	(5,360)
1	LME Aluminum Futures	June 24, 2011	(65,945)	(66,167)	(222)
1	LME Aluminum Futures	June 30, 2011	(65,745)	(66,200)	(455)
1	LME Copper Futures	April 27, 2011	(238,320)	(235,487)	2,833
1	LME Copper Futures	May 10, 2011	(247,500)	(235,592)	11,908
1	LME Copper Futures	June 10, 2011	(228,746)	(235,702)	(6,956)
7	LME Copper Futures	June 15, 2011	(1,732,491)	(1,650,119)	82,372
1	LME Copper Futures	June 16, 2011	(232,333)	(235,693)	(3,360)
1	LME Copper Futures	June 24, 2011	(243,570)	(235,680)	7,890
1	LME Copper Futures	June 30, 2011	(235,966)	(235,700)	266
3	LME Copper Futures	September 21, 2011	(699,585)	(708,338)	(8,753)
31	LME HG Aluminum Futures	June 15, 2011	(1,996,599)	(2,049,682)	(53,083)
7	LME HG Aluminum Futures	September 21, 2011	(443,752)	(467,906)	(24,154)
1	LME Nickel Futures	May 24, 2011	(168,757)	(156,566)	12,191
1	LME Nickel Futures	June 15, 2011	(165,895)	(156,594)	9,301
1	LME Zinc Futures	June 15, 2011	(63,124)	(58,963)	4,161

					(44,362)

					$780,304

Cash held as collateral with broker for futures contracts was $3,300,370 at March 31, 2011.

Forward foreign currency exchange contracts outstanding as of March 31, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/15/11	The Royal Bank of Scotland	BRL	7,087,000	$4,175,800	$4,273,361	$97,561

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	253,000	359,649	358,046	(1,603)

See notes to Schedule of Investments.

Consolidated Schedule of Investments

AQR RISK PARITY FUND

March 31, 2011 (Unaudited)

Israeli Shekel, Expiring 06/15/11	The Royal Bank of Scotland	ILS	14,412,000	3,980,662	4,129,290	148,628
Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	28,167,000	343,905	338,785	(5,120)
South Korean Won, Expiring 06/15/11	The Royal Bank of Scotland	KRW	3,821,655,000	3,377,407	3,467,395	89,988
Mexican Peso, Expiring 06/15/11	The Royal Bank of Scotland	MXN	75,257,000	6,196,445	6,284,597	88,152
Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	4,333,000	3,419,030	3,437,907	18,877
Turkish Lira, Expiring 06/15/11	The Royal Bank of Scotland	TRY	4,358,000	2,693,065	2,787,479	94,414
Taiwanese Dollar, Expiring 06/15/11	The Royal Bank of Scotland	TWD	102,631,000	3,497,881	3,495,630	(2,251)
South African Rand, Expiring 06/15/11	The Royal Bank of Scotland	ZAR	15,257,000	2,162,213	2,231,087	68,874

				30,206,057	30,803,577	597,520

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

Brazilian Real, Expiring 06/15/11	The Royal Bank of Scotland	BRL	(186,000)	$(109,670)	$(112,155)	$(2,485)

Euro, Expiring 06/15/11	The Royal Bank of Scotland	EUR	(19,974,000)	(27,762,989)	(28,267,205)	(504,216)

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	(4,814,000)	(7,823,636)	(7,715,013)	108,623

Japanese Yen, Expiring 06/15/11	The Royal Bank of Scotland	JPY	(23,167,000)	(281,818)	(278,646)	3,172

South Korean Won, Expiring 06/15/11	The Royal Bank of Scotland	KRW	(239,363,000)	(211,680)	(217,175)	(5,495)

Singapore Dollar, Expiring 06/15/11	The Royal Bank of Scotland	SGD	(109,000)	(86,025)	(86,483)	(458)

Turkish Lira, Expiring 06/15/11	The Royal Bank of Scotland	TRY	(64,000)	(39,202)	(40,936)	(1,734)

Taiwanese Dollar, Expiring 06/15/11	The Royal Bank of Scotland	TWD	(6,614,000)	(225,811)	(225,274)	537

South African Rand, Expiring 06/15/11	The Royal Bank of Scotland	ZAR	(1,534,000)	(219,437)	(224,322)	(4,885)

				(36,760,268)	(37,167,209)	(406,941)

				$(6,554,211)	$(6,363,632)	$190,579

Money market fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $2,280,388.

BRL — Brazilian Real

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

ZAR — South African Rand

See notes to Schedule of Investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2011 (Unaudited)

		VALUE
	SHARES	(Note 3)
COMMON STOCKS - 96.9%
Consumer Discretionary - 14.9%
Advance Auto Parts, Inc.(a)	3,200	$209,984
Amazon.com, Inc.†	800	144,104
AutoZone, Inc.†	1,500	410,340
BorgWarner, Inc.†(a)	5,900	470,171
Cablevision Systems Corp., Class A	14,400	498,384
CarMax, Inc.†	10,200	327,420
CBS Corp., Class B	30,900	773,736
Chipotle Mexican Grill, Inc.†(a)	1,700	463,029
Clear Channel Outdoor Holdings, Inc., Class A†	9,300	135,315
Coach, Inc.	15,407	801,780
Comcast Corp., Class A	138,800	3,431,136
Dana Holding Corp.†(a)	8,800	153,032
Deckers Outdoor Corp.†(a)	2,300	198,145
Dick's Sporting Goods, Inc.†	4,600	183,908
Dillard's, Inc., Class A(a)	3,700	148,444
DIRECTV, Class A†(a)	37,200	1,740,960
Discovery Communications, Inc., Class A†	3,166	126,323
Dollar Tree, Inc.†	2,500	138,800
Family Dollar Stores, Inc.	1,800	92,376
Foot Locker, Inc.(a)	7,900	155,788
Ford Motor Co.†	6,843	102,029
Fortune Brands, Inc.	1,400	86,646
Fossil, Inc.†	3,300	309,045
Gentex Corp.	2,900	87,725
Genuine Parts Co.	2,800	150,192
Guess?, Inc.	700	27,545
Harley-Davidson, Inc.	7,800	331,422
Hasbro, Inc.	3,200	149,888
HSN, Inc.†(a)	1,300	41,639
Hyatt Hotels Corp., Class A†	2,200	94,688
Interpublic Group of Cos., Inc./The	20,600	258,942
Jarden Corp.	4,300	152,951
Johnson Controls, Inc.	7,200	299,304
Las Vegas Sands Corp.†	17,700	747,294
Lear Corp.	2,800	136,836
Leggett & Platt, Inc.(a)	1,500	36,750
Liberty Global, Inc., Class A†(a)	11,300	467,933
Liberty Media Corp.—Capital, Series A†	3,500	257,845
Liberty Media Corp.—Interactive, Series A†	6,000	96,240
Ltd. Brands, Inc.	14,100	463,608
Macy's, Inc.	3,100	75,206
Mattel, Inc.	5,600	139,608
MGM Resorts International†(a)	4,100	53,915
NetFlix, Inc.†(a)	2,200	522,126
Newell Rubbermaid, Inc.	2,900	55,477
Omnicom Group, Inc.	10,900	534,754
O'Reilly Automotive, Inc.†	5,800	333,268
Panera Bread Co., Class A†	2,400	304,800
PetSmart, Inc.(a)	3,400	139,230
Polo Ralph Lauren Corp.	3,900	482,235
priceline.com, Inc.†	2,526	1,279,268
Ross Stores, Inc.	5,600	398,272
Royal Caribbean Cruises Ltd.†(a)	5,300	218,678
Sally Beauty Holdings, Inc.†(a)	8,500	119,085
Signet Jewelers Ltd. (Bermuda)†	3,900	179,478
Sirius XM Radio, Inc.†(a)	237,400	394,084
Sotheby's	4,100	215,660
Stanley Black & Decker, Inc.	5,400	413,640
Starbucks Corp.	32,434	1,198,436
Starwood Hotels & Resorts Worldwide, Inc.(a)	900	52,308
Tempur-Pedic International, Inc.†(a)	3,900	197,574
Tenneco, Inc.†	3,100	131,595
Tiffany & Co.	1,300	79,872
Time Warner Cable, Inc.	20,900	1,491,006
Tractor Supply Co.	3,500	209,510
TRW Automotive Holdings Corp.†	4,800	264,384
Tupperware Brands Corp.	800	47,768
Ulta Salon Cosmetics & Fragrance, Inc.†	3,600	173,268
Under Armour, Inc., Class A†(a)	2,800	190,540
Viacom, Inc., Class B	2,600	120,952
Virgin Media, Inc.(a)	16,600	461,314
Walt Disney Co./The	4,700	202,523
Williams-Sonoma, Inc.(a)	1,500	60,750
Wynn Resorts Ltd.	3,900	496,275
Yum! Brands, Inc.	21,400	1,099,532

		27,238,088

Consumer Staples—1.7%
Altria Group, Inc.	15,200	395,656
Coca-Cola Enterprises, Inc.	18,423	502,948
Dr Pepper Snapple Group, Inc.	2,700	100,332
Estee Lauder Cos., Inc./The, Class A	6,900	664,884
Green Mountain Coffee Roasters, Inc.†(a)	2,000	129,220
Hansen Natural Corp.†	2,900	174,667
Herbalife Ltd. (Cayman Islands)	1,200	97,632
Hershey Co./The	3,000	163,050
McCormick & Co., Inc.	3,300	157,839
Mead Johnson Nutrition Co.	2,100	121,653
Reynolds American, Inc.	4,900	174,097
Smithfield Foods, Inc.†	1,600	38,496
Whole Foods Market, Inc.	6,100	401,990

		3,122,464

Energy—26.7%
Arch Coal, Inc.	5,600	201,824
Baker Hughes, Inc.	24,100	1,769,663
Berry Petroleum Co., Class A	3,600	181,620
Brigham Exploration Co.†	7,100	263,978
Cameron International Corp.†	11,200	639,520
CARBO Ceramics, Inc.(a)	1,600	225,792
Chesapeake Energy Corp.	34,400	1,153,088
Chevron Corp.	97,300	10,452,939
Cimarex Energy Co.	4,700	541,628
Complete Production Services, Inc.†	4,400	139,964
Concho Resources, Inc./Midland TX†	6,700	718,910
ConocoPhillips(a)	71,200	5,686,032
Continental Resources, Inc./OK†	3,100	221,557
Denbury Resources, Inc.†	18,800	458,720
Devon Energy Corp.	20,500	1,881,285
Dresser-Rand Group, Inc.†	3,600	193,032
Dril-Quip, Inc.†	1,800	142,254
El Paso Corp.	39,400	709,200
Energy XXI Bermuda Ltd. (Bermuda)†	4,500	153,450
FMC Technologies, Inc.†	7,200	680,256
Forest Oil Corp.†(a)	7,300	276,159
Halliburton Co.	43,500	2,168,040
Helmerich & Payne, Inc.	4,800	329,712

See notes to Schedule of Investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)

Energy - 26.7% (continued)
Hess Corp.	15,200	$1,295,192
Holly Corp.	2,900	176,204
Lufkin Industries, Inc.	1,900	177,593
Marathon Oil Corp.	33,900	1,807,209
McDermott International, Inc.†	9,800	248,822
Murphy Oil Corp.	8,800	646,096
Nabors Industries Ltd. (Bermuda)†	12,400	376,712
National Oilwell Varco, Inc.	23,100	1,831,137
Newfield Exploration Co.†	7,000	532,070
Northern Oil and Gas, Inc.†	6,700	178,890
Oil States International, Inc.†	2,600	197,964
Patterson-UTI Energy, Inc.	5,600	164,584
Peabody Energy Corp.(a)	13,100	942,676
Pioneer Natural Resources Co.(a)	6,800	693,056
Rosetta Resources, Inc.†(a)	3,300	156,882
Rowan Cos., Inc.†	4,200	185,556
SandRidge Energy, Inc.†	16,000	204,800
Schlumberger Ltd.	69,300	6,462,918
SM Energy Co.	4,100	304,179
Sunoco, Inc.	6,500	296,335
Superior Energy Services, Inc.†	3,800	155,800
Tesoro Corp.†	7,300	195,859
Tidewater, Inc.	2,900	173,565
Valero Energy Corp.	26,500	790,230
Whiting Petroleum Corp.†	7,800	572,910
Williams Cos., Inc./The	26,900	838,742

		48,794,604

Financials—5.5%
Alexandria Real Estate Equities, Inc. REIT	600	46,782
Alleghany Corp.(a)	102	33,760
American Campus Communities, Inc. REIT	900	29,700
American Capital Ltd.†(a)	17,800	176,220
American Express Co.	2,600	117,520
American International Group, Inc.†(a)	1,400	49,196
Ameriprise Financial, Inc.	14,200	867,336
Arch Capital Group Ltd. (Bermuda)†	1,400	138,866
Ares Capital Corp.	3,600	60,840
AvalonBay Communities, Inc. REIT	4,900	588,392
BGC Partners, Inc., Class A(a)	14,300	132,847
Boston Properties, Inc. REIT(a)	3,300	313,005
Brookfield Properties Corp.	4,600	81,512
CB Richard Ellis Group, Inc., Class A†	12,300	328,410
CIT Group, Inc.†	1,600	68,080
City National Corp./CA(a)	500	28,525
Discover Financial Services	19,100	460,692
Douglas Emmett, Inc. REIT	8,500	159,375
Entertainment Properties Trust REIT(a)	1,000	46,820
Equity Residential REIT	16,600	936,406
Erie Indemnity Co., Class A	1,200	85,332
Fifth Third Bancorp	8,500	117,980
Forest City Enterprises, Inc., Class A†(a)	7,500	141,225
General Growth Properties, Inc. REIT	8,500	131,580
Hartford Financial Services Group, Inc.	2,700	72,711
HCP, Inc. REIT	4,700	178,318
Home Properties, Inc. REIT(a)	1,100	64,845
Host Hotels & Resorts, Inc. REIT	15,000	264,150
Jones Lang LaSalle, Inc.	2,100	209,454
Kimco Realty Corp. REIT(a)	2,100	38,514
M&T Bank Corp.(a)	800	70,776
Macerich Co./The REIT(a)	3,002	148,689
Mid-America Apartment Communities, Inc. REIT(a)	1,800	115,560
NASDAQ OMX Group, Inc./The†	6,900	178,296
New York Community Bancorp, Inc.(a)	8,300	143,258
ProLogis REIT	4,100	65,518
Prudential Financial, Inc.	3,100	190,898
Public Storage REIT	900	99,819
Rayonier, Inc. REIT	1,500	93,465
Realty Income Corp. REIT(a)	1,000	34,950
SEI Investments Co.	5,100	121,788
Simon Property Group, Inc. REIT(a)	11,400	1,221,624
SL Green Realty Corp. REIT	2,500	188,000
SLM Corp.†	4,600	70,380
Taubman Centers, Inc. REIT	1,700	91,086
UDR, Inc. REIT	7,900	192,523
Unum Group	5,400	141,750
Ventas, Inc. REIT	2,100	114,030
Vornado Realty Trust REIT(a)	1,500	131,250
Weingarten Realty Investors REIT(a)	5,400	135,324
Weyerhaeuser Co. REIT	21,900	538,740

		10,056,117

Health Care—2.3%
Agilent Technologies, Inc.†	2,200	98,516
Alexion Pharmaceuticals, Inc.†(a)	5,100	503,268
AmerisourceBergen Corp.	8,100	320,436
BioMarin Pharmaceutical, Inc.†(a)	4,400	110,572
Brookdale Senior Living, Inc.†	6,500	182,000
Cardinal Health, Inc.	5,300	217,989
Catalyst Health Solutions, Inc.†	800	44,744
Cooper Cos., Inc./The	1,500	104,175
Dendreon Corp.†	1,767	66,139
Edwards Lifesciences Corp.†	2,900	252,300
Endo Pharmaceuticals Holdings, Inc.†	3,500	133,560
Health Net, Inc.†	1,900	62,130
Hill-Rom Holdings, Inc.	3,500	132,930
HMS Holdings Corp.†(a)	1,900	155,515
Humana, Inc.†	6,700	468,598
Illumina, Inc.†(a)	7,500	525,525
Incyte Corp. Ltd.†(a)	8,500	134,725
McKesson Corp.	1,800	142,290
Mylan, Inc./PA†	5,800	131,486
Perrigo Co.(a)	800	63,616
SXC Health Solutions Corp.†	1,500	82,200
Varian Medical Systems, Inc.†	3,000	202,920
Watson Pharmaceuticals, Inc.†	2,900	162,429

		4,298,063

Industrials—11.9%
Acuity Brands, Inc.(a)	2,600	152,074
AGCO Corp.†	2,900	159,413
Amerco, Inc.†(a)	1,900	184,300
AMETEK, Inc.	6,400	280,768
Bucyrus International, Inc.	1,900	173,755
Caterpillar, Inc.	31,900	3,552,065
CNH Global NV (Netherlands)†	2,500	121,375

See notes to Schedule of Investments.

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Industrials - 11.9% (continued)
Cooper Industries PLC	9,100	$590,590
CSX Corp.	19,600	1,540,560
Cummins, Inc.	10,000	1,096,200
Deere & Co.	20,600	1,995,934
Donaldson Co., Inc.	2,700	165,483
Dover Corp.	11,600	762,584
Eaton Corp.	13,500	748,440
Emerson Electric Co.	9,000	525,870
Expeditors International of Washington, Inc.	2,000	100,280
Fastenal Co.(a)	5,300	343,599
Fluor Corp.(a)	1,900	139,954
Gardner Denver, Inc.	2,100	163,863
Genesee & Wyoming, Inc., Class A†	2,300	133,860
Goodrich Corp.	2,100	179,613
Hertz Global Holdings, Inc.†	10,700	167,241
Honeywell International, Inc.	6,700	400,057
IHS, Inc., Class A†	900	79,875
Joy Global, Inc.	5,000	494,050
Kansas City Southern†	3,600	196,020
KBR, Inc.	3,900	147,303
Navistar International Corp.†(a)	2,500	173,325
Nordson Corp.(a)	1,600	184,096
Norfolk Southern Corp.	3,600	249,372
PACCAR, Inc.	3,000	157,050
Pall Corp.	3,100	178,591
Parker Hannifin Corp.	8,200	776,376
Precision Castparts Corp.	400	58,872
Rockwell Automation, Inc.	8,900	842,385
Roper Industries, Inc.(a)	4,600	397,716
Stericycle, Inc.†	4,800	425,616
Textron, Inc.(a)	1,400	38,346
Timken Co.	3,700	193,510
TransDigm Group, Inc.†	2,000	167,660
Union Pacific Corp.	25,100	2,468,083
United Parcel Service, Inc., Class B	1,300	96,616
WABCO Holdings, Inc.†	2,900	178,756
WESCO International, Inc.†(a)	2,800	175,000
Woodward, Inc.	3,200	110,592
WW Grainger, Inc.	2,700	371,736

		21,838,824

Information Technology—25.8%
Acme Packet, Inc.†	3,400	241,264
ADTRAN, Inc.	3,300	140,118
Advanced Micro Devices, Inc.†(a)	7,100	61,060
Akamai Technologies, Inc.†	1,400	53,200
Alliance Data Systems Corp.†(a)	1,800	154,602
Altera Corp.(a)	21,600	950,832
Amphenol Corp., Class A	6,300	342,657
Analog Devices, Inc.	9,200	362,296
Apple, Inc.†	45,557	15,874,337
Ariba, Inc.†(a)	5,100	174,114
Aruba Networks, Inc.†	6,900	233,496
Atheros Communications, Inc.†	900	40,185
Atmel Corp.†	30,400	414,352
Autodesk, Inc.†(a)	11,000	485,210
Broadcom Corp., Class A	5,300	208,714
Ciena Corp.†	7,500	194,700
Citrix Systems, Inc.†	10,200	749,292
Cognizant Technology Solutions Corp., Class A†	17,400	1,416,360
Compuware Corp.†	10,300	118,965
Concur Technologies, Inc.†(a)	700	38,815
Cree, Inc.†(a)	1,985	91,627
Cypress Semiconductor Corp.†	6,900	133,722
EMC Corp./Massachusetts†	92,900	2,466,495
F5 Networks, Inc.†	5,466	560,648
Factset Research Systems, Inc.(a)	1,300	136,149
Fairchild Semiconductor International, Inc.†	7,700	140,140
Fidelity National Information Services, Inc.	6,800	222,292
Finisar Corp.†	8,200	201,720
Fortinet, Inc.†	3,800	167,200
Gartner, Inc.†(a)	1,600	66,672
Harris Corp.(a)	600	29,760
IAC/InterActiveCorp†	6,700	206,963
Informatica Corp.†	4,500	235,035
Intuit, Inc.†	16,900	897,390
Jabil Circuit, Inc.	8,500	173,655
JDS Uniphase Corp.†(a)	16,700	348,028
Juniper Networks, Inc.†	25,600	1,077,248
KLA-Tencor Corp.	7,400	350,538
Lam Research Corp.†	5,300	300,298
Lexmark International, Inc., Class A†	2,000	74,080
Maxim Integrated Products, Inc.	12,200	312,320
Microchip Technology, Inc.	4,700	178,647
MICROS Systems, Inc.†	3,700	182,891
Motorola Solutions, Inc.†	12,800	572,032
NCR Corp.†	7,900	148,836
NetApp, Inc.†	20,600	992,508
Netlogic Microsystems, Inc.†(a)	3,900	163,878
Novellus Systems, Inc.†	7,800	289,614
ON Semiconductor Corp.†	18,200	179,634
Parametric Technology Corp.†(a)	5,300	119,197
Polycom, Inc.†	3,600	186,660
QUALCOMM, Inc.	90,100	4,940,183
Quest Software, Inc.†	7,300	185,347
Rackspace Hosting, Inc.†(a)	4,700	201,395
Red Hat, Inc.†	10,600	481,134
RF Micro Devices, Inc.†(a)	16,200	103,842
Riverbed Technology, Inc.†	2,900	109,185
Rovi Corp.†(a)	6,900	370,185
Salesforce.com, Inc.†	6,400	854,912
SanDisk Corp.†	13,300	612,997
Skyworks Solutions, Inc.†(a)	17,000	551,140
Solera Holdings, Inc.	1,300	66,430
SuccessFactors, Inc.†(a)	4,900	191,541
Teradata Corp.†	9,600	486,720
Teradyne, Inc.†	9,800	174,538
Texas Instruments, Inc.	54,100	1,869,696
TIBCO Software, Inc.†	9,500	258,875
Trimble Navigation Ltd.†	4,900	247,646
TriQuint Semiconductor, Inc.†	10,400	134,264
Varian Semiconductor Equipment Associates, Inc.†	3,600	175,212
Veeco Instruments, Inc.†(a)	3,000	152,520
VeriFone Systems, Inc.†(a)	4,500	247,275
VeriSign, Inc.	7,400	267,954
Vishay Intertechnology, Inc.†(a)	8,200	145,468
VMware, Inc., Class A†	5,400	440,316
Xerox Corp.	14,100	150,165
Xilinx, Inc.	9,000	295,200

See notes to Schedule of Investments

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Information Technology - 25.8% (continued)
Zebra Technologies Corp., Class A†	3,200	$125,568

		47,300,154

Materials—4.6%
Albemarle Corp.	4,000	239,080
Allegheny Technologies, Inc.(a)	1,500	101,580
Allied Nevada Gold Corp.†(a)	6,500	230,620
Ball Corp.	5,400	193,590
CF Industries Holdings, Inc.	3,300	451,407
Cliffs Natural Resources, Inc.	7,300	717,444
Coeur d'Alene Mines Corp.†	5,200	180,856
Compass Minerals International, Inc.(a)	500	46,765
Crown Holdings, Inc.†	4,500	173,610
Cytec Industries, Inc.	2,600	141,362
Eastman Chemical Co.	2,800	278,096
EI du Pont de Nemours & Co.	48,000	2,638,560
FMC Corp.	2,500	212,325
Hecla Mining Co.†	6,100	55,388
Huntsman Corp.(a)	8,300	144,254
International Flavors & Fragrances, Inc.	1,800	112,140
Lubrizol Corp.	556	74,482
MeadWestvaco Corp.	5,200	157,716
Mosaic Co./The	7,900	622,125
PPG Industries, Inc.	9,500	904,495
Rockwood Holdings, Inc.†	1,200	59,064
Solutia, Inc.†	6,500	165,100
Stillwater Mining Co.†	5,700	130,701
Titanium Metals Corp.†(a)	2,900	53,882
Walter Energy, Inc.	1,300	176,059
WR Grace & Co.†	3,700	141,673

		8,402,374

Telecommunication Services—3.0%
Crown Castle International Corp.†	3,000	127,650
MetroPCS Communications, Inc.†(a)	9,600	155,904
NII Holdings, Inc.†	3,600	150,012
Verizon Communications, Inc.	125,100	4,821,354
Windstream Corp.(a)	14,000	180,180

		5,435,100

Utilities—0.5%
American Water Works Co., Inc.	2,800	78,540
Aqua America, Inc.(a)	1,600	36,624
CMS Energy Corp.(a)	2,100	41,244
Energen Corp.	2,800	176,736
National Fuel Gas Co.	2,400	177,600
Nicor, Inc.	800	42,960
Northeast Utilities	1,300	44,980
NSTAR	2,700	124,929
OGE Energy Corp.	1,900	96,064
Oneok, Inc.	2,000	133,760

		953,437

TOTAL COMMON STOCKS (Cost $158,595,186)		177,439,225

MONEY MARKET FUND - 9.0%
J.P. Morgan Prime Money Market Fund—Capital Shares,0.130% (2)(b) (Cost $16,351,548)	16,351,548	$16,351,548

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN—3.9%

J.P. Morgan Prime Money Market Fund—Capital Shares,0.130% (2)(b)(c) (Cost $7,185,364)	7,185,364	7,185,364

TOTAL INVESTMENTS—109.8% (Cost $182,132,098)		200,976,137

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8%) (d)		(18,008,813)

NET ASSETS—100.0%		$182,967,324

†       Non income-producing security.

(a)	All or a portion of the security on loan. The aggregate market value of such securities is $7,026,842; cash collateral of $7,185,364 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 31, 2011.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation on futures contracts.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, unless noted otherwise in parentheses.

(2)    Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT—Real Estate Investment Trust

See notes to Schedule of Investments

Schedule of Investments

AQR MOMENTUM FUND

March 31, 2011 (Unaudited)

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION
Long Contracts:
65	S&P 500 E-Mini Futures	June 17, 2011	$4,267,683	$4,293,250	$25,567

Cash held as collateral with broker for futures contracts was $490,180 at March 31, 2011.

See notes to Schedule of Investments

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS - 97.4%
Consumer Discretionary - 11.5%
A. H. Belo Corp., Class A †	3,400	$28,424
Aaron’s, Inc.	14,800	375,328
AFC Enterprises, Inc. †	3,700	55,981
American Axle & Manufacturing Holdings, Inc. †	14,300	180,037
Amerigon, Inc. †(a)	2,700	41,229
Arbitron, Inc.	5,700	228,171
Arctic Cat, Inc. †	2,900	45,095
Asbury Automotive Group, Inc. †	6,900	127,581
Ascent Media Corp., Class A †	2,100	102,585
Ballantyne Strong, Inc. †	2,500	17,925
Biglari Holdings, Inc. †	121	51,249
BJ’s Restaurants, Inc. †(a)	4,700	184,851
Bon-Ton Stores, Inc./The †(a)	2,900	44,950
Cabela’s, Inc. †	8,400	210,084
Caribou Coffee Co., Inc. †	4,700	47,799
Casual Male Retail Group, Inc. †	4,600	22,586
Coinstar, Inc. †(a)	6,600	303,072
Collectors Universe	2,700	38,259
Cost Plus, Inc. †	5,000	49,100
CPI Corp.	2,500	56,275
CROCS, Inc. †	19,700	351,448
Cumulus Media, Inc., Class A †	7,800	33,852
Dana Holding Corp. †	4,800	83,472
Denny’s Corp. †(a)	12,400	50,344
DineEquity, Inc. †	3,200	175,936
Domino’s Pizza, Inc. †	3,200	58,976
Dorman Products, Inc. †	2,832	119,199
DSW, Inc., Class A †(a)	4,711	188,252
Einstein Noah Restaurant Group, Inc.	1,200	19,536
Exide Technologies †	18,800	210,184
Finish Line, Inc./The, Class A	4,200	83,370
Gaylord Entertainment Co. †	2,000	69,360
Geeknet, Inc. †	1,600	42,560
G-III Apparel Group Ltd. †(a)	3,400	127,772
Global Sources Ltd. (Bermuda) †	2,900	33,727
Global Traffic Network, Inc. †	3,200	39,904
Group 1 Automotive, Inc. (a)	4,600	196,880
Helen of Troy Ltd. (Bermuda) †	3,200	94,080
Hibbett Sports, Inc. †(a)	2,400	85,944
Iconix Brand Group, Inc. †	16,800	360,864
iRobot Corp. †	4,100	134,849
Jakks Pacific, Inc. †(a)	6,100	118,035
Journal Communications, Inc., Class A †	5,400	32,400
K12, Inc. †	6,800	229,160
Kenneth Cole Productions, Inc., Class A †	1,900	24,643
Kid Brands, Inc. †	3,000	22,050
Kingold Jewelry, Inc. (China) †	8,100	19,845
Krispy Kreme Doughnuts, Inc. †	12,000	84,480
Libbey, Inc. †	4,300	70,950
Life Time Fitness, Inc. †	9,400	350,714
Lifetime Brands, Inc. †	1,400	21,000
Lithia Motors, Inc., Class A	6,100	88,938
Mac-Gray Corp.	2,000	32,260
Maidenform Brands, Inc. †(a)	2,000	57,140
Modine Manufacturing Co. †	9,600	154,944
Monarch Casino & Resort, Inc. †	600	6,240
Monro Muffler Brake, Inc.	6,700	220,966
Morgans Hotel Group Co. †	6,200	60,760
Motorcar Parts of America, Inc. †	4,300	60,114
Peet’s Coffee & Tea, Inc. †(a)	2,100	100,989
Penske Automotive Group, Inc. †	9,000	180,180
Perry Ellis International, Inc. †	1,500	41,280
Pier 1 Imports, Inc. †	26,300	266,945
Pinnacle Entertainment, Inc. †	12,000	163,440
PRIMEDIA, Inc.	5,400	26,298
Quiksilver, Inc. †(a)	8,500	37,570
RC2 Corp. †	3,400	95,540
Retail Ventures, Inc. †	1,700	29,325
RG Barry Corp. (a)	1,400	18,326
Saks, Inc. †(a)	39,100	442,221
Select Comfort Corp. †	11,800	142,308
Shoe Carnival, Inc. †	1,800	50,490
Shutterfly, Inc. †	6,023	315,364
Sinclair Broadcast Group, Inc., Class A	11,700	146,718
Sonic Automotive, Inc., Class A	8,000	112,080
Standard Motor Products, Inc.	1,900	26,277
Steinway Musical Instruments, Inc. †	800	17,768
Steven Madden Ltd. †	5,391	253,000
Stoneridge, Inc. †	4,300	62,866
Sturm, Ruger & Co., Inc.	3,600	82,692
Texas Roadhouse, Inc.	4,200	71,358
Timberland Co./The, Class A †	9,000	371,610
Tuesday Morning Corp. †	6,500	31,850
U.S. Auto Parts Network, Inc. †	2,500	21,750
Ulta Salon Cosmetics & Fragrance, Inc. †	3,100	149,203
Unifi, Inc. †	3,700	62,900
Valuevision Media, Inc., Class A †	7,900	50,244
Vitamin Shoppe, Inc. †	4,300	145,469

		9,941,790

Consumer Staples - 3.0%
Andersons, Inc./The	4,000	194,880
B&G Foods, Inc.	8,400	157,668
Boston Beer Co., Inc., Class A†	1,800	166,716
Cal-Maine Foods, Inc. (a)	2,000	59,000
Casey’s General Stores, Inc.	8,000	312,000
Craft Brewers Alliance, Inc. †(a)	3,700	33,707
Darling International, Inc. †	23,900	367,343
Diamond Foods, Inc. (a)	2,200	122,760
Elizabeth Arden, Inc. †	4,600	138,046
Fresh Del Monte Produce, Inc.	7,400	193,214
Hain Celestial Group, Inc./The †(a)	10,100	326,028
Ingles Markets, Inc., Class A	1,900	37,639
Inter Parfums, Inc.	1,700	31,467
John B. Sanfilippo & Son, Inc. †	1,000	11,700
Limoneira Co.	1,200	28,440
MGP Ingredients, Inc.	1,000	8,720
Omega Protein Corp. †	4,900	66,101
Pricesmart, Inc.	3,300	120,912
Schiff Nutrition International, Inc.	4,300	39,173
Star Scientific, Inc. †	15,800	71,732
WD-40 Co.	1,500	63,510

		2,550,756

Energy - 9.3%
Abraxas Petroleum Corp. †(a)	24,300	142,155
Apco Oil and Gas International, Inc.	300	25,728
Approach Resources, Inc. †	6,500	218,400
Basic Energy Services, Inc. †	3,700	94,387
Bristow Group, Inc. †	2,500	118,250

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Energy - 9.3% (continued)
Bronco Drilling Co., Inc. †	5,900	$66,670
Callon Petroleum Co. †	9,300	72,261
Carrizo Oil & Gas, Inc. †	8,900	328,677
Cheniere Energy, Inc. †(a)	15,700	146,167
Clayton Williams Energy, Inc. †	1,200	126,840
Complete Production Services, Inc. †	2,900	92,249
Crosstex Energy, Inc.	6,100	60,695
CVR Energy, Inc. †	8,200	189,912
Dawson Geophysical Co. †	2,100	92,148
Double Eagle Petroleum Co. †	4,800	43,680
Enbridge Energy Management LLC	1,833	115,277
Endeavour International Corp. †	5,800	73,660
Energy Partners Ltd. †	6,800	122,400
Energy XXI Bermuda Ltd. (Bermuda) †	2,300	78,430
Evolution Petroleum Corp. †(a)	5,400	42,120
Frontier Oil Corp.	3,700	108,484
FX Energy, Inc. †	13,900	116,204
Georesources, Inc. †	4,700	146,969
Global Industries Ltd. †	19,400	189,926
Golar LNG Ltd. (Bermuda)	5,400	138,132
Green Plains Renewable Energy, Inc. †(a)	2,300	27,646
Gulf Island Fabrication, Inc.	2,600	83,642
Gulfmark Offshore, Inc., Class A †	4,100	182,491
Gulfport Energy Corp. †(a)	6,100	220,515
Harvest Natural Resources, Inc. †	7,400	112,776
Hornbeck Offshore Services, Inc. †	4,000	123,400
Hyperdynamics Corp. †	10,100	46,662
International Coal Group, Inc. †	11,000	124,300
James River Coal Co. †	5,300	128,101
Knightsbridge Tankers Ltd. (Bermuda) (a)	6,900	172,776
Kodiak Oil & Gas Corp.†	43,600	292,120
Lufkin Industries, Inc.	3,500	327,145
Magnum Hunter Resources Corp. †(a)	12,800	109,696
McMoRan Exploration Co. †	2,900	51,359
Miller Petroleum, Inc. †(a)	5,300	26,500
Mitcham Industries, Inc. †	2,400	32,760
Newpark Resources, Inc. †	16,500	129,690
Northern Oil and Gas, Inc. †(a)	3,100	82,770
OYO Geospace Corp. †	1,100	108,438
Petroleum Development Corp. †	4,900	235,249
Petroquest Energy, Inc. †	10,800	101,088
Pioneer Drilling Co. †	9,500	131,100
Resolute Energy Corp. †	5,800	105,212
Rosetta Resources, Inc. †	4,500	213,930
Ship Finance International Ltd. (Bermuda)	2,200	45,606
Stone Energy Corp. †	10,600	353,722
Swift Energy Co. †	9,200	392,656
Tesco Corp. (Canada) †	5,800	127,310
Uranerz Energy Corp. †	24,600	78,474
Uranium Energy Corp. †	23,700	94,563
Uranium Resources, Inc. †	32,800	68,224
VAALCO Energy, Inc. †	12,800	99,328
Vantage Drilling Co. †	41,500	74,700
Venoco, Inc. †	4,400	75,196
W&T Offshore, Inc.	8,500	193,715
Warren Resources, Inc. †(a)	17,600	89,584
Western Refining, Inc. †(a)	10,900	184,755

		7,997,020

Financials - 11.2%
American Equity Investment Life Holding Co.	7,200	$94,464
Ameris Bancorp †	2,301	23,378
Amtrust Financial Services, Inc.	4,600	87,722
Argo Group International Holdings Ltd. (Bermuda)	500	16,520
Arlington Asset Investment Corp., Class A (a)	2,400	73,056
Ashford Hospitality Trust, Inc. REIT	12,600	138,852
Associated Estates Realty Corp. REIT	8,100	128,628
Bancorp Rhode Island, Inc.	600	18,522
Bank of the Ozarks, Inc. (a)	1,900	83,049
BGC Partners, Inc., Class A	12,300	114,267
BlackRock Kelso Capital Corp. (a)	8,700	88,131
Capital Southwest Corp. (a)	200	18,306
Cardinal Financial Corp.	3,800	44,308
Cathay General Bancorp	16,600	283,030
Center Financial Corp. †	7,200	52,848
Citizens & Northern Corp.	1,100	18,491
CNA Surety Corp. †	2,300	58,098
Colonial Properties Trust REIT	18,100	348,425
Community Bank System, Inc. (a)	1,200	29,124
Credit Acceptance Corp. †	500	35,480
Danvers Bancorp, Inc.	1,300	27,846
DiamondRock Hospitality Co. REIT	5,900	65,903
Dollar Financial Corp. †	8,000	166,000
Eagle Bancorp, Inc. †	1,300	18,265
Education Realty Trust, Inc. REIT	16,400	131,692
Employers Holdings, Inc.	6,100	126,026
Encore Capital Group, Inc. †	3,274	77,561
Enstar Group Ltd. (Bermuda) †	500	49,940
Enterprise Financial Services Corp.	1,500	21,105
Epoch Holding Corp.	2,000	31,560
Extra Space Storage, Inc. REIT	17,100	354,141
Ezcorp, Inc., Class A †	9,500	298,205
FBL Financial Group, Inc., Class A	2,400	73,728
Federal Agricultural Mortgage Corp., Class C	3,100	59,241
FelCor Lodging Trust, Inc. REIT †	20,900	128,117
Financial Institutions, Inc.	1,300	22,750
First Cash Financial Services, Inc. †	5,300	204,580
First Industrial Realty Trust, Inc. REIT †	14,200	168,838
First Merchants Corp.	3,700	30,599
First Potomac Realty Trust REIT (a)	5,100	80,325
FNB Corp./PA (a)	20,900	220,286
FPIC Insurance Group, Inc. †	2,200	83,380
Gladstone Capital Corp.	8,500	96,135
Gladstone Commercial Corp. REIT	3,400	62,016
Gladstone Investment Corp.	5,200	40,352
Glimcher Realty Trust REIT	22,700	209,975
Global Indemnity PLC (Ireland) †	1,500	32,970
Gramercy Capital Corp./New York REIT †	14,400	61,056
Greenlight Capital Re Ltd., Class A (Cayman Islands) †	1,500	42,315
Hersha Hospitality Trust REIT	34,800	206,712
HFF, Inc., Class A †	6,200	93,248
Horace Mann Educators Corp.	5,600	94,080
Infinity Property & Casualty Corp.	2,200	130,878
Internet Capital Group, Inc. †	7,100	100,820
INTL FCStone, Inc. †	1,500	38,130

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Financials - 11.2% (continued)
Ladenburg Thalmann Financial Services, Inc. †	13,100	$15,065
Lexington Realty Trust REIT	26,500	247,775
Main Street Capital Corp.	3,600	66,420
MarketAxess Holdings, Inc.	6,282	152,025
Marlin Business Services Corp. †	700	8,638
MCG Capital Corp. (a)	19,500	126,750
Meadowbrook Insurance Group, Inc. (a)	6,500	67,275
Medical Properties Trust, Inc. REIT	3,100	35,867
Meridian Interstate Bancorp, Inc. †(a)	500	7,025
Monmouth Real Estate Investment Corp., Class A REIT	3,200	26,272
MVC Capital, Inc.	4,300	58,996
National Financial Partners Corp. †	3,200	47,200
National Health Investors, Inc. REIT	500	23,960
Nelnet, Inc., Class A	800	17,464
NewStar Financial, Inc. †(a)	6,100	66,612
NGP Capital Resources Co.	1,800	17,352
OneBeacon Insurance Group Ltd., Class A (a)	7,300	98,769
Oppenheimer Holdings, Inc., Class A (Non-Voting)	1,100	36,861
PennantPark Investment Corp.	10,774	128,426
Pennsylvania Real Estate Investment Trust REIT	4,900	69,923
Peoples Bancorp, Inc./OH (a)	200	2,404
Portfolio Recovery Associates, Inc. †	3,600	306,468
Post Properties, Inc. REIT	10,300	404,275
Provident Financial Services, Inc.	4,600	68,080
Ramco-Gershenson Properties Trust REIT	4,200	52,626
S&T Bancorp, Inc.	2,400	51,768
Safeguard Scientifics, Inc. †	4,500	91,575
Safety Insurance Group, Inc.	2,700	124,497
Saul Centers, Inc. REIT	1,000	44,550
Southwest Bancorp, Inc./OK †	3,700	52,503
Strategic Hotels & Resorts, Inc. REIT †	35,600	229,620
Sun Communities, Inc. REIT	2,809	100,141
Taylor Capital Group, Inc. †(a)	700	7,357
Texas Capital Bancshares, Inc. †	7,600	197,524
Thomas Properties Group, Inc. †	3,800	12,730
TICC Capital Corp.	9,000	97,830
TowneBank/VA (a)	1,800	28,188
Triangle Capital Corp.	5,000	90,300
United Financial Bancorp, Inc.	1,900	31,369
United Fire & Casualty Co.	1,100	22,231
Urstadt Biddle Properties, Inc., Class A REIT	3,900	74,178
U-Store-It Trust REIT	15,900	167,268
Virginia Commerce Bancorp, Inc. †(a)	4,500	25,830
Virtus Investment Partners, Inc. †(a)	1,300	76,596
Washington Banking Co.	1,200	16,920
Webster Financial Corp.	3,300	70,719
WesBanco, Inc.	3,600	74,556
West Coast Bancorp/OR †	19,100	66,277
Western Alliance Bancorp †	11,600	95,352
World Acceptance Corp. †(a)	3,100	202,120
WSFS Financial Corp.	1,400	65,940

		9,673,941

Health Care - 11.4%
ABIOMED, Inc. †	2,500	36,325
Accuray, Inc. †	11,800	$106,554
Achillion Pharmaceuticals, Inc. †	9,800	70,070
Air Methods Corp. †	2,000	134,500
Akorn, Inc. †	13,900	80,203
Align Technology, Inc. †	2,600	53,248
Analogic Corp.	1,500	84,825
Ardea Biosciences, Inc. †	3,000	86,070
Ariad Pharmaceuticals, Inc. †	28,900	217,328
Arqule, Inc. †(a)	4,500	32,220
ArthroCare Corp. †	1,800	60,012
Assisted Living Concepts, Inc., Class A †	500	19,570
AtriCure, Inc. †	2,400	27,312
AVANIR Pharmaceuticals, Inc., Class A †(a)	25,400	103,632
AVI BioPharma, Inc. †	17,800	33,286
BSD Medical Corp. †	6,700	30,016
Caliper Life Sciences, Inc. †	11,700	79,092
Capital Senior Living Corp. †	5,700	60,534
Cepheid, Inc. †	12,600	353,052
Chemed Corp.	1,700	113,237
Cleveland BioLabs, Inc. †	8,400	63,000
Columbia Laboratories, Inc. †	14,000	52,780
Computer Programs & Systems, Inc.	1,700	109,276
Corcept Therapeutics, Inc. †	9,300	39,525
Corvel Corp. †	1,200	63,816
Cyberonics, Inc. †	5,300	168,593
Cytori Therapeutics, Inc. †(a)	3,000	23,490
Delcath Systems, Inc. †(a)	3,900	28,743
Depomed, Inc. †	15,100	151,604
DexCom, Inc. †	12,900	200,208
Dionex Corp. †	2,100	247,905
Dynavax Technologies Corp. †(a)	24,900	68,724
Endologix, Inc. †	10,000	67,800
Ensign Group, Inc./The	3,200	102,176
Exelixis, Inc. †	27,200	307,360
Five Star Quality Care, Inc. †	8,600	69,918
Genomic Health, Inc. †	3,300	81,180
Hanger Orthopedic Group, Inc. †	6,500	169,195
Healthspring, Inc. †	3,000	112,110
HealthStream, Inc. †	3,800	29,412
HMS Holdings Corp. †	1,800	147,330
Idenix Pharmaceuticals, Inc. †(a)	7,300	24,236
Impax Laboratories, Inc. †	3,200	81,440
Inhibitex, Inc. †	16,000	57,920
Insulet Corp. †(a)	1,600	32,992
ISTA Pharmaceuticals, Inc. †	6,000	60,780
Jazz Pharmaceuticals, Inc. †(a)	3,800	121,030
Keryx Biopharmaceuticals, Inc. †	14,200	71,000
Kindred Healthcare, Inc. †	8,900	212,532
KV Pharmaceutical Co., Class A †	9,600	57,504
Lexicon Pharmaceuticals, Inc. †	39,500	66,360
MAKO Surgical Corp. †	7,600	183,920
MedCath Corp. †	4,000	55,800
Medicines Co./The †	12,100	197,109
Medidata Solutions, Inc. †	4,300	109,951
Medivation, Inc. †	8,000	149,120
Merge Healthcare, Inc. †	12,300	60,024
Metropolitan Health Networks, Inc. †	10,400	49,192
Molina Healthcare, Inc. †	2,100	84,000
MWI Veterinary Supply, Inc. †	3,400	274,312
Nabi Biopharmaceuticals †	6,200	36,022

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Health Care - 11.4% (continued)
Neogen Corp. †	4,400	$182,072
Neoprobe Corp. †	18,500	73,075
Neurocrine Biosciences, Inc. †	10,500	79,695
NPS Pharmaceuticals, Inc. †	14,300	136,851
NxStage Medical, Inc. †	8,100	178,038
OPKO Health, Inc. †(a)	31,700	118,241
Pain Therapeutics, Inc. †	8,000	76,480
Palomar Medical Technologies, Inc. †	3,800	56,430
Par Pharmaceutical Cos., Inc. †	1,400	43,512
Parexel International Corp. †	1,600	39,840
PDI, Inc. †	700	5,677
Pharmacyclics, Inc. †	3,300	19,437
Pharmasset, Inc. †	6,500	511,615
pSivida Corp. †	2,200	8,624
Questcor Pharmaceuticals, Inc. †(a)	12,300	177,243
Raptor Pharmaceutical Corp. †	8,200	28,290
Rural/Metro Corp. †	3,800	64,752
Sangamo Biosciences, Inc. †	11,800	98,294
SIGA Technologies, Inc. †(a)	8,000	96,800
Skilled Healthcare Group, Inc., Class A †	4,600	66,194
Solta Medical, Inc. †	9,400	31,020
SonoSite, Inc. †	1,600	53,312
Spectrum Pharmaceuticals, Inc. †	9,200	81,788
Staar Surgical Co. †	6,700	37,319
Sunrise Senior Living, Inc. †	10,700	127,651
Targacept, Inc. †	5,300	140,927
Theravance, Inc. †	13,600	329,392
Transcend Services, Inc. †	1,800	43,200
Universal American Corp.	4,400	100,804
Uroplasty, Inc. †	5,600	37,016
ViroPharma, Inc. †	18,600	370,140
Volcano Corp. †	1,800	46,080
Zalicus, Inc. †	24,200	58,564
ZIOPHARM Oncology, Inc. †	4,200	26,250
Zoll Medical Corp. †	4,600	206,126

		9,821,224

Industrials - 19.0%
3D Systems Corp. †	4,800	233,040
A. O. Smith Corp.	1,900	84,246
AAON, Inc. (a)	3,000	98,700
Acacia Research - Acacia Technologies †	6,226	213,054
Aceto Corp.	7,400	58,978
Active Power, Inc. †	23,400	69,030
Actuant Corp., Class A	5,700	165,300
Advisory Board Co./The †	3,600	185,400
Air Transport Services Group, Inc. †	14,200	119,990
Aircastle Ltd.	9,900	119,493
Alamo Group, Inc.	2,100	57,645
Alexander & Baldwin, Inc.	6,800	310,420
Altra Holdings, Inc. †	6,600	155,892
Amerco, Inc. †	1,300	126,100
American Railcar Industries, Inc. †	2,000	49,920
Applied Industrial Technologies, Inc.	7,300	242,798
Astronics Corp. †(a)	2,100	52,857
Atlas Air Worldwide Holdings, Inc. †	1,600	111,552
Avis Budget Group, Inc. †	19,400	347,454
Barrett Business Services, Inc.	1,000	16,060
Belden, Inc.	10,000	375,500
Blount International, Inc. †	10,600	169,388
CAI International, Inc. †	2,500	64,650
Cascade Corp.	2,100	93,618
Casella Waste Systems, Inc., Class A †	2,300	16,491
Ceradyne, Inc. †	4,500	202,860
Chart Industries, Inc. †(a)	5,900	324,736
CIRCOR International, Inc.	1,300	61,126
Coleman Cable, Inc. †	3,900	34,554
Colfax Corp. †	6,800	156,060
Commercial Vehicle Group, Inc. †	5,200	92,768
Consolidated Graphics, Inc. †	2,200	120,186
Corporate Executive Board Co./The	6,700	270,479
CoStar Group, Inc. †	3,600	225,648
Covenant Transportation Group, Inc., Class A †	2,600	24,050
CPI Aerostructures, Inc. †	1,800	27,306
Cubic Corp.	1,700	97,750
Deluxe Corp.	11,700	310,518
DXP Enterprises, Inc. †	2,800	64,624
Dycom Industries, Inc. †	8,600	149,124
Dynamic Materials Corp.	2,900	81,055
EnerSys †	10,200	405,450
EnPro Industries, Inc. †(a)	4,100	148,912
Esterline Technologies Corp. †	1,100	77,792
Exponent, Inc. †	2,000	89,220
Flow International Corp. †	8,600	37,754
Franklin Electric Co., Inc.	3,700	170,940
Furmanite Corp. †	5,700	45,600
GeoEye, Inc. †	4,400	182,952
Gorman-Rupp Co./The	1,000	39,390
Great Lakes Dredge & Dock Corp.	15,100	115,213
Greenbrier Cos., Inc. †	4,000	113,520
H&E Equipment Services, Inc. †	5,800	113,158
Hardinge, Inc.	2,900	39,730
HEICO Corp. (a)	6,200	387,624
Herman Miller, Inc.	12,800	351,872
HUB Group, Inc., Class A †	2,600	94,094
Hurco Cos., Inc. †	1,800	54,900
Huron Consulting Group, Inc. †	2,900	80,301
II-VI, Inc. †	5,100	253,725
Innerworkings, Inc. †	7,400	54,612
Insperity, Inc.	4,000	121,520
Interface, Inc., Class A (a)	12,800	236,672
Kadant, Inc. †(a)	3,400	89,046
Kelly Services, Inc., Class A †	3,100	67,301
Knoll, Inc.	9,900	207,504
Kratos Defense & Security Solutions, Inc. †	3,000	42,720
Ladish Co., Inc. †	1,100	60,115
LB Foster Co., Class A	1,900	81,909
Lindsay Corp. (a)	3,100	244,962
LMI Aerospace, Inc. †	1,000	20,210
Lydall, Inc. †	2,000	17,780
Macquarie Infrastructure Co. LLC †	9,100	217,126
MasTec, Inc. †	11,200	232,960
McGrath RentCorp.	2,100	57,267
Meritor, Inc. †	20,000	339,400
Middleby Corp. †	3,900	363,558
Miller Industries, Inc.	2,700	43,848
Mine Safety Appliances Co.	3,500	128,345
Mobile Mini, Inc. †	7,700	184,954
Multi-Color Corp.	1,800	36,378
MYR Group, Inc. †	4,600	110,032
NACCO Industries, Inc., Class A	1,300	143,871

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Industrials - 19.0% (continued)
NN, Inc. †	4,700	$85,822
Odyssey Marine Exploration, Inc. †(a)	18,200	56,056
Old Dominion Freight Line, Inc. †	8,700	305,283
On Assignment, Inc. †	6,400	60,544
Park-Ohio Holdings Corp. †	2,800	57,848
PMFG, Inc. †	1,900	40,546
Polypore International, Inc. †	2,200	126,676
Quality Distribution, Inc. †	3,200	37,920
Quanex Building Products Corp.	2,300	45,149
Raven Industries, Inc.	3,200	196,544
RBC Bearings, Inc. †	1,700	64,991
Robbins & Myers, Inc.	8,983	413,128
RSC Holdings, Inc. †	12,100	173,998
Rush Enterprises, Inc., Class A †	6,900	136,620
Satcon Technology Corp. †	29,400	113,484
Sauer-Danfoss, Inc. †	2,400	122,232
Schawk, Inc.	1,500	29,160
Seaspan Corp. (Hong Kong) (a)	8,100	157,545
SFN Group, Inc. †	12,900	181,761
Standex International Corp. (a)	2,900	109,881
Steelcase, Inc., Class A	20,300	231,014
Sun Hydraulics Corp.	2,200	94,820
TAL International Group, Inc.	4,700	170,469
Team, Inc. †	2,900	76,154
Tennant Co.	3,900	163,956
Textainer Group Holdings Ltd.	3,600	133,776
Titan International, Inc.	8,300	220,863
Titan Machinery, Inc. †	3,300	83,325
Trex Co., Inc. †(a)	2,900	94,598
TriMas Corp. †	5,900	126,850
Twin Disc, Inc.	2,500	80,550
United Rentals, Inc. †	13,100	435,968
UniTek Global Services, Inc. †	1,800	16,020
Valence Technology, Inc. †(a)	9,700	15,132
Vicor Corp.	2,400	39,576
Wabash National Corp. †	14,100	163,278
Xerium Technologies, Inc. †	3,100	74,555

		16,420,749

Information Technology - 23.1%
Accelrys, Inc. †	10,200	81,600
ACI Worldwide, Inc. †	6,500	213,200
Acxiom Corp. †	4,900	70,315
Alliance Fiber Optic Products, Inc. †	3,000	33,600
Amtech Systems, Inc. †	2,200	55,528
Anaren, Inc. †	2,300	46,230
Ancestry.com, Inc. †(a)	3,000	106,350
Ariba, Inc. †	6,200	211,668
Aspen Technology, Inc. †	12,300	184,377
Avid Technology, Inc. †	5,300	118,190
Axcelis Technologies, Inc. †	26,600	70,490
AXT, Inc. †(a)	8,900	63,813
Black Box Corp.	1,900	66,785
Bottomline Technologies, Inc. †	4,100	103,074
Brightpoint, Inc. †	17,300	187,532
Brooks Automation, Inc. †	12,500	171,625
BSQUARE Corp. †	5,700	40,698
Callidus Software, Inc. †	9,800	67,326
Cardtronics, Inc. †	6,900	140,415
Cavium Networks, Inc. †(a)	3,700	166,241
CEVA, Inc. †	4,900	130,977
Cirrus Logic, Inc. †	14,900	313,347
Cognex Corp.	9,300	262,725
Coherent, Inc. †	5,800	337,038
CommVault Systems, Inc. †	8,600	342,968
comScore, Inc. †	4,400	129,844
Constant Contact, Inc. †	2,000	69,800
Cymer, Inc. †	4,700	265,926
Daktronic, Inc.	8,900	95,675
DDi Corp.	8,200	86,674
DemandTec, Inc. †	7,200	94,752
Dice Holdings, Inc. †	6,100	92,171
Dot Hill Systems Corp. †	11,700	33,111
DTS, Inc. †	4,000	186,520
EasyLink Services International Corp., Class A †	4,800	19,872
Ebix, Inc. †	10,000	236,500
Electro Rent Corp.	1,000	17,180
Electro Scientific Industries, Inc. †	2,300	39,928
Electronics for Imaging, Inc. †	6,500	95,615
eMagin Corp. †	6,100	43,615
Emcore Corp. †	27,500	70,950
Entegris, Inc. †	27,600	242,052
Entropic Communications, Inc. †(a)	17,200	145,340
ePlus, Inc. †	1,300	34,593
ExlService Holdings, Inc. †	3,200	67,680
FalconStor Software, Inc. †	5,700	25,935
FARO Technologies, Inc. †	3,200	128,000
FEI Co. †	8,300	279,876
Finisar Corp. †	2,400	59,040
Forrester Research, Inc.	3,700	141,673
Fundtech Ltd. (Israel) †	1,100	19,140
Gerber Scientific, Inc. †(a)	4,000	37,440
Glu Mobile, Inc. †(a)	11,700	50,661
GSI Technology, Inc. †	5,000	45,450
GT Solar International, Inc. †	26,100	278,226
Harmonic, Inc. †	22,300	209,174
Hittite Microwave Corp. †	2,200	140,294
iGate Corp.	6,500	122,005
iGO, Inc. †(a)	14,600	41,172
Immersion Corp. †	5,500	42,020
Integrated Silicon Solution, Inc. †	4,000	37,080
Interactive Intelligence, Inc. †	2,800	108,388
Internap Network Services Corp. †	2,700	17,739
IPG Photonics Corp. †	2,600	149,968
Ixia †	12,000	190,560
IXYS Corp. †	4,300	57,749
Kemet Corp. †	7,700	114,191
Kenexa Corp. †	4,000	110,360
Keynote Systems, Inc.	3,400	63,070
Kulicke & Soffa Industries, Inc. †	13,700	128,095
Lattice Semiconductor Corp. †(a)	25,700	151,630
Lawson Software, Inc. †	19,500	235,950
LeCroy Corp. †	5,200	69,524
Limelight Networks, Inc. †	15,100	108,116
Liquidity Services, Inc. †	3,600	64,296
Littelfuse, Inc.	4,500	256,950
LivePerson, Inc. †	8,551	108,085
LogMeIn, Inc. †(a)	4,800	202,368
LTX-Credence Corp. †	2,767	25,263
Magma Design Automation, Inc. †(a)	16,300	111,166
Manhattan Associates, Inc. †	3,800	124,336
Marchex, Inc., Class B	6,600	51,942
MAXIMUS, Inc.	1,200	97,404
Maxwell Technologies, Inc. †	6,200	107,074

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Information Technology - 23.1% (continued)
Measurement Specialties, Inc. †	3,500	$119,210
Mentor Graphics Corp. †	23,800	348,194
Mercury Computer Systems, Inc. †	6,300	133,308
MicroStrategy, Inc., Class A †	1,500	201,720
Mindspeed Technologies, Inc. †(a)	5,000	42,300
MIPS Technologies, Inc. †	11,300	118,537
MKS Instruments, Inc.	10,000	333,000
Monotype Imaging Holdings, Inc. †	6,000	87,000
MoSys, Inc. †	5,300	31,853
MTS Systems Corp.	3,200	145,760
Nanometrics, Inc. †	4,600	83,214
Netgear, Inc. †	2,867	93,005
Netscout Systems, Inc. †	7,400	202,168
NetSuite, Inc. †	3,400	98,872
Network Engines, Inc. †	10,900	22,127
Newport Corp. †	8,400	149,772
NIC, Inc.	8,000	99,680
NVE Corp. †	1,400	78,876
Omnivision Technologies, Inc. †	9,993	355,051
OpenTable, Inc. †	1,100	116,985
Oplink Communications, Inc. †	6,300	122,787
Opnet Technologies, Inc.	4,000	155,960
Opnext, Inc. †	43,800	106,434
OSI Systems, Inc. †	3,900	146,367
PC Connection, Inc. †	3,400	30,124
PDF Solutions, Inc. †	6,200	41,230
PFSweb, Inc. †	4,300	21,457
Photronics, Inc. †	13,500	121,095
Power-One, Inc. †(a)	21,300	186,375
Powerwave Technologies, Inc. †	26,400	119,064
Progress Software Corp. †	9,150	266,173
Quantum Corp. †	14,800	37,296
QuickLogic Corp. †	10,800	52,920
Radiant Systems, Inc. †	1,500	26,550
Richardson Electronics Ltd.	3,300	43,494
RightNow Technologies, Inc. †	4,500	140,850
Rofin-Sinar Technologies, Inc. †	5,800	229,100
Rogers Corp. †	2,700	121,662
Saba Software, Inc. †	7,900	77,499
Sapient Corp. †	4,100	46,945
SAVVIS, Inc. †	9,151	339,411
Seachange International, Inc. †	4,300	40,850
Semtech Corp. †	11,200	280,224
Silicon Graphics International Corp. †	6,500	139,100
Silicon Image, Inc. †(a)	20,500	183,885
Sourcefire, Inc. †(a)	714	19,642
Spectrum Control, Inc. †	1,600	31,488
SRA International, Inc., Class A †	7,800	221,208
Stamps.com, Inc.	3,700	49,395
STEC, Inc. †	12,100	243,089
Stratasys, Inc. †	5,000	235,000
support.com, Inc. †	14,300	74,217
Sycamore Networks, Inc.	4,400	107,492
Synchronoss Technologies, Inc. †	5,300	184,175
Take-Two Interactive Software, Inc. †	17,900	275,123
Taleo Corp., Class A †	2,900	103,385
TeleTech Holdings, Inc. †	6,600	127,908
Terremark Worldwide, Inc. †	4,900	93,100
Travelzoo, Inc. †(a)	1,300	86,567
TTM Technologies, Inc. †	9,200	167,072
Ultimate Software Group, Inc. †	4,900	287,875
Ultratech, Inc. †	5,300	155,820
Universal Display Corp. †	7,600	418,304
ValueClick, Inc. †	15,900	229,914
VASCO Data Security International, Inc. †	2,000	27,460
Veeco Instruments, Inc. †	1,400	71,176
Verint Systems, Inc. †	3,000	107,520
VirnetX Holding Corp. (a)	6,100	121,451
Virtusa Corp. †	3,100	58,063
Vocus, Inc. †	3,800	98,268
Web.com Group, Inc. †	5,800	84,622
Websense, Inc. †	2,800	64,316
Westell Technologies, Inc., Class A †	19,600	68,600
Wright Express Corp. †	1,600	82,944
X-Rite, Inc. †	5,200	24,700
Zix Corp. †	18,000	66,240
Zygo Corp. †	3,100	45,322

		19,934,260

Materials - 6.2%
A.M. Castle & Co. †	2,900	54,752
AMCOL International Corp.	1,600	57,568
Balchem Corp.	5,500	206,360
Boise, Inc. (a)	19,100	174,956
Buckeye Technologies, Inc.	9,200	250,516
Carpenter Technology Corp. (a)	2,100	89,691
Clearwater Paper Corp. †	2,700	219,780
Deltic Timber Corp.	1,100	73,524
Ferro Corp. †	18,800	311,892
Flotek Industries, Inc. †	7,600	63,916
General Moly, Inc. †	20,300	109,214
Georgia Gulf Corp. †	6,900	255,300
Globe Specialty Metals, Inc.	14,100	320,916
Gold Resource Corp.	6,000	159,720
Golden Minerals Co. †	2,800	61,488
Graphic Packaging Holding Co. †(a)	18,400	99,728
Handy & Harman Ltd. †	2,100	25,242
Hawkins, Inc.	2,000	82,160
Haynes International, Inc.	2,200	121,990
Horsehead Holding Corp. †	9,300	158,565
Innophos Holdings, Inc.	4,600	212,106
Innospec, Inc. †	3,700	118,178
Kaiser Aluminum Corp.	2,300	113,275
KapStone Paper and Packaging Corp. †(a)	8,600	147,662
Koppers Holdings, Inc.	3,700	157,990
Kraton Performance Polymers, Inc. †	5,200	198,900
LSB Industries, Inc. †	2,900	114,956
Material Sciences Corp. †	3,800	27,398
Materion Corp. †	4,300	175,440
Minerals Technologies, Inc.	1,500	102,780
Neenah Paper, Inc.	1,600	35,152
NL Industries, Inc.	1,400	20,790
Paramount Gold and Silver Corp. (Canada) †	19,400	75,272
PolyOne Corp.	20,900	296,989
Quaker Chemical Corp.	2,500	100,425
Senomyx, Inc. †	8,900	53,756
Stillwater Mining Co. †	3,800	87,134
TPC Group, Inc. †	2,300	66,401
UFP Technologies, Inc. †	2,700	46,494
Universal Stainless & Alloy †	1,900	64,087
US Gold Corp. †	13,700	120,971
ZAGG, Inc. †(a)	6,600	49,566

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Materials - 6.2% (continued)
Zoltek Cos., Inc. †	7,100	$95,353

		5,378,353

Telecommunication Services - 1.5%
8x8, Inc. †	20,500	57,605
AboveNet, Inc.	3,700	239,982
Alaska Communications Systems Group, Inc. (a)	15,400	164,010
Cogent Communications Group, Inc. †	9,000	128,430
Consolidated Communications Holdings, Inc.	3,200	59,936
General Communication, Inc., Class A †	10,200	111,588
Globalstar, Inc. †(a)	12,600	16,002
Hughes Communications, Inc. †	1,500	89,505
ICO Global Communications Holdings Ltd. †	10,400	27,768
IDT Corp., Class B	3,700	99,715
Towerstream Corp. †	10,900	42,619
USA Mobility, Inc.	4,900	71,001
Vonage Holdings Corp. †	35,400	161,424

		1,269,585

Utilities - 1.2%
Allete, Inc.	2,600	101,322
Artesian Resources Corp., Class A	800	15,592
Chesapeake Utilities Corp. (a)	3,200	133,184
El Paso Electric Co. †	6,800	206,720
Empire District Electric Co./The (a)	1,400	30,506
Middlesex Water Co.	1,700	30,923
South Jersey Industries, Inc.	4,200	235,074
Southwest Gas Corp.	6,600	257,202
York Water Co.	1,100	19,151

		1,029,674

TOTAL COMMON STOCKS (Cost $72,877,321)		84,017,352

MONEY MARKET FUND - 13.0%
J.P. Morgan Prime Money Market Fund - Capital Shares,0.130% (2)(b) (Cost $ 11,181,406)	11,181,406	11,181,406

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.3%
J.P. Morgan Prime Money Market Fund - Capital Shares,0.130% (2)(b)(c) (Cost $ 1,980,243)	1,980,243	1,980,243

TOTAL INVESTMENTS - 112.7% (Cost $86,038,970)		97,179,001

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7%) (d)		(10,955,789)

NET ASSETS - 100.0%		$86,223,212

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,928,604; cash collateral of $1,980,243 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 31, 2011.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation on futures contracts.

All securities are United States companies, unless noted otherwise in parentheses.

All Securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments

AQR SMALL CAP MOMENTUM FUND

March 31, 2011 (Unaudited)

Open futures contracts outstanding at March 31, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION
Long Contracts:
22	E-Mini Russell 2000 Futures	June 17, 2011	$1,822,758	$1,851,740	$28,982

Cash held as collateral with broker for futures contracts was $180,030 at March 31, 2011.

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
COMMON STOCKS — 96.7%
Australia — 1.9%
Alumina Ltd.	35,254	$89,857
Amcor Ltd.	7,128	52,033
Atlas Iron Ltd. †	18,245	70,366
Australia & New Zealand Banking Group Ltd.	4,197	103,310
Caltex Australia Ltd.	4,085	65,911
Coal & Allied Industries Ltd.	318	39,263
Cochlear Ltd.	365	31,320
Commonwealth Bank of Australia	1,545	83,711
Equinox Minerals Ltd. (1)†	2,100	12,433
Fortescue Metals Group Ltd. (a)	27,957	185,244
Iluka Resources Ltd.	7,774	106,954
Incitec Pivot Ltd.	11,205	50,161
Lynas Corp. Ltd. †	36,790	85,698
OZ Minerals Ltd.	42,894	70,832
Paladin Energy Ltd. †	12,165	45,547
Wesfarmers Ltd.	3,047	100,109
WorleyParsons Ltd.	2,954	94,639

		1,287,388

Austria — 0.4%
Erste Group Bank AG	4,657	235,173
Vienna Insurance Group AG Wiener Versicherung Gruppe	311	17,796
Voestalpine AG	850	39,945

		292,914

Belgium — 0.4%
Anheuser-Busch InBev NV	1,171	66,761
Bekaert SA	849	96,709
Umicore SA	1,609	79,810

		243,280

Bermuda — 0.3%
Seadrill Ltd.	5,490	198,486

Canada — 22.0% (1)
Agnico-Eagle Mines Ltd.	2,900	192,785
Agrium, Inc.	2,600	240,101
Alimentation Couche Tard, Inc., Class B	3,800	99,909
ARC Resources Ltd.	3,800	103,280
Bank of Montreal	2,000	129,923
Bank of Nova Scotia	14,800	908,151
Barrick Gold Corp.	17,700	919,962
Baytex Energy Corp. (a)	2,300	134,489
BCE, Inc.	13,300	483,162
Bonavista Energy Corp.	1,300	40,227
Brookfield Asset Management, Inc., Class A	6,900	224,259
Cameco Corp.	8,300	249,642
Canadian Imperial Bank of Commerce	2,100	181,083
Canadian National Railway Co.	7,300	550,794
Canadian Natural Resources Ltd.	18,800	929,626
Canadian Pacific Railway Ltd.	2,600	167,129
Canadian Utilities Ltd., Class A	900	49,154
Cenovus Energy, Inc.	11,500	454,306
Centerra Gold, Inc.	1,500	26,921
CGI Group, Inc., Class A †	1,800	37,745
Consolidated Thompson Iron Mines Ltd. †	4,600	81,324
Crescent Point Energy Corp.	2,000	97,060
Detour Gold Corp. †	1,600	50,599
Domtar Corp.	300	27,534
Eldorado Gold Corp.	11,200	182,643
Emera, Inc.	2,100	68,643
Enbridge, Inc.	7,300	447,412
Enerplus Corp.	1,900	60,185
European Goldfields Ltd. †	4,600	58,075
Finning International, Inc.	2,200	64,990
First Quantum Minerals Ltd.	1,400	181,112
Franco-Nevada Corp.	1,300	47,723
Gabriel Resources Ltd. †	8,100	60,322
George Weston Ltd.	200	13,628
Gildan Activewear, Inc.	3,000	98,463
Goldcorp, Inc.	13,200	658,162
H&R Real Estate Investment Trust REIT	2,100	47,653
HudBay Minerals, Inc. (a)	3,500	57,004
IAMGOLD Corp.	5,900	130,050
Imperial Oil Ltd.	3,400	173,735
Industrial Alliance Insurance & Financial Services, Inc.	700	30,166
Ivanhoe Mines Ltd. †	4,300	117,934
Keyera Corp.	1,700	68,947
Kinross Gold Corp.	1,734	27,329
Loblaw Cos. Ltd.	300	12,022
Lundin Mining Corp. †	8,700	72,238
Magna International, Inc.	2,900	139,032
Methanex Corp.	2,000	62,176
Metro, Inc., Class A	900	42,888
New Gold, Inc. †	3,600	42,368
Novagold Resources, Inc. †	4,200	54,455
Onex Corp.	2,400	84,142
Open Text Corp. †	1,100	68,349
Osisko Mining Corp. †	7,500	107,994
Pacific Rubiales Energy Corp.	6,400	177,576
Pan American Silver Corp.	1,500	55,714
Pembina Pipeline Corp.	2,000	47,323
Pengrowth Energy Corp.	5,300	73,309
Penn West Petroleum Ltd.	3,600	99,961
Potash Corp of Saskatchewan, Inc.	15,600	920,231
RioCan Real Estate Investment Trust REIT	2,200	57,774
Rogers Communications, Inc., Class B (a)	2,500	90,872
Saputo, Inc. (a)	2,000	90,273
SEMAFO, Inc. †	6,600	63,243
Silver Wheaton Corp.	6,300	273,704
Suncor Energy, Inc.	27,600	1,237,801
Talisman Energy, Inc.	15,400	380,751
Teck Resources Ltd., Class B	8,600	455,858
TELUS Corp.	6,000	306,777
Tim Hortons, Inc.	1,600	72,565
Toronto-Dominion Bank/The	2,200	194,698
TransCanada Corp.	2,400	97,312
Trican Well Service Ltd.	3,000	67,736
Uranium One, Inc.	12,900	50,562
Valeant Pharmaceuticals International, Inc.	4,529	226,100
Vermilion Energy, Inc.	1,300	67,756
Viterra, Inc.	5,500	66,715
Yamana Gold, Inc.	11,400	140,868

		14,974,484

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Cayman Islands — 0.1%
Wynn Macau Ltd.	26,800	$74,782

China — 0.0% (b)
AAC Acoustic Technologies Holdings, Inc.	10,000	26,918
Great Wall Motor Co. Ltd., H Shares	250	462

		27,380

Colombia — 0.0% (b)
Petrominerales Ltd. (1)	684	25,921

Denmark — 2.5%
AP Moller - Maersk A/S, Class B (a)	24	225,240
Carlsberg A/S, Class B	2,166	232,918
Coloplast A/S, Class B	365	52,795
Danske Bank A/S †	594	13,130
DSV A/S	2,710	66,731
FLSmidth & Co. A/S (a)	1,140	96,824
Novo Nordisk A/S, Class B (a)	6,575	825,706
Novozymes A/S, Class B (a)	1,039	158,738
William Demant Holding A/S †	450	38,905

		1,710,987

Finland — 1.7%
Fortum OYJ	5,266	178,788
Kesko OYJ B Shares (a)	1,282	59,919
Kone OYJ, Class B	4,181	240,464
Metso OYJ (a)	2,840	152,370
Nokian Renkaat OYJ	1,747	74,279
Sampo OYJ, Class A	5,866	186,811
Stora Enso OYJ R Shares	10,977	130,681
UPM-Kymmene OYJ	6,832	144,453

		1,167,765

France — 7.4%
Accor SA	3,630	163,128
Air Liquide SA	1,729	229,934
Alcatel-Lucent/France †	33,370	192,395
Bureau Veritas SA	591	46,433
Cap Gemini SA	2,258	131,107
Christian Dior SA	1,115	157,071
Cie Generale de Geophysique- Veritas †	2,582	93,428
Cie Generale d’Optique Essilor International SA	1,067	79,167
Compagnie de Saint-Gobain	6,096	372,805
Dassault Systemes SA	716	55,072
Edenred †	3,620	109,207
Eutelsat Communications SA	1,154	46,042
Fonciere Des Regions REIT	210	22,369
Gecina SA REIT	477	65,780
Hermes International	842	184,748
JCDecaux SA †	1,456	48,830
Legrand SA	1,719	71,506
LVMH Moet Hennessy Louis Vuitton SA	4,036	639,055
Pernod-Ricard SA	405	37,815
Peugeot SA †	2,907	114,685
PPR	445	68,156
Publicis Groupe SA	2,536	142,126
Renault SA †	3,446	190,415
Rexel SA †	4,367	110,228
Safran SA	4,927	174,247
Schneider Electric SA	4,083	697,343
SCOR SE	2,421	66,005
SEB SA	592	58,341
Sodexo	908	66,344
Technip SA	1,542	164,405
Unibail-Rodamco SE REIT	1,232	267,016
Valeo SA †	1,242	72,309
Vallourec SA	708	79,335

		5,016,847

Germany — 14.0%
Adidas AG	4,232	266,074
Allianz SE	7,775	1,088,699
BASF SE	14,543	1,255,280
Bayerische Motoren Werke AG	6,742	559,747
Continental AG †	1,773	159,342
Daimler AG †	14,990	1,056,233
Deutsche Lufthansa AG †	3,429	72,610
Fresenius Medical Care AG & Co.
KGaA	2,599	174,360
Fresenius SE & Co. KGaA	1,863	171,896
GEA Group AG	2,796	91,978
Generali Deutschland Holding AG	159	19,323
HeidelbergCement AG	1,970	136,989
Infineon Technologies AG	20,153	205,585
K+S AG	2,667	201,108
Lanxess AG	1,642	123,065
Linde AG	3,031	478,541
MAN SE	1,933	240,510
Metro AG	1,483	101,009
Puma AG Rudolf Dassler Sport	56	16,392
SAP AG	14,672	897,345
Siemens AG	14,138	1,933,917
ThyssenKrupp AG	5,876	239,174
Wacker Chemie AG	216	48,387

		9,537,564

Hong Kong — 5.9%
ASM Pacific Technology Ltd.	3,000	37,671
Bank of East Asia Ltd.	23,800	100,992
BOC Hong Kong Holdings Ltd.	74,500	242,888
Cathay Pacific Airways Ltd.	33,000	79,045
Cheung Kong Holdings Ltd.	22,000	358,596
Cheung Kong Infrastructure Holdings Ltd.	16,000	75,597
CLP Holdings Ltd.	32,000	258,695
Dairy Farm International Holdings Ltd.	6,300	52,434
Digital China Holdings Ltd.	8,000	15,088
Galaxy Entertainment Group Ltd. †	12,000	17,467
Hang Lung Group Ltd.	2,000	12,395
Hang Seng Bank Ltd.	10,300	166,426
Hong Kong Exchanges and Clearing Ltd.	18,600	403,589
Hongkong & Shanghai Hotels/The	11,000	20,126
Hongkong Land Holdings Ltd.	17,000	119,070
Hutchison Whampoa Ltd. (a)	36,000	426,037
Hysan Development Co. Ltd.	8,000	32,903
Jardine Matheson Holdings Ltd.	3,200	142,504
Jardine Strategic Holdings Ltd.	7,000	186,942
Li & Fung Ltd. (a)	62,000	317,068
Lifestyle International Holdings Ltd.	13,500	32,299
Link REIT/The	37,500	117,414
Noble Group Ltd.	19,363	32,840
NWS Holdings Ltd.	33,000	50,480

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Hong Kong — 5.9% (continued)
Orient Overseas International Ltd.	7,000	$73,267
Power Assets Holdings Ltd.	2,000	13,367
Shangri-La Asia Ltd.	24,000	61,989
SJM Holdings Ltd.	38,000	66,489
Stella International Holdings Ltd.	7,500	16,737
Swire Pacific Ltd., Class A	10,500	153,786
United Laboratories International Holdings Ltd./The	12,000	21,580
VTech Holdings Ltd. (a)	2,000	22,679
Wharf Holdings Ltd.	23,000	158,420
Wheelock & Co. Ltd.	16,000	60,045
Wing Hang Bank Ltd.	4,500	53,060

		3,999,985

Ireland — 1.0%
Experian PLC	14,182	175,586
Shire PLC	8,346	242,263
WPP PLC	18,573	228,891

		646,740

Israel — 0.4%
Bank Leumi Le-Israel BM	2,600	13,303
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	66,732
Israel Chemicals Ltd.	6,729	110,771
Israel Corp. Ltd./The †	62	74,209

		265,015

Italy — 0.7%
Fiat Industrial SpA †	9,441	135,537
Saipem SpA	4,327	229,868
Terna Rete Elettrica Nazionale SpA	16,361	78,254

		443,659

Japan — 7.0%
ABC-Mart, Inc.	700	25,488
Alps Electric Co. Ltd.	7,400	70,956
AOZORA BANK NPV	30,000	67,780
Asahi Glass Co. Ltd.	7,000	88,069
Central Japan Railway Co.	2	15,854
Credit Saison Co. Ltd.	3,800	61,318
Dainippon Screen Manufacturing Co. Ltd.	7,000	73,286
Daito Trust Construction Co. Ltd.	2,800	192,599
Dena Co. Ltd.	2,900	104,952
FANUC Corp.	3,200	483,702
Fuji Electric Co. Ltd.	17,000	53,679
Fuji Heavy Industries Ltd.	15,000	96,920
Hino Motors Ltd.	4,000	19,574
Hitachi Ltd. (a)	84,660	440,704
Idemitsu Kosan Co. Ltd.	500	58,431
IHI Corp. (a)	27,000	65,808
Isuzu Motors Ltd.	24,000	95,208
ITOCHU Corp.	13,300	139,183
Japan Retail Fund Investment Corp. REIT	33	51,745
JX Holdings, Inc.	36,700	246,572
Kobe Steel Ltd.	8,000	20,713
Koito Manufacturing Co. Ltd.	1,000	16,061
Komatsu Ltd.	14,700	498,707
McDonald's Holdings Co. Japan Ltd.	1,000	24,190
Mitsubishi Chemical Holdings Corp.	17,500	110,233
Mitsubishi Electric Corp.	8,000	94,149
Mitsubishi Materials Corp.	19,000	64,357
NGK Spark Plug Co. Ltd.	2,000	27,341
NHK Spring Co. Ltd.	4,000	39,632
Nitto Denko Corp.	2,600	137,769
NOK Corp.	1,200	21,341
Omron Corp.	1,500	42,229
Oriental Land Co. Ltd.	600	47,679
ORIX Corp. (a)	450	42,180
Sanrio Co. Ltd.	2,600	76,930
Sega Sammy Holdings, Inc.	3,200	55,495
Softbank Corp. (a)	15,100	601,649
Sumitomo Corp.	900	12,862
Sumitomo Realty & Development Co. Ltd.	8,000	159,970
Sysmex Corp.	800	28,293
Takata Corp.	600	17,168
THK Co. Ltd.	1,800	45,103
Toshiba Corp.	6,000	29,338
Universal Entertainment Corp.	1,300	38,301
USS Co. Ltd.	400	31,133

		4,734,651

Jersey, Channel Islands — 0.3%
Sands China Ltd. †	45,200	100,717
Wolseley PLC †	3,655	123,042

		223,759

Luxembourg — 0.3%
RTL Group SA	547	56,267
Tenaris SA	4,968	121,912

		178,179

Mexico — 0.0% (b)
Fresnillo PLC	249	6,155

Netherlands — 4.5%
Akzo Nobel NV	3,161	217,518
ASML Holding NV †	7,208	320,530
European Aeronautic Defence and Space Co. NV †	5,606	163,272
HAL Trust	326	46,366
Koninklijke DSM NV	2,023	124,382
Koninklijke Vopak NV	762	36,677
QIAGEN NV †	1,612	32,175
Royal Dutch Shell PLC, Class A	58,959	2,144,828

		3,085,748

Norway — 1.0%
Aker Solutions ASA	2,917	67,056
DnB NOR ASA	15,556	238,517
Telenor ASA	11,481	188,957
Yara International ASA	3,168	160,478

		655,008

Papua New Guinea — 0.1%
Oil Search Ltd.	12,347	90,933

Portugal — 0.4%
Galp Energia SGPS SA, Class B	4,497	96,106
Jeronimo Martins SGPS SA	6,068	97,441
Portugal Telecom SGPS SA	7,413	85,704

		279,251

Singapore — 1.3%
Fraser and Neave Ltd.	11,000	52,452
Genting Singapore PLC †	94,000	152,834
See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Singapore — 1.3% (continued)
Indofood Agri Resources Ltd. †	35,000	$61,826
Jardine Cycle & Carriage Ltd.	2,000	58,030
Keppel Corp. Ltd.	20,000	195,105
Keppel Land Ltd.	18,000	64,064
Oversea-Chinese Banking Corp. Ltd.	15,000	113,999
SembCorp Industries Ltd.	13,000	53,754
SembCorp Marine Ltd.	17,000	78,812
SIA Engineering Co. Ltd.	10,000	32,147
Singapore Technologies Engineering Ltd.	16,000	41,358

		904,381

Spain — 1.0%
Ferrovial SA	5,196	65,139
Inditex SA	1,902	152,617
Repsol YPF SA	13,029	446,559

		664,315

Sweden — 4.3%
Alfa Laval AB	6,815	148,031
Assa Abloy AB, Class B	5,783	166,186
Atlas Copco AB, A Shares	15,281	405,812
Boliden AB	4,561	98,127
Electrolux AB, Series B	806	20,762
Hexagon AB, Class B	5,153	122,958
Industrivarden AB, Class C	4,099	72,790
Kinnevik Investment AB, Class B	2,074	48,318
Ratos AB, Class B	1,515	59,847
Sandvik AB	19,693	371,656
Scania AB B Shares	5,545	128,540
Skandinaviska Enskilda Banken AB, Class A (a)	22,491	200,463
Skanska AB, Class B	2,602	54,780
SKF AB, Class B	5,950	173,038
Svenska Handelsbanken AB, Class A (a)	3,079	100,989
Swedbank AB (a)	15,009	256,641
Swedish Match AB	2,095	69,553
Tele2 AB B Shares	3,216	74,274
Volvo AB B Shares †	19,760	347,343

		2,920,108

Switzerland — 1.6%
Adecco SA	324	21,269
Compagnie Financiere Richemont SA, Class A	3,929	226,546
Geberit AG	236	51,335
Givaudan SA †	44	44,247
Holcim Ltd.	749	56,294
Kuehne & Nagel International AG	682	95,342
Nestle SA	651	37,280
STMicroelectronics NV	10,079	125,214
Sulzer AG	416	62,502
Swatch Group AG/The	434	191,506
Swisscom AG	178	79,400
Xstrata PLC	4,662	108,772

		1,099,707

United Kingdom — 16.0%
Admiral Group PLC	4,753	118,408
Aggreko PLC	5,019	126,758
AMEC PLC	4,568	87,364
Anglo American PLC	22,095	1,135,355
Antofagasta PLC	5,256	114,575
ARM Holdings PLC	23,893	221,710
Aviva PLC	46,976	325,978
BG Group PLC	56,734	1,408,449
British American Tobacco PLC	4,511	180,880
British Land Co. PLC REIT	15,543	137,757
BT Group PLC	129,257	384,075
Burberry Group PLC	6,668	125,592
Centrica PLC	88,004	458,924
Compass Group PLC	4,307	38,715
Diageo PLC	4,140	78,694
GKN PLC	20,726	66,626
Hammerson PLC REIT	10,324	74,018
HSBC Holdings PLC	5,975	61,716
ICAP PLC	7,693	65,105
IMI PLC	4,267	70,489
Inmarsat PLC	1,932	18,694
Intercontinental Hotels Group PLC	5,082	104,144
International Power PLC	11,111	54,883
Intertek Group PLC	2,171	70,856
ITV PLC †	51,724	64,117
J Sainsbury PLC	11,912	63,992
Johnson Matthey PLC	1,514	45,137
Kingfisher PLC	29,198	115,028
Land Securities Group PLC REIT	12,901	151,630
Legal & General Group PLC	101,143	186,722
Man Group PLC	34,617	136,405
Mondi PLC	7,018	67,454
Old Mutual PLC	29,077	63,347
Pearson PLC	3,639	64,287
Petrofac Ltd.	7,969	190,429
Prudential PLC	41,225	466,860
Rolls-Royce Group PLC †	10,014	99,295
SABMiller PLC	1,377	48,731
Sage Group PLC/The	14,253	63,581
Scottish & Southern Energy PLC	12,490	252,701
Severn Trent PLC	3,568	83,577
Smith & Nephew PLC	3,096	34,886
Smiths Group PLC	5,485	113,991
Standard Life PLC	37,323	123,664
Subsea 7 SA	5,019	126,680
United Utilities Group PLC	5,125	48,599
Vedanta Resources PLC	86	3,278
Vodafone Group PLC	881,946	2,513,380
Weir Group PLC/The	4,443	123,271
Whitbread PLC	3,097	81,908

		10,862,715

United States — 0.2% (1)
Brookfield Properties Corp.	1,900	33,630
Lululemon Athletica, Inc. †	800	71,212

		104,842

TOTAL COMMON STOCKS (Cost $58,399,588)		65,722,949

PREFERRED STOCKS — 0.5%
Germany — 0.4%
Henkel AG & Co. KGaA	1,750	108,319
Porsche Automobil Holding SE	206	13,414
ProSiebenSat.1 Media AG	3,399	99,254
Volkswagen AG	466	75,316

		296,303

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM FUND

March 31, 2011 (Unaudited)

	SHARES	VALUE (Note 3)
Switzerland — 0.1%
Schindler Holding AG	631	$75,829

TOTAL PREFERRED STOCKS (Cost $337,400)		372,132

EXCHANGE-TRADED FUNDS — 1.7%
United States — 1. 7%
iShares MSCI EAFE Index Fund (1) (Cost $1,062,224)	18,671	1,121,940

RIGHTS — 0.0% (b)
Germany — 0.0% (b)
Porsche Automobil Holding SE, expires 4/12/11 † (Cost $2,293)	206	1,786

WARRANTS — 0.0% (b)
Hong Kong — 0.0% (b)
Henderson Land Development Co. Ltd., expires 6/1/11 † (Cost $—)	2	—

MONEY MARKET FUNDS — 2.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.130% (c)(d) (cost $1,593,147)	1,593,147	1,593,147

J.P. Morgan Prime Money Market Fund - Capital Shares, 0.130% (d)(e) (cost $241,879)	241,879	241,879

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 5.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.130% (d)(f) (cost $3,796,656)	3,796,656	3,796,656

TOTAL INVESTMENTS — 107.2% (Cost $65,433,187)		72,850,489

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2%) (g)		(4,912,263)

NET ASSETS — 100.0%		$67,938,226

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,640,220	11.2%
Consumer Staples	1,614,797	2.4
Energy	11,101,783	16.3
Financials	9,742,685	14.3
Health Care	1,959,446	2.9
Industrials	12,075,508	17.8
Information Technology	3,077,502	4.5
Materials	11,997,936	17.7
Mutual Fund	1,121,940	1.7
Telecommunication Services	4,893,676	7.2
Utilities	1,621,182	2.4
Money Market Fund	5,631,682	8.3
Other Investments	372,132	0.5

Total Investments	72,850,489	107.2
Liabilities in Excess of Other Assets	(4,912,263)	(7.2)

Net Assets	$67,938,226	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities in $3,618,218 cash collateral of $3,796,656 was received with which the fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	A portion of the security is pledged as collateral to broker for forward foreign currency exchange contracts.
(d)	Represents annualized seven-day yield as of March 31, 2011.
(e)	A portion of the security is pledged as collateral to broker for equity swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation (depreciation) on forward foreign currency exchange contracts and swaps.

All securities are Level 2, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments

AQR INTERNATIONAL MOMENTUM FUND

March 31, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding as of March 31, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	787,687	$1,280,894	$1,262,363	$(18,531)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION (DEPRECIATION)

British Pound, Expiring 06/15/11	The Royal Bank of Scotland	GBP	(600,000)	(963,678)	(961,572)	2,106

				$317,216	$300,791	$(16,425)

Money market fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $40,000.

GBP - British Pound

Equity swap contracts outstanding as of March 31, 2011:

REFERENCE ENTITY	COUNTERPARTY	SHARES LONG	VALUE AT CONTRACT DATE	RESET DATE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Antofagasta PLC	Deutsche Bank	1,945	$42,504	4/15/2011	$370
Fresnillo PLC	Deutsche Bank	3,595	82,761	4/15/2011	7,030
Inmarsat PLC	Deutsche Bank	2,654	24,930	4/15/2011	1,028
Old Mutual PLC	Deutsche Bank	7,263	15,024	4/15/2011	968
Petrofac Ltd.	Deutsche Bank	25	566	4/15/2011	37
Rolls-Royce Group PLC	Deutsche Bank	9,577	89,339	4/15/2011	6,622
Vedanta Resources PLC	Deutsche Bank	838	29,842	4/15/2011	2,431

					18,486

Segregated cash balance for swap agreements					61,477

					$79,963

The Swap contracts listed above reset monthly. The final termination date is July 15, 2011.

Money market fund is pledged as collateral to broker for swap contract in the amount of $241,878.

See notes to Schedule of Investments.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2011, the Trust consists of eight active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, and AQR International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”) an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform the MSCI World Total Return Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The AQR Global Equity Fund commenced operations on December 31, 2009. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform the MSCI EAFE Total Return Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The AQR International Equity Fund Class Y shares commenced operations on August 28, 2009. Class I and Class N shares commenced operations on September 30, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute (positive) returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform the Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009. The Fund offers Class I and Class N shares.

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. The Fund invests primarily in a portfolio of futures contracts and futures-related instruments. The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The AQR Managed Futures Strategy Fund commenced operations on January 6, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market bonds, mortgage-backed securities, corporate and sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The AQR Risk Parity Fund commenced operations on September 30, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depository receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, excluding the most recent one month, that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depository receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, excluding the most recent one month, that

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

ranks in the top third of its relevant universe at the time of purchase. The AQR Small Cap Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, excluding the most recent one month, that ranks in the top third of its relevant universe at the time of purchase. The AQR International Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

2. Consolidation of Subsidiary – AQR Managed Futures Strategy Offshore Fund Ltd. and AQR Risk Parity Offshore Fund Ltd.

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund includes the accounts of AQR Managed Futures Strategy Offshore Fund Ltd. and AQR Risk Parity Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds.

AQR Managed Futures Strategy Fund and AQR Risk Parity Fund may invest up to 25% of its total assets in its Subsidiary each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investment in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2011	% OF TOTAL NET ASSETS AT MARCH 31, 2011
AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	$277,367,810	22.6%
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	18,179,385	20.1

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Each Fund may invest in futures contracts (“futures”). Each Fund, excluding AQR Managed Futures Strategy Fund and AQR Risk Parity Fund, may invest in futures in order to hedge its investments or equitize its cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund and AQR Risk Parity Fund may invest in futures as part of its primary investment strategy. Investments in futures may increase exposure to a particular market. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: The Funds may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund’s record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

the value at the time it was closed. The Fund’s could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Equity (including total return and commodity) Swap Contracts: The Funds invest in equity swaps to obtain exposure to the underlying referenced instrument, obtain leverage or enjoy the returns from ownership without actually owning the underlying position. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss. Equity swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: The Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the statements of assets and liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Funds’ risk of loss associated with these instruments may exceed their value. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Funds’ Schedule of Investments.

The credit default swaps in which the AQR Risk Parity Fund is providing protection at March 31, 2011 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	5-10 YEARS USD	5-10 YEARS EUR	35-40 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE
0-250	26,425	2,350	—	$742,432
251-500	21,325	14,825	850	755,736

Total	47,750	17,175	850	$1,498,168

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund may enter into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

High Yield Securities: Certain Funds may invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. These instruments involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to a Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in put and call options written during the period ended March 31, 2011 for the AQR Diversified Arbitrage Fund, were as follows:

	SHARES	PREMIUM
Options outstanding, December 31, 2010	(6,130)	$(1,113,694)
Options written	(9,278)	(2,197,582)

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

Options expired	674	186,024
Options exercised	12,980	2,307,160

Options outstanding, March 31, 2011	(1,754)	$(818,092)

Securities Lending: The Trust (excluding the AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) may lend securities to brokers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments decline below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

4. Federal Income Tax Matters

At March 31, 2011, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Fund	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECATION (DEPRECIATION)
AQR Global Equity Fund	$381,091,816	$68,490,506	$(4,677,754)	$63,812,752
AQR International Equity Fund	419,419,008	68,166,238	(7,591,739)	60,574,499
AQR Diversified Arbitrage Fund	1,033,935,666	199,835,194	(157,554,231)	42,280,963
AQR Managed Futures Strategy Fund	1,150,262,946	—	—	—
AQR Risk Parity Fund	82,333,161	767,384	—	767,384
AQR Momentum Fund	182,279,452	19,002,524	(305,839)	18,696,685
AQR Small Cap Momentum Fund	86,089,995	11,431,336	(342,330)	11,089,006
AQR International Momentum Fund	65,928,020	7,649,343	(296,073)	7,353,270

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals and passive foreign investment companies (AQR Global Equity Fund, AQR International Equity Fund and AQR International Momentum Fund).

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed income instruments are valued at estimated fair value based on quotations from counterparties and other market participants, as well as pricing models using quoted inputs as provided by an independent pricing service. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include less liquid corporate debt securities, illiquid warrants and illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach or, the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Fund using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Fund based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds’ update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of March 31, 2011 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$226,287,842	$182,188,544	$—	$408,476,386
Preferred Stocks†	—	1,070,547	—	1,070,547
Rights†	—	83,396	—	83,396
Money Market Funds	—	35,274,239	—	35,274,239
Futures Contracts*	1,898,372	—	—	1,898,372

Total Assets	$228,186,214	$218,616,726	$—	$446,802,940

LIABILITIES
Total Return Swap Contracts*	$—	$(1,169,651)	$—	$(1,169,651)
Forward Foreign Currency Exchange Contracts*	—	(1,026,332)	—	(1,026,332)

Total Liabilities	$—	$(2,195,983)	$—	$(2,195,983)

*	Derivative instruments, including futures, foreign currency, and total return swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no material transfers between Levels 1 and 2 during the period.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$414,489,553	$—	$414,489,553
Preferred Stocks†	—	3,105,747	—	3,105,747
Rights†	—	259,871	—	259,871

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

Money Market Funds	—	62,138,336	—	62,138,336
Futures Contracts*	3,001,834	—	—	3,001,834

Total Assets	$3,001,834	$479,993,507	$—	$482,995,341

LIABILITIES
Total Return Swap Contracts*	$—	$(970,379)	$—	$(970,379)
Forward Foreign Currency Exchange Contracts*	—	(661,445)	—	(661,445)

Total Liabilities	$—	$(1,631,824)	$—	$(1,631,824)

*	Derivative instruments, including futures, foreign currency, and total return swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2010	$8,335
Securities purchased (sold)	(8,258)
Realized gain	8,258
Change in unrealized appreciation	(8,335)

Balance March 31, 2011	$—

There were no materials transfer between Levels 1 and 2 during the period.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$838,749,824	$25,165,255	$17,042,951	$880,958,030
Convertible Preferred Stocks†	24,996,219	24,961,322	812,984	50,770,525
Corporate Bonds†	—	268,601,183	5,083,176	273,684,359
Convertible Bonds†	—	582,502,609	1,996,637	584,499,246
Closed End Funds	20,274,301	—	—	20,274,301
Exchange-Traded Fund	3,842,092	—	—	3,842,092
Credit Default Swap Contracts*	—	129,276	—	129,276
Warrants†	39,465,755	330,349	5,668,178	45,464,282
Money Market Funds	—	139,578,677	—	139,578,677

Total Assets	$927,328,191	$1,041,268,671	$30,603,926	$1,999,200,788

LIABILITIES
Common Stocks (Sold Short)†	$(886,464,704)	$—	$(192,458)	$(886,657,162)
Convertible Bonds (Sold Short)†	—	(1,153,062)	—	(1,153,062)
Exchange-Traded Funds (Sold Short)	(35,044,659)	—	—	(35,044,659)

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts*	—	(2,122,504)	—	(2,122,504)
Futures Contracts*	(2,271,771)	—	—	(2,271,771)
Credit Default Swap Contracts*	—	(1,228,171)	—	(1,228,171)
Written Options Contracts*	(610,720)	—	—	(610,720)

Total Liabilities	$(924,391,854)	$(4,503,737)	$(192,458)	$(929,088,049)

*	Derivative instruments, including futures, foreign currency, and total return swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument. Written options and credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS- LONG	COMMON STOCKS- SHORT	CONVERTIBLE PREFERRED STOCK	CORPORATE BONDS	CONVERTIBLE BONDS	WARRANTS
Balance as of December 31, 2010	$3,323,774	$—	$580,905	$3,240,078	$1,864,435	$3,543,581
Securities purchased (sold)	9,187,389	—	—	1,239,378	—	(774,763)
Realized gain (loss)	(93,262)	—	—	—	—	1,111
Change in unrealized appreciation (depreciation)	49,357	—	232,079	85,804	125,202	2,816,360
Transfers into Level 3	4,575,692	(192,458)	—	517,916	7,000	81,889

Balance as of March 31, 2011	$17,042,950	$(192,458)	$812,984	$5,083,176	$1,996,637	$5,668,178

There were no material transfers between Levels 1 and 2 during the period.

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$1,150,262,946	$—	$1,150,262,946

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

Total Return Swap Contracts*	—	15,320	—	15,320
Futures Contracts*	3,427,022	—	—	3,427,022

Total Assets	$3,427,022	$1,150,278,266	$—	$1,153,705,288

LIABILITIES
Total Return Swap Contracts*	$—	$(213,300)	$—	$(213,300)
Forward Foreign Currency Exchange Contracts *	—	(2,012,734)	—	(2,012,734)

Total Liabilities	$—	$(2,226,034)	$—	$(2,226,034)

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

*	Derivative instruments, including futures, foreign currency and total return swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$22,337,384	$—	$22,337,384
U.S. Treasury Obligations	—	14,818,774	—	14,818,774
Money Market Funds	—	45,944,387	—	45,944,387
Credit Default Swap Contracts*	—	1,573,911	—	1,573,911
Total Return Swap Contracts*	—	82,954	—	82,954
Forward Foreign Currency Exchange Contracts*	—	190,579	—	190,579
Futures Contracts*	780,304	—	—	780,304

Total Assets	$780,304	$84,947,989	$—	$85,728,293

LIABILITIES
Interest Rate Swap Contracts*	$—	$(103,203)	$—	$(103,203)
Credit Default Swap Contracts*	—	(75,743)	—	(75,743)
Total Return Swap Contracts*	—	(23,412)	—	(23,412)

Total Liabilities	$—	$(202,358)	$—	$(202,358)

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

*	Derivative instruments, including futures, foreign currency, interest rate and total return swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument. Credit default swap contracts are reported at market value.

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$177,439,225	$—	$—	$177,439,225
Money Market Funds	—	23,536,912	—	23,536,912
Futures Contracts*	25,567	—	—	25,567

Total Assets	$177,464,792	$23,536,912	$—	$201,001,704

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no material transfers between Levels 1 and 2 during the period.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$84,017,352	$—	$—	$84,017,352
Money Market Funds	—	13,161,649	—	13,161,649
Futures Contracts*	28,982	—	—	28,982

Total Assets	$84,046,334	$13,161,649	$—	$97,207,983

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no material transfers between Levels 1 and 2 during the period.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$15,117,680	$50,605,269	$—	$65,722,949
Preferred Stocks†	—	372,132	—	372,132
Exchange-Traded Funds	1,121,940	—	—	1,121,940
Rights†	—	1,786	—	1,786
Money Market Funds	—	5,631,682	—	5,631,682
Equity Swap Contracts*	—	79,963	—	79,963

Total Assets	$16,239,620	$56,690,832	$—	$72,930,452

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(16,425)	$—	$(16,425)

Total Liabilities	$—	$(16,425)	$—	$(16,425)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no material transfers between Levels 1 and 2 during the period.

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended March 31, 2011 are as follows:

	ASSETS				LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY CONTRACTS

Equity Risk Exposure:
AQR Global Equity Fund	$5,483,321	$—	$—	$—	$3,584,949	$1,169,651	$—
AQR International Equity Fund	6,903,927	—	—	—	3,902,093	970,379	—
AQR Diversified Arbitrage Fund	—	—	—	610,720	2,391,979	—	—
AQR Managed Futures Strategy Fund	7,667,727	1,318,640	—	—	730,614	—	—
AQR Risk Parity Fund	727,200	133,633	—	—	133,693	—	—
AQR Momentum Fund	25,567	—	—	—	—	—	—
AQR Small Cap Momentum Fund	28,982	—	—	—	—	—	—
AQR International Momentum Fund	—	79,963	—	—	—	—	—

Foreign Exchange Rate Risk Exposure
AQR Global Equity Fund	—	—	3,494,162	—	—	—	4,520,494
AQR International Equity Fund	—	—	4,747,452	—	—	—	5,408,897
AQR Diversified Arbitrage Fund	—	—	271,977	—	—	—	2,394,481
AQR Managed Futures Strategy Fund	—	—	29,907,041	—	52,434	—	31,919,775
AQR Risk Parity Fund	—	—	718,826	—	—	—	528,247
AQR International Momentum Fund	—	—	2,106	—	—	—	18,531

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	120,208	—	—	—	—	—	—
AQR Managed Futures Strategy Fund	1,245,057	68,315	—	—	4,357,354	867,473
AQR Risk Parity Fund	107,628	75,556	—	—	205	251,050	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	129,276	—	—	—	1,228,171	—
AQR Risk Parity Fund	—	1,573,911	—	—	—	75,743	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	13,049,469	—	—	—	13,394,829	717,462	—
AQR Risk Parity Fund	514,598	—	—	—	435,224	1,800	—

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

	ASSETS				LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY CONTRACTS

Netting
AQR Global Equity Fund	$(3,584,949)	$—	$(3,494,162)	$—	$(3,584,949)	$—	$(3,494,162)
AQR International Equity Fund	(3,902,093)	—	(4,747,452)	—	(3,902,093)	—	(4,747,452)
AQR Diversified Arbitrage Fund	(120,208)	(129,276)	(271,977)	—	(120,208)	(129,276)	(271,977)
AQR Managed Futures Strategy Fund	(18,535,231)	(1,386,955)	(29,907,041)	—	(18,535,231)	(1,386,955)	(29,907,041)
AQR Risk Parity Fund	(569,122)	(328,593)	(528,247)	—	(569,122)	(328,593)	(528,247)
AQR Momentum Fund	—	—	—	—	—	—	—
AQR Small Cap Momentum Fund	—	—	—	—	—	—	—
AQR International Momentum Fund	—	—	(2,106)	—	—	—	(2,106)

Net Fair Value of Derivative Contracts
AQR Global Equity Fund	1,898,372	—	—	—	—	1,169,651	1,026,332
AQR International Equity Fund	3,001,834	—	—	—	—	970,379	661,445
AQR Diversified Arbitrage Fund	—	—	—	610,720	2,271,771	1,098,895	2,122,504
AQR Managed Futures Strategy Fund	3,427,022	—	—	—	—	197,980	2,012,734
AQR Risk Parity Fund	780,304	1,454,507	190,579	—	—	—	—
AQR Momentum Fund	25,567	—	—	—	—	—	—
AQR Small Cap Momentum Fund	28,982	—	—	—	—	—	—
AQR International Momentum Fund	—	79,963	—	—	—	—	16,425

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of March 31, 2011, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED

AQR Global Equity Fund	$(297,611)	$18,760,158
AQR Diversified Arbitrage Fund	(6,103,890)	19,610,718

7. Risks and Concentrations

AQR FUNDS

Notes to Schedule of Investments

March 31, 2011 (Unaudited)

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are presented in the Schedules of Portfolio Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable US companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Portfolio Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

As of March 31, 2011, a substantial portion of the AQR Global Equity, AQR International Equity and AQR International Momentum Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of March 31, 2011, the AQR Diversified Arbitrage Fund pledged a substantial portion of its assets for securities sold short to JP Morgan Chase Bank N.A.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require disclosure.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig,
Chief Executive Officer

May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig,
Chief Executive Officer

Date: May 25, 2011

By:	/s/ Nir Messafi
Nir Messafi,
Chief Financial Officer

Date: May 25, 2011